As filed with the Securities and Exchange Commission on August 6, 2008


                                        SECURITIES ACT FILE NO. _______________
                                INVESTMENT COMPANY ACT FILE NO. 811-22224


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                       X
                        [ ] PRE-EFFECTIVE AMENDMENT NO._
                        [ ] POST-EFFECTIVE AMENDMENT NO._

                             REGISTRATION STATEMENT
                                   UNDER THE                        X
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. __

                          ----------------------------

              ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           --------------------------

                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022

                           --------------------------

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 908-9660

                               TIMOTHY J. STEWART
                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (212) 908-9660

                           --------------------------

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                             GEORGE M. SILFEN, ESQ.
                            SCHULTE ROTH & ZABEL, LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
               AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF
                           THIS REGISTRATION STATEMENT

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective:
[X] when declared effective pursuant to Section 8(c)

If appropriate, check the following box:
[ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ___.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                             PROPOSED
                                             MAXIMUM          AMOUNT OF
TITLE OF SECURITIES      AMOUNT BEING       AGGREGATE        REGISTRATION
 BEING REGISTERED        REGISTERED      OFFERING AMOUNT        FEE

Units of Limited Liability
  Company Interests     $200,000,000     $200,000,000        $7,860.00

    The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

    THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT USE THIS PROSPECTUS TO SELL SECURITIES UNTIL THE REGISTRATION STATEMENT CONTAINING THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


U.S. INVESTORS
PROSPECTUS

                              DATED [_______], 2008

                           ROBECO-SAGE MULTI-STRATEGY
                           INSTITUTIONAL FUND, L.L.C.
                                 ---------------
                  UNITS OF LIMITED LIABILITY COMPANY INTERESTS
                                 ---------------

    Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Fund") is a newly formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund's investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility.

    THE UNITS OF LIMITED LIABILITY COMPANY INTERESTS IN THE FUND ("UNITS") ARE NOT DEPOSITS IN, OBLIGATIONS OF, OR GUARANTEED BY ROBECO INVESTMENT MANAGEMENT, INC. OR ROBECO GROEP, N.V. OR ANY OF THEIR AFFILIATES OR BY ANY BANK, ARE NOT GOVERNMENT GUARANTEED OR INSURED, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE "INVESTMENT PRACTICES AND RELATED RISK FACTORS."
                                 TOTAL OFFERING
          Amount(1)                                             $200,000,000
          Sales Load(2)                                              None
          Proceeds to the Fund(3)                               $200,000,000
---------------

1 Generally, the minimum initial investment in Units by an investor is $100,000 and subsequent investments must be at least $25,000. These minimums may be reduced for certain investors.

2 Under the terms of this Prospectus, investors in the Fund (who must meet the eligibility requirements described herein) will not be charged a sales load by the broker-dealer selling the Units. (SEE "Purchases of Units - Eligible Investors.")

3 These estimated proceeds assume the sale of all Units registered under this offering.

    Robeco  Securities,  L.L.C.  ("Robeco  Securities"),  a subsidiary of Robeco
Investment Management, Inc., the Fund's investment adviser, serves as the distributor of the Units and serves in that capacity on a reasonable best efforts basis, subject to various conditions. The principal business address of Robeco Securities is 909 Third Avenue, New York, New York 10022. Robeco Securities may retain broker-dealers and financial advisers (collectively with Robeco Securities, the "Selling Agents") to assist in the distribution of Units. Robeco Securities provides or arranges for the provision of certain investor and account maintenance services pursuant to a Member Services Agreement with the Fund for which the Fund pays an ongoing quarterly fee at an annualized rate of 0.15% of the average net assets of the Fund during the calendar quarter. SEE "Purchases of Units - Distribution and Member Services." Units will be sold only to investors qualifying as "Eligible Investors" as described in this Prospectus.

    Neither the Securities and Exchange Commission (the "SEC") nor any other U.S. federal or state governmental agency or regulatory authority has approved or disapproved the merits of an investment in these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

    This Prospectus sets forth concisely information about the Fund that a prospective investor should know before investing. It includes information required to be included in a prospectus and statement of additional information. Please read it before you invest and keep it for future reference. A statement of additional information, dated [_ _], 2008 (the "SAI"), containing additional information about the Fund, has been filed with the SEC. The table of contents of the SAI is on page [57] of this Prospectus. While the Fund does not maintain a website, you may request a free copy of this Prospectus, the SAI, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make inquiries by calling (866) 773-7145 or by writing to the Fund. Additional information about the Fund has been filed with the SEC and is available on the SEC's website at www.sec.gov.

                       ROBECO INVESTMENT MANAGEMENT, INC.
                                 ---------------
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (212) 908-9660
                            ROBECO SECURITIES, L.L.C.

                                TO ALL INVESTORS

    This Prospectus will not constitute an offer to sell or the solicitation of an offer to buy, and no sale of Units will be made, in any jurisdiction in which the offer, solicitation or sale is not authorized or to any person to whom it is unlawful to make the offer, solicitation or sale. No person has been authorized to make any representations concerning the Fund that are inconsistent with those contained in this Prospectus. Prospective investors should not rely on any information not contained in this Prospectus. Prospective investors should not construe the contents of this Prospectus as legal, tax or financial advice. Each prospective investor should consult his, her or its own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund for the investor. This Prospectus is qualified in its entirety by reference to the Limited Liability Company Agreement of the Fund (the "Company Agreement"), dated [September 12, 2008], which appears in Appendix A of this Prospectus. Prospective investors should read this Prospectus and the Company Agreement carefully before investing and retain them for future reference. Units are subject to restrictions on transferability and resale.

                                 PRIVACY NOTICE

    Your privacy is very important to us. This Privacy Notice sets forth our policies with respect to nonpublic personal information of investors, prospective investors and former investors in the Fund and may be changed at any time, provided a notice of such change is given to you.

    You provide us with personal information, such as your address, social security number, assets and/or income information: (i) in investor certifications and related documents; (ii) in correspondence and conversations with the Fund's representatives; and (iii) through transactions in the Fund.

    We do not disclose any of this personal information about our investors, prospective investors or former investors to anyone, other than to our affiliates, and except as permitted by law, such as to our attorneys, auditors, brokers and regulators and, in such case, only as necessary to facilitate the acceptance and management of your investment. Thus, it may be necessary, under anti-money laundering and similar laws, to disclose information about investors in order to accept investor certifications and payments for Units. We will also release information about you if you direct us to do so, if compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

    We seek to carefully safeguard your private information and, to that end, restrict access to nonpublic personal information about you to those employees and other persons who need to know the information to enable the Fund to provide services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

                              TABLE OF CONTENTS


Offering Summary.............................................................1
Summary of Fund Expenses.....................................................1
Financial Highlights.........................................................2
The Fund.....................................................................2
Use of Proceeds; Cash Equivalents............................................2
Structure....................................................................2
Investment Program...........................................................3
Investment Practices and Related Risk Factors................................8
Additional Risk Factors.....................................................16
Performance History.........................................................20
Investment Policies and Restrictions........................................20
Management of the Fund......................................................21
The Adviser.................................................................25
The Advisory Agreements.....................................................28
The Management Agreements...................................................29
Voting......................................................................29
Proxy Voting................................................................29
Brokerage...................................................................29
Administrator...............................................................30
Custodian and Escrow Agent..................................................30
Fees and Expenses...........................................................30
Capital Accounts and Allocations............................................31
Conflicts of Interest.......................................................34
Code of Ethics..............................................................36
Purchases of Units..........................................................37
Redemptions, Repurchases of Units and Transfers.............................39
Tax Aspects.................................................................42
ERISA Considerations........................................................52
Additional Information and Summary of Limited Liability Company
Agreement...................................................................53
Reports to Members..........................................................54
Term, Dissolution and Liquidation...........................................54
Fiscal Year.................................................................55
Independent Registered Public Accounting Firm...............................55
Legal Counsel...............................................................55
Inquiries...................................................................55
Table of Contents of SAI....................................................56
Appendix A - Company Agreement.............................................A-i
Appendix B - Form of Investor Certification................................B-i
Appendix C - Adviser Performance Information ..............................C-i

                             OFFERING SUMMARY

    IN MAKING AN INVESTMENT DECISION, AN INVESTOR MUST RELY UPON HIS, HER OR ITS OWN EXAMINATION OF ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C. AND THE TERMS OF THE OFFERING, INCLUDING THE MERITS AND RISKS INVOLVED IN ACQUIRING UNITS OF LIMITED LIABILITY COMPANY INTERESTS IN ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C. THIS IS ONLY A SUMMARY OF INFORMATION TO CONSIDER BEFORE INVESTING AND IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION THAT FOLLOWS ELSEWHERE IN THIS PROSPECTUS. AN INVESTOR SHOULD REVIEW THE ENTIRE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE UPON REQUEST, BEFORE MAKING A DECISION TO PURCHASE UNITS OF LIMITED LIABILITY COMPANY INTERESTS IN ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C.

THE FUND Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Fund") is a newly formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company.

                            Investors who purchase units of limited liability company interests in the Fund ("Units") in the offering, and other persons who acquire Units and are admitted to the Fund by its board of managers (the "Board of Managers" and each member of the Board of Managers, a "Manager"), or its delegatee, will become members of the Fund ("Members"). The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund provides the benefits of professional selection of asset managers, professional asset allocation and the opportunity to invest with asset managers whose services may not generally be available to the investing public, whose investment funds may be closed from time to time to new investors or who otherwise may place stringent restrictions on the number and type of persons whose money they will manage. The Fund is similar to a private investment fund in that it will be actively managed and the Units will be sold solely to high net worth individuals and institutional investors, but differs from a typical private investment fund in that it will permit investments in relatively modest minimum denominations and it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act").

INVESTMENT OBJECTIVE AND    The  Fund's  investment   objective  is  to  achieve
INVESTMENT PROGRAM          long-term capital  appreciation  while attempting to
                            reduce  risk  and   volatility.   In  pursuing   its
                            investment objective, the Fund invests substantially
                            all  of its  assets  in  Robeco-Sage  Multi-Strategy
                            Master Fund,  L.L.C.  (the "Master  Fund"),  a newly
                            formed Delaware limited  liability  company,  which,
                            like the Fund, is registered under the 1940 Act. The
                            Master Fund, in turn,  invests its assets  primarily
                            in  private   investment   funds,   joint  ventures,
                            investment  companies,  and other similar investment
                            vehicles  ("Portfolio  Funds") that are managed by a
                            select  group  of  portfolio  managers   ("Portfolio
                            Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. This form of investment structure is commonly known as a "master/feeder fund" arrangement.

                            The Adviser (as defined  below) is  responsible  for
                            selecting Portfolio Managers and determining the portion of the Master Fund's assets to be allocated to each Portfolio Manager. Portfolio Managers are generally chosen on the basis of some or all of the following selection criteria established by the Adviser, including an analysis of the Portfolio Manager's performance during various time periods and market cycles, the Portfolio Manager's reputation, experience, training and investment philosophy and policies, whether the Portfolio Manager has an identifiable track record and/or the degree to which the Portfolio Manager has a personal investment in the investment program. Portfolio Managers are generally compensated on terms which will usually include asset-based and performance-based fees or allocations paid by, or charged to, the relevant Portfolio Fund. (SEE "Fees and Expenses.")

                            Portfolio Managers may invest in a wide range of instruments, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, commodities, futures and fixed income and other debt-related instruments, cash and cash equivalents, options and warrants. The Adviser expects that Portfolio Managers will utilize both over-the-counter and exchange traded instruments (including derivative instruments), trade on margin and engage in short sales. In addition, Portfolio Managers are permitted to utilize leverage, without limit.

                            The Master Fund's multi-asset, multi-manager structure seeks to take advantage of broad market opportunities. The Master Fund will not follow a rigid investment policy that would restrict it from participating in any market, strategy or investment. In fact, subject to certain limitations described herein, the Master Fund's assets may be deployed in whatever markets or strategies are deemed appropriate under prevailing economic and market conditions to attempt to achieve long-term capital appreciation. The Adviser seeks to monitor each Portfolio Manager on an ongoing basis. The identity and number of Portfolio Managers is likely to change over time. The Adviser may withdraw from or invest in different Portfolio Funds without prior notice to, or the consent of, the Members.

                            As noted above, Portfolio Managers generally conduct their investment programs through Portfolio Funds, which may include private investment funds, joint ventures, investment companies and similar investment vehicles. Portfolio Funds in which the Master Fund invests are not expected to be registered under the 1940 Act.

                            PORTFOLIO FUNDS AND PORTFOLIO ACCOUNTS. The Master Fund invests its assets primarily in Portfolio Funds. The Master Fund may on occasion retain one or more Portfolio Managers to manage and invest designated portions of the Master Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Master Fund will be the sole limited partner). Any arrangement in which the Master Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle is referred to as a "Portfolio Account." Portfolio Managers for which such an investment vehicle is formed and Portfolio Managers who manage assets directly for the Master Fund on a managed account basis are collectively referred to as "Sub-Managers."

                            The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Master Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions.
                            However, to facilitate investments in Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting
                            interests,   the

                            1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

                            PORTFOLIO FUND INVESTMENT PRACTICES. Portfolio Funds are not expected to be registered under the 1940 Act. Unregistered investment funds typically provide greater flexibility than traditional investment funds (E.G., registered investment companies) as to the types of securities that may be owned, the types of trading strategies that may be employed, and in some cases, the amount of leverage that may be used. Portfolio Managers utilized by the Master Fund may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of Portfolio Managers may also involve the use of a variety of sophisticated investment techniques, for both hedging and non-hedging purposes, including: short sales of securities; use of leverage (I.E., borrowing money for investment purposes); and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, futures contracts and options on futures. These techniques may, in some cases, be an integral part of a Portfolio Manager's investment program and involve significant risks. Portfolio Managers are generally not limited in the markets in which they invest (either by location or type, such as large capitalization, small capitalization or foreign markets) or the investment disciplines that they may employ (such as value or growth or bottom-up or top-down analysis).

                            For purposes of complying with applicable investment restrictions and investment limitations imposed by the 1940 Act, the Master Fund will "look through" to the underlying investments of any Portfolio Account that the Master Fund may establish. However, Portfolio Funds in which the Master Fund invests are not subject to the investment restrictions of the Fund or the Master Fund and, unless registered under the 1940 Act, are not subject to any of the investment limitations imposed by the 1940 Act.

                            TEMPORARY INVESTMENTS. During periods of adverse market conditions in the securities markets, as determined by the Adviser, the Fund or the Master Fund may temporarily invest all or any portion of its assets in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold its assets as cash. The Fund and the Master Fund also may invest in money market instruments or shares of money market funds, or hold cash, for liquidity purposes. (SEE "Investment Practices and Related Risk Factors--Money Market Instruments.")

                            AN INVESTMENT IN THE FUND INVOLVES SUBSTANTIAL RISKS AND NO ASSURANCE CAN BE GIVEN THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

POTENTIAL BENEFITS OF       By investing in the Fund, investors gain access to a
INVESTING IN THE FUND       group of Portfolio Managers whose services typically
                            are not available to the general investing public, whose investment funds may be closed from time to time to new investors or who otherwise may place stringent restrictions on the number and type of persons whose money they will manage. The Fund provides investors the opportunity to participate in the investment programs of a professionally selected cross-section of Portfolio Managers, without being subject to the high minimum investment requirements that Portfolio Managers typically would impose on investors. Allocation of assets among Portfolio
                            Managers has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single
                            Portfolio Manager.

BORROWINGS                  The Fund and the Master Fund generally do not expect
                            to engage in  borrowings  other than on a short-term
                            or temporary  basis.  Borrowings  by the Fund or the
                            Master Fund, including any borrowings by the Fund or
                            the Master Fund on behalf of Portfolio Accounts, are
                            subject to a 300% asset coverage  requirement  under
                            the  1940  Act.   Portfolio   Funds   that  are  not
                            registered  investment  companies are not subject to
                            this requirement. Borrowings for investment purposes
                            (a practice  known as  "leverage")  involve  certain
                            risks. Any borrowings for investment purposes (other
                            than on a short-term or temporary basis) by the Fund
                            or  the  Master   Fund  would  be  made  solely  for
                            Portfolio   Accounts   and  are   not  a   principal
                            investment  strategy of the Fund or the Master Fund.
                            (SEE   "Investment   Program--Borrowing;    Use   of
                            Leverage.")

RISK FACTORS                The  investment  program of the Fund is  speculative
                            and  involves  substantial  risks.  There  can be no
                            assurance that the investment  objective of the Fund
                            will be achieved.  The investment performance of the
                            Fund will  depend on the  performance  of the Master
                            Fund,  which in turn will depend on the  performance
                            of the Portfolio Managers with which the Master Fund
                            invests,   and  the  Adviser's   ability  to  select
                            Portfolio Managers and to allocate and reallocate effectively the Master Fund's assets among Portfolio
                            Managers. The value of an investment in the Fund will fluctuate with changes in the values of the Master Fund's investments.

                            AN INVESTMENT IN THE FUND INVOLVES THE FOLLOWING GENERAL RISKS:

                            o Investing  in the  Fund  can  result  in a loss of
                              capital invested. Use of leverage, short sales and derivative transactions by Portfolio Managers can result in significant losses to the Master Fund and, therefore, the Fund.

                            o The  Master  Fund is a  non-diversified  fund  and
                              invests in Portfolio Funds that may not have diversified investment portfolios, thereby increasing investment risk.

                            o There are  special  tax risks  associated  with an
                              investment in the Fund. (SEE "Tax Aspects.")

                            o The Fund and the  Master  Fund  are  newly  formed
                              entities and have no operating history. However, although the Master Fund is newly formed, as of October 1, 2008, it acquired all of the investments of Robeco-Sage Multi-Strategy Fund, L.L.C., which commenced operations on December 1, 2005.

                            o Units  will  not  be  traded  on  any   securities
                              exchange or other market and will be subject to substantial restrictions on transfer. (SEE "Investment Practices and Related Risk Factors," "Tax Aspects," and "Redemptions, Repurchases of Units and Transfers.") Liquidity will be provided to Members only through repurchase offers made from time to time by the Fund. There is no assurance that an investor tendering Units for repurchase in connection with a repurchase offer made by the Fund will have those Units repurchased in that repurchase offer.

                            o An investor  who meets the  conditions  imposed by
                              the Portfolio Managers, including minimum initial investment requirements that may, in many cases, be substantially higher than $100,000, could invest directly in Portfolio Funds or with Portfolio Managers. By investing in Portfolio Funds indirectly through the Fund and the Master Fund, an investor bears a PRO RATA portion of the asset-based fees and other expenses of the Fund, and also indirectly bears a PRO RATA portion of the asset-based fees, performance-based allocations and other expenses borne by the Master Fund as an investor in Portfolio Funds.

                            o The fees and other  expenses  borne  directly  and
                              indirectly by the Fund, including those of the Master Fund, which include fees, expenses and performance-based allocations that are borne by the Master Fund as an investor in Portfolio Funds or Portfolio Accounts, are higher than those of most other registered investment companies.

                            INVESTING IN PORTFOLIO FUNDS INVOLVES SPECIAL RISKS, INCLUDING THE FOLLOWING:

                            o Portfolio  Funds  generally will not be registered
                              as investment companies under the 1940 Act. Therefore, the Master Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds.

                            o Portfolio  Funds may, in some  cases,  concentrate
                              their investments in a single industry or group of related industries. This increases the sensitivity of their investment returns to economic factors affecting that industry or group of industries.

                            o The  Adviser  may  have  little  or  no  means  of
                              independently verifying information provided by Portfolio Managers and thus, may not be able to ascertain whether Portfolio Managers are adhering to their disclosed investment strategies and their investment and risk management policies. A Portfolio Manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser.

                            o The Master Fund relies  primarily  on  information
                              provided by Portfolio Managers in valuing its investments in Portfolio Funds. There is a risk that inaccurate valuations provided by Portfolio Managers could adversely affect the value of Units and the amounts Members receive upon the repurchase of Units. Because Portfolio Funds generally will provide net asset value information on a monthly basis, and may not provide detailed information on their investment positions except on an annual basis, the Master Fund generally will not be able to determine the fair value of its investments in Portfolio Funds or its net asset value other than as of the end of each month and may not be able to verify valuation information given to the Master Fund by Portfolio Managers (except in the case of Portfolio Accounts).

                            o Portfolio  Managers  typically charge  asset-based
                              management fees, and typically are also entitled to receive performance-based fees or allocations. The Master Fund, as an investor in Portfolio Funds (or by retaining a Portfolio Manager to manage a Portfolio Account), will be subject to these fees and allocations, which will reduce the investment returns of the Fund. These fees and allocations are in addition to the investment management fee
                              the   Fund   pays   to   the   Adviser.

                            o The  performance-based   fees  or  allocations  to
                              Portfolio Managers may create an incentive for Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of performance-based fees or allocations. In addition, because a performance-based fee or allocation will generally be calculated on a basis that includes unrealized appreciation of a Portfolio Fund's assets, the fee or allocation may be greater than if it were based solely on realized gains.

                            o Each   Portfolio    Manager   will   receive   any
                              performance-based fees or allocations to which it is entitled irrespective of the performance of the other Portfolio Managers and the Master Fund generally. Accordingly, a Portfolio Manager with positive performance may receive performance-based compensation from the Master Fund, which will be borne indirectly by Members, even if the Master Fund's overall returns are negative.

                            o Investment  decisions for Portfolio Funds are made
                              by Portfolio Managers independently of each other. As a result, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold by another Portfolio Fund. Consequently, the Master Fund could incur indirectly certain transaction costs without accomplishing any net investment result.

                            o To the extent the Master Fund purchases non-voting
                              securities of a Portfolio Fund or waives its right to vote its securities with respect to Portfolio Funds, it will not be able to vote on matters that require the approval of the investors in the Portfolio Fund, including matters that could adversely affect the Master Fund's investment in the Portfolio Fund.

                            o The Master Fund may make additional investments in
                              or effect withdrawals from Portfolio Funds only at certain specified times. The Master Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so, which may result in a loss and adversely affect the Fund's investment return.

                            o Portfolio  Funds may be  permitted  to  distribute
                              securities in-kind to investors making withdrawals of capital. Upon the Master Fund's withdrawal of all or a portion of its interest in a Portfolio Fund, the Master Fund may receive securities that are illiquid or difficult to value, and which may cause the Fund to incur certain expenses. In such circumstances, the Adviser would determine whether to attempt to liquidate the security, hold it in the Master Fund's portfolio or distribute it to investors in the Master Fund in connection with a repurchase by the Master Fund of all or a portion of the Units of Members.

                            Investing in a master/feeder arrangement involves certain additional risks, including the following:

                            o The  Fund  pursues  its  investment  objective  by
                              investing in the Master Fund. The Fund does not have the right to withdraw its investment in the Master Fund. Instead, it may only do so through periodic repurchases by the Master Fund of the Fund's units in the Master Fund. This may limit the ability of the Fund to make offers to repurchase Units. In addition, the Fund may receive securities and other investments from the Master Fund in lieu of cash when it withdraws capital from the Master Fund. The Fund would incur expenses in liquidating investments received in connection with any in-kind distributions.

                            o A change in the investment objective,  policies or
                              restrictions of the Master Fund may cause the Fund to withdraw its investment in the Master Fund. Alternatively, the Fund could seek to change its investment objective, policies or restrictions to conform to those of the Master Fund. Certain investment policies and restrictions of the Master Fund may be changed without the approval of investors in the Master Fund. However, the Master Fund will notify the Fund at least 30 days before any significant changes are implemented.

                            o Units in the Master Fund may be held by  investors
                              other than the Fund. These investors may include other investment funds, including investment companies that, like the Fund, are registered under the 1940 Act, and other types of pooled investment vehicles. When investors in the Master Fund vote on matters affecting the Master Fund, the Fund could be outvoted by other investors. The Fund also may be adversely affected, in other respects, by other investors in the Master Fund.

                            o Other investors in the Master Fund may offer units
                              of limited liability interests to their respective investors that have costs and expenses that differ from those of the Fund. Thus the investment returns for investors in other funds that invest in the Master Fund may differ from the investment return of investors in the Fund.

MANAGEMENT                  The  Board  of  Managers  of the  Fund  has  overall
                            responsibility  for  monitoring  and  overseeing the
                            Fund's  investment  program and its  management  and
                            operations. Any vacancy on the Board of Managers may
                            be filled by the remaining  Managers,  except to the
                            extent  the  1940  Act   requires  the  election  of
                            Managers by the Members. A majority of the Managers are "Independent Managers" who are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. (SEE "Management of the Fund.")

                            The Master Fund also has a board of managers (the "Master Fund Board") which currently is comprised of the same individuals who comprise the Board of
                            Managers  of the Fund.  The  Master  Fund  Board has
                            overall responsibility for the management and supervision of the operations of the Master Fund.

THE ADVISER                 Robeco Investment  Management,  Inc. (the "Adviser")
                            will  serve as the  investment  adviser of the Fund.
                            The Adviser is registered  as an investment  adviser
                            under  the  Investment  Advisers  Act  of  1940,  as
                            amended.  The Adviser is a Delaware  corporation and
                            an  indirect   subsidiary  of  Robeco  Groep,   N.V.
                            ("Robeco").  Robeco, headquartered in Rotterdam, the
                            Netherlands,  is a leading  European  asset  manager
                            that   provides   discretionary   asset   management
                            products and services and a complete range of mutual
                            funds to a large number of institutional  and retail
                            clients  worldwide.   Its  products  include  equity
                            funds,  fixed income  funds,  money market funds and
                            alternative products such as private equity funds of
                            funds,  hedge funds of funds and structured  finance
                            vehicles.  Robeco has  offices  in France,  Belgium,
                            Luxembourg, Switzerland, Germany, Spain, the UK, New
                            York, New York (Robeco Investment Management, Inc.),
                            Boston,   Massachusetts  and  Toledo,  Ohio  (Harbor
                            Capital  Advisors).  Robeco is part of  Cooperatieve
                            Centrale   Raiffeissen   -   Boerenleen   Bank  B.A.
                            ("Rabobank"). As of [ ], 2008, Robeco's total assets under management were $[ ] billion.

                            Pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The agreement authorizes the Adviser to implement  the  Fund's  investment  program  through
                            investing in the Master Fund. The Adviser is authorized, subject to the approval of the Board of Managers and Members, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Adviser to the Fund or to assist in providing these services. To the extent that the Adviser retains a sub-adviser to manage the assets of the Fund, the Adviser is responsible under the Advisory Agreement to review and supervise the services provided by the sub-adviser. Under the Advisory Agreement, a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during the calendar quarter (after adjustment for any purchases effective on that date) is payable by the Fund to the Adviser (the "Advisory Fee"). However, under the agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund's assets remain invested in the Master Fund.

                            In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) office space, telephone services and utilities, various administrative services to the Fund, including certain legal and compliance services and is responsible for the oversight of the Fund's administrator and other service providers. In consideration for these services, a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee") is payable by the Fund to the Adviser. However, under the Management Agreement, the Fund is not subject to the Management Fee so long as substantially all of the Fund's assets remain invested in the Master Fund.

                            The Master Fund has entered into an investment advisory agreement with the Adviser (the "Master Fund Advisory Agreement") pursuant to which the Adviser provides substantially similar services to the Master Fund as those set forth in the Fund's Advisory Agreement. As consideration for these services, the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during the calendar quarter (after adjustment for any purchases effective on that date) (the "Master Fund Advisory Fee"). The Master Fund Advisory Fee is payable in arrears within five business days after the end of the quarter.

                            Additionally, the Master Fund has entered into a management agreement with the Adviser pursuant to which the Adviser provides substantially similar services to the Master Fund as those set forth in the Fund's Management Agreement. As consideration for these services, the Master Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during the calendar quarter (the "Master Fund Management Fee").

                            Rabobank, the parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA. (SEE "Additional Risk Factors.")

FEES AND EXPENSES           The Adviser  bears all of its own costs  incurred in
                            providing  investment advisory and other services to
                            the Fund and the Master Fund,  including  travel and
                            other   expenses   related  to  the   selection  and
                            monitoring of Portfolio Managers.

                            The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement, the Master Fund Advisory Agreement and the Management Agreement, and by the Distributor pursuant to the Distribution Agreement and the Member Services Agreement (both as defined below), including, but not limited to: all investment related expenses (E.G., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a Portfolio Account, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees); all costs and expenses associated with the establishment of any Portfolio Accounts; any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund and the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund and the Master Fund; administrative expenses and fees of the Fund and the Master Fund; custody and escrow fees and expenses of the Fund and the Master Fund; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond for the Fund and the Master Fund; the Master Fund Advisory Fee; the Master Fund Management Fee; the Member Servicing Fee (as defined below); fees and travel-related and other expenses of members of the Board of Managers and the Master Fund Board who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board of Managers.

                            The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable or allocable to the Portfolio Manager. In such cases, the fees or allocations may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board of Managers and Members.

                            The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.40% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of the waiver of expenses. The Expense Limitation Agreement will remain in effect until terminated by the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement. (SEE "Fees and Expenses.")

CAPITAL ACCOUNTS AND        The Fund  maintains a separate  capital  account for
ALLOCATIONS                 each Member  which has an opening  balance  equal to
                            the Member's initial contribution to the capital of the Fund. Each Member's capital account is increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below.
                            Similarly, each Member's capital account is reduced by the sum of the amount of any repurchase by the Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

                            Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of the following: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date on which any contribution to the capital of the Fund is made; (iv) any day as of which the Fund repurchases any Units of any Member; or (v) any day as of which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

ALLOCATION OF NET PROFITS   Net  profits  or net  losses  of the  Fund  for each
AND NET LOSSES              fiscal period are allocated among and credited to or
                            debited from the capital  accounts of all Members as
                            of the last day of the fiscal  period in  accordance
                            with the Members' respective investment  percentages
                            for the fiscal period. These credits and debits to a
                            Member's  capital  account are in turn  reflected in
                            changes  in the  value of the  Member's  Units.  Net
                            profits or net losses  will be  measured  as the net
                            change  in the  value of the net  assets of the Fund
                            (including any net change in unrealized appreciation
                            or  depreciation  of investments and realized income
                            and gains or losses and  accrued  expenses),  before
                            giving  effect  to any  repurchases  by the  Fund of
                            Units,  and  excluding the amount of any items to be
                            allocated among the capital  accounts of the Members
                            other   than  in   accordance   with  the   Members'
                            respective  investment  percentages.  Each  Member's
                            investment percentage will be determined each fiscal
                            period by dividing,  as of the  commencement  of the
                            period,  the balance of the Member's capital account
                            by the sum of the  balances of the capital  accounts
                            of  all   Members.   (SEE   "Capital   Accounts  and
                            Allocations--Allocations  of  Net  Profits  and  Net
                            Losses.")

                            Allocations for Federal income tax purposes generally will be made among the Members so as to reflect equitably amounts credited or debited to each Member's capital account for the current and prior fiscal years. (SEE "Tax Aspects.")

CONFLICTS OF INTEREST       The  investment   activities  of  the  Adviser,  the
                            Portfolio  Managers and their  affiliates  for their
                            own accounts and for other  accounts they manage may
                            give  rise  to  conflicts   of  interest   that  may
                            disadvantage    the   Fund.   (SEE   "Conflicts   of
                            Interest.")

PURCHASES OF UNITS          An investor  purchases  Units in the Fund. The Units
                            represent  a  capital  account   maintained  on  the
                            investor's  behalf that reflects the purchaser's PRO
                            RATA  share of the  Fund's  capital.  An  investor's
                            capital  account is used to facilitate tax reporting
                            to the  investor.  Units  are  offered  at their net
                            asset  value  per  Unit,  and  each  Unit  purchased
                            represents  a  capital  contribution  to the Fund in
                            that   amount.   Generally,   the  minimum   initial
                            investment  in Units by an investor is $100,000  and
                            subsequent investments must be at least $25,000. The
                            minimum   initial  and  additional   investment  for
                            employees  of the  Adviser  or a  Selling  Agent (as
                            defined below) and their affiliates,  and members of
                            their immediate families and, in the sole discretion
                            of  the  Adviser,   as  applicable,   the  Managers,
                            attorneys and other professionals  engaged on behalf
                            of the Fund and members of their immediate families,
                            is  $25,000.   The   minimum   initial  and  minimum
                            additional investment requirements may be reduced or
                            increased  by the Board of Managers.  Under  certain
                            circumstances, the minimum investment amounts may be
                            waived,   subject   to  the   approval   of   Robeco
                            Securities.

                            The Fund expects to offer Units once a month, generally as of the first business day of each month or more or less frequently in the sole discretion of the Board of Managers. All purchases are subject to the receipt of cleared funds from the investor prior to the applicable purchase date in the full amount of the purchase. The investor must also submit a completed investor certification before the applicable purchase date. The Board of Managers reserves the right to reject any purchase for Units and the Board of Managers may, in its sole discretion, suspend purchases of Units at any time.

                            The Fund has entered into a distribution agreement (the "Distribution Agreement") with Robeco Securities, a subsidiary of the Adviser, to act as the distributor for the sale of Units (the "Distributor"). Robeco Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain broker-dealers and financial advisers (collectively with Robeco Securities, the "Selling Agents") to assist in the distribution of Units.

                            The Fund has also entered into a Member Services Agreement with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. As consideration for these services, the Fund pays an ongoing quarterly Member servicing fee to the Distributor at an annualized rate of 0.15% of the average net assets of the Fund. The Distributor may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. (SEE "Purchases of Units -- Distribution and Member Services.")

INITIAL CLOSING DATE        The initial  closing date for  purchases of Units is
                            expected to be [October 1], 2008, or such earlier or later date as the Adviser determines, provided the Fund has received purchases of Units prior to such date in an amount the Adviser believes, in its sole discretion, is sufficient to effectively implement the investment program for the Fund. Monies received from prospective investors in advance of the initial closing date will be held in a non-interest-bearing escrow account until such time as the Adviser believes the investment program for the Fund can be implemented.

INVESTOR ELIGIBILITY        Units are being offered only to  investors:  (i) who
                            purchase their investment through a discretionary or
                            non-discretionary fee-based advisory or wrap program
                            of a Member Service  Provider;  (ii) who are clients
                            of  investment  advisers or financial  planners that
                            participate  in programs  operated by Member Service
                            Providers  through  which  Units  in  the  Fund  are
                            offered; or (iii) who are other customers or clients
                            of Member Service Providers or their affiliates,  as
                            authorized by the Distributor,  in consultation with
                            the Member  Service  Provider.  In  addition,  these
                            investors   must   represent   that:  (i)  they  are
                            individuals or companies (other than investment companies) that have a net worth (or in the case of individuals, a joint net worth with their spouse) of more than $1.5 million or that they meet certain other qualification requirements; (ii) they are U.S.
                            persons for Federal income tax purposes; and (iii) they are not charitable remainder trusts. Units may not be purchased by nonresident aliens, foreign corporations, foreign partnerships, foreign trusts or foreign estates, each as defined in the Internal
                            Revenue Code of 1986, as amended.

                            Before an investor may invest in the Fund, a Selling Agent will require the investor to certify that it meets applicable investor qualification requirements and that it will not transfer its Units except in the limited circumstances permitted under the Company Agreement. (The form of certification that each investor will be asked to sign is contained in Appendix B of this Prospectus.) If an investor's executed and completed certification is not received on or before the date Units are to be issued, the investor's order will not be accepted. The Fund reserves the right to reject any order for the purchase of Units and may, in its sole discretion, suspend the offering of Units at any time.

INVESTOR SUITABILITY        AN INVESTMENT IN THE FUND INVOLVES SUBSTANTIAL RISKS
                            AND IS NOT  NECESSARILY

                            SUITABLE FOR ALL ELIGIBLE INVESTORS. You may lose some or all of your investment in the Fund. Before making a decision to invest in the Fund, you should consider whether the investment is consistent with your investment goals and needs and your financial situation, considering such factors as personal net worth, income, age, risk tolerance and liquidity needs.

TRANSFER RESTRICTIONS       Units held by Members may be  transferred  only: (i)
                            by operation of law pursuant to the death,  divorce,
                            bankruptcy,  insolvency, dissolution or adjudication
                            of  incompetency  of a  Member;  or  (ii)  with  the
                            consent  of the  Board  of  Managers  (which  may be
                            withheld  in its  sole  discretion).  Under  certain
                            circumstances,  the Board of Managers has  delegated
                            to the Adviser  authority to consent to transfers of
                            Units.  The Board of Managers has also  delegated to
                            the Adviser authority to admit Members. The Board of
                            Managers,  or the  Adviser,  may  not  consent  to a
                            transfer other than a transfer: (i) in which the tax
                            basis of the Units in the hands of the transferee is
                            determined, in whole or in part, by reference to its
                            tax  basis in the hands of the  transferor;  (ii) to
                            members of the Member's  immediate family (brothers,
                            sisters,  spouse, parents and children);  (iii) as a
                            distribution from a qualified  retirement plan or an
                            individual retirement account; or (iv) a transfer to
                            which the Board of  Managers,  or the  Adviser,  may
                            consent  pursuant  to the  following  sentence.  The
                            Board of Managers,  or the  Adviser,  may consent to
                            other pledges,  transfers, or assignments under such
                            other  circumstances  and  conditions  as it, in its
                            sole  discretion,   deems   appropriate;   PROVIDED,
                            HOWEVER, that prior to any such pledge, transfer, or
                            assignment,  the Board of Managers,  or the Adviser,
                            shall  consult  with  counsel  to the Fund to ensure
                            that such pledge,  transfer,  or assignment will not
                            cause the Fund to be treated as a  "publicly  traded
                            partnership" taxable as a corporation.  A Member who
                            transfers Units may be charged reasonable  expenses,
                            including attorneys' and accountants' fees, incurred
                            by the Fund in connection  with the  transfer.  (SEE
                            "Redemptions,     Repurchase     of    Units     and
                            Transfers--Transfers of Units.")

REDEMPTIONS AND             Units are not  redeemable  and a Member has no right
REPURCHASES OF UNITS BY THE to require  the Fund to redeem  its Units.  The Fund
FUND                        will  from time to time  make  offers to  repurchase
                            Units from  Members  pursuant  to  written  tenders.
                            Repurchase  offers will be made at such times and on
                            such  terms  as may be  determined  by the  Board of
                            Managers,  in its sole  discretion.  In  determining
                            whether the Fund should  offer to  repurchase  Units
                            from  Members,  the Board of Managers  will consider
                            the  recommendations  of the  Adviser.  The  Adviser
                            currently  expects  that  it will  recommend  to the
                            Board of Managers  that the Fund offer to repurchase
                            Units from Members no later than June 30, 2009,  and
                            thereafter, twice a year, as of June 30 and December
                            31. A  repurchase  fee equal to 2.0% of the value of
                            the  Units  repurchased,  which is  retained  by the
                            Fund,  will  apply if the date as of which the Units
                            are to be valued for purposes of  repurchase is less
                            than  one  year  following  the  date of a  Member's
                            investment  in the  Fund.  The  fee is  intended  to
                            offset costs associated with short-term  investments
                            in the Fund. If applicable,  the repurchase fee will
                            be  deducted  before  payment of the  proceeds  of a
                            repurchase. The Board of Managers will also consider
                            the following  factors,  among  others,  in making a
                            determination  as to  whether  to make an  offer  to
                            repurchase  Units  from  Members:  (i)  whether  any
                            Members have requested the Fund to repurchase  their
                            Units;  (ii)  the  liquidity  of the  Fund's  assets
                            (including the liquidity of investments  held by the
                            Master Fund); (iii) the investment plans and working
                            capital  requirements of the Fund; (iv) the relative
                            economies  of scale with  respect to the size of the
                            Fund;  (v) the  history of the Fund in  repurchasing
                            Units; (vi) the economic condition of the securities
                            markets;  and (vii) the anticipated tax consequences
                            of  any   proposed   repurchases   of  Units.   (SEE
                            "Redemptions, Repurchases of Units and Transfers--No
                            Right of Redemption" and "-- Repurchases of Units.")

                            The Company Agreement generally provides that the Fund will be dissolved if the Units of any Member that has submitted a written request to the Fund for the repurchase of all of its Units, in accordance with the terms of the Company Agreement, is not repurchased by the Fund within a period of two years following the date the request is received by the Fund.

                            If a repurchase offer is oversubscribed by Members who tender Units for repurchase, the Fund will repurchase only a PRO RATA portion of the Units tendered by each Member. In addition, a Member who tenders for repurchase only a portion of its Units will be required to maintain a minimum capital account balance of $100,000 (or any lower amount equal to the Member's initial purchase amount net of distribution fees), or such other amount as is determined by the Board of Managers. The Fund maintains the right to reduce the amount to be repurchased from a Member so that the required minimum capital account balance is maintained.

                            The Fund may redeem Units if, among other reasons, ownership of the Units by a Member would cause the Fund, the Master Fund or the Adviser to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction.

TAXATION Counsel to the Fund will render an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund will also render an opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

                            If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation (as a result of a successful challenge to the opinions rendered by counsel to the Fund or otherwise), the taxable income of the Fund would be subject to corporate income tax and any distributions of profits from the Fund would be treated as dividends. (SEE "Tax Aspects.")

ERISA PLANS AND OTHER       Because  the Fund and the  Portfolio  Funds  may use
TAX-EXEMPT ENTITIES         leverage  and the  Portfolio  Funds  may  engage  in
                            certain business  activities,  tax-exempt  investors
                            subject to the Employee  Retirement  Income Security
                            Act  of  1974,  as  amended  ("ERISA"),   and  other
                            tax-exempt  investors may incur income tax liability
                            to the extent the Fund's transactions are treated as
                            giving rise to unrelated  business  taxable  income.
                            The  Fund  is  not   designed  for   investment   by
                            charitable  remainder  trusts and,  therefore,  such
                            trusts  may  not   purchase   Units.   (SEE   "ERISA
                            Considerations" and "Tax Aspects.")

REPORTS TO MEMBERS          The Fund will  furnish to Members as soon
                            as  practicable  after the end of each  taxable year
                            such   information  as  is  necessary  for  them  to
                            complete their income tax or information returns, along with any other tax information required by law.

                            THE FUND'S ABILITY TO PROVIDE FINAL SCHEDULES K-1 TO MEMBERS FOR ANY GIVEN TAX YEAR PRIOR TO APRIL 15 OF THE FOLLOWING YEAR WILL DEPEND UPON WHEN IT RECEIVES THE REQUISITE INFORMATION FROM PORTFOLIO FUNDS. (SEE "ADDITIONAL RISK FACTORS--SPECIAL RISKS OF MULTI-MANAGER STRUCTURE.") THE FUND WILL PROVIDE SCHEDULES K-1 AS SOON AS PRACTICABLE AFTER IT RECEIVES ALL NECESSARY INFORMATION. HOWEVER, DELAYS FREQUENTLY OCCUR. MEMBERS SHOULD THEREFORE BE PREPARED TO OBTAIN EXTENSIONS OF THE FILING DATES FOR THEIR FEDERAL, STATE AND LOCAL INCOME TAX RETURNS.

                            The Fund will send Members an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act. Members also will be sent quarterly reports regarding the Fund's operations after the end of each quarter. Any Member may request from the Adviser an estimate, based on unaudited data, of the net asset value of the Fund as of the end of any calendar month.

TERM The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Company Agreement.

FISCAL YEAR AND TAXABLE     For accounting  purposes,  the Fund's fiscal year is
YEAR                        the  12-month  period  ending on March 31. The first
                            fiscal period of the Fund will end on March 31, 2009. The 12-month period ending December 31 of each year is the taxable year of the Fund.

ADMINISTRATOR               Pursuant  to  an   administration   agreement   (the
                            "Administration  Agreement"), SEI Investments Global
                            Funds   Services  (the   "Administrator")   provides
                            various   administrative   services   to  the  Fund,
                            including fund accounting,  investor  accounting and
                            taxation  services,  maintaining the register of the
                            Fund and generally performing all actions related to
                            the issuance and transfer of Units;  performing  all
                            acts  related  to  the  repurchase  of  Units;   and
                            performing all other clerical services  necessary in
                            connection with the  administration of the Fund. The
                            Administrator    may   delegate   certain   of   its
                            administrative functions. The Administrator also serves as the transfer agent for the Units. Pursuant to the Administration Agreement, the Administrator provides or arranges for the provision of similar administrative services, to the Master Fund.

CUSTODIAN AND ESCROW AGENT  SEI Private  Trust  Company  serves as the custodian for the assets of the Fund and the Master Fund. The Administrator serves as the escrow agent for the assets of the Fund.

                            SUMMARY OF FUND EXPENSES

    The following table illustrates the expenses and fees that the Fund expects to incur and that investors can expect to bear.

    INVESTOR TRANSACTION EXPENSES
      Sales Load..................................................None (1)
      Repurchase  Fee (as  percentage  of  value  of  Units.......   2.00%
        repurchased)
      (applies to repurchases of Units less than one year after date of investment)

    ANNUAL EXPENSES (as a percentage of net assets attributable to Units)
      Advisory Fee (2)............................................   0.75%
      Management Fee (3)..........................................   0.10%
      Member Servicing Fee........................................   0.15%
      Other Expenses (4)..........................................   [__]%
      Acquired Fund (Portfolio Funds) Fees and Expenses (5).......   [__]%
      Total Annual Expenses (before Expense Limitation) (6).......   [__]%
           Amount Waived Under Expense Limitation Agreement (6)... [__]% Net Annual Expenses (after Expense Limitation, including Acquired Fund Fees and Expenses) (6)..............  [___]%
-------------

(1) Under the terms of this Prospectus, investors in the Fund (who must meet the eligibility requirements described herein) will not be charged a sales load by the broker-dealer selling the Units. (See "Purchases of Units - Eligible Investors.")

(2) Includes only the Master Fund Advisory Fee. The Fund's Advisory Fee is NOT reflected in this table since, under the Advisory Agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund's assets are invested in the Master Fund.

(3) Includes only the Master Fund Management Fee. The Fund's Management Fee is NOT reflected in this table since, under the Management Agreement, the Fund is not subject to the Management Fee so long as substantially all of the Fund's assets are invested in the Master Fund.

(4) Reflects all expected ordinary operating expenses for the current fiscal year. "Other Expenses" include ordinary operating expenses of the Master Fund (including a Master Fund Administration Fee at the annual rate of [____]% to be paid to the Administrator, but not the Master Fund Advisory Fee, which is noted separately in the table) that are expected to be borne by the Fund for the current fiscal year. "Other Expenses" do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under "Acquired Fund Fees and Expenses"). For a more complete description of the various fees and expenses of the Fund, SEE "Fees and Expenses," "The Adviser" and "Purchases of Units."

(5) Includes the fees and expenses of the Portfolio Funds in which the Master Fund is already invested and intends to invest based upon the anticipated net proceeds from this offering. Specifically, a Portfolio Fund is generally expected to be subject to management fees that range between 1.0%-2.0% of the total net assets managed by a Portfolio Manager and performance fees or incentive allocations that range between 15%-25% of its net capital appreciation (if any). Fees and expenses of Portfolio Funds are based on historic fees and expenses. Future Portfolio Funds' fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time. [The amount of the Fund's average net assets used in calculating this percentage was based on anticipated net proceeds of approximately $[______] from this offering.]

(6) The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses as well as the portion of the Master Fund's fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.40% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses for any year to exceed the Expense Limitation in effect at the time of the waiver of expenses. The Expense Limitation Agreement will remain in effect until terminated by the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement. (SEE "Fees and Expenses.")

    The purpose of the table above and the example below is to assist prospective investors in understanding the various costs and expenses investors in the Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, SEE "Fees and Expenses," "The Adviser" and "Purchases of Units." "Other Expenses," as shown above, is based on anticipated net proceeds of $[___] million from this offering.

    EXAMPLE:

    An investor would pay the following expenses on a $100,000 investment, assuming a 5% annual return:*

                     1 YEAR          3 YEARS        5 YEARS       10 YEARS
                     ------          -------        -------       --------
                    $[      ]       $[      ]      $[      ]     $[      ]


    The example above is based on the fees and expenses set forth above and assumes that the Expense Limitation Agreement remains in effect. It should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund's actual rate of return may be greater or less than the hypothetical 5% return assumed in the example.


* On an investment of $1,000, the Example would be as follows:

EXAMPLE:

    An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                      1 YEAR          3 YEARS        5 YEARS       10 YEARS
                      ------          -------        -------       --------
                    $[      ]        $[      ]      $[      ]      $[      ]


                              FINANCIAL HIGHLIGHTS

         Upon commencement of operations, Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Fund") will invest substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"), a newly formed entity. As of October 1, 2008, Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Transferring Fund") will be transferring substantially all of its assets to the Master Fund. As of that date, the Master Fund's portfolio will consist entirely of the Transferring Fund's investments on September 30, 2008. The Fund and the Master Fund have the same investment objective and substantially the same investment policies as those of the Transferring Fund. Accordingly, although the Fund and the Master Fund are newly formed, we have included below the historical financial information for the Transferring Fund.

         The information contained in the table below sets forth selected financial information of the Transferring Fund and reflects the fees and expenses of the Transferring Fund, which are higher than those of the Fund because, unlike the Transferring Fund, the Fund is not subject to an ongoing distribution fee of 0.85%. The financial information for the fiscal years set forth below are derived from the financial statements contained in the Transferring Fund's annual reports for such fiscal years (each, an "Annual Report" and collectively, the "Annual Reports") which have been audited by [ ], along with the Transferring Fund's financial statements, are included in the Annual Reports. The Transferring Fund's Annual Reports and semi-annual reports have been filed with the Securities and Exchange Commission (the "SEC") and are available on the SEC's website at www.sec.gov, and are also available upon request by calling (866) 773-7145. The Transferring Fund's financial statements for the fiscal year ended March 31, 2008 are included in the Fund's Statement of Additional Information, dated [_______], 2008 (the "SAI"), which is available upon request from the Fund.


                                                                                            For the period
                                                                                             June 8, 2005
                                                  For the year         For the year       (date of inception)
                                                 ended March 31,      ended March 31,           through
                                                      2008                 2007             March 31, 2006
                                                    (audited)            (audited)             (audited)
                                                ------------------   ------------------   --------------------

PER UNIT OPERATING PERFORMANCE
Beginning net asset value                       $     1,141.44       $     1,061.24       $     1,000.00
Income from operations:
  Net investment loss                           $       (25.30)      $       (26.36)      $        (8.03)
  Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds       $       (11.02)      $       106.56       $        69.27
                                                ------------------   ------------------   --------------------
Net change in net assets resulting from         $       (36.32)      $        80.20       $        61.24
operations
                                                ------------------   ------------------   --------------------
Ending net asset value                          $     1,105.12       $     1,141.44       $     1,061.24
                                                ==================   ==================   ====================

Total Return                                             (3.18)%               7.56%                6.12%(1)

Net assets, end of period (000's)               $      112,670       $       65,647       $       21,285

RATIOS TO AVERAGE NET ASSETS
Expenses, before waivers and reimbursements               2.34%                3.56%
(2)                                                                                                 6.09%(3)

Expenses, net of waivers and reimbursements               2.25%                2.50%
(2)                                                                                                 2.50%(3)

Net investment loss, before waivers and                  (2.25)%              (3.46)%              (5.90)%(3)
reimbursements

Net investment loss, net of  waivers and                 (2.16)%              (2.40)%              (2.31)%(3)
reimbursements

Portfolio turnover rate                                  17.47%                7.82%                0.00%(4)


(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3) Annualized, with the exception of non-recurring organizational expenses of $67,500.

(4)  Not Annualized.

Note: The expense ratios, the net investment loss ratio, and the total return percentage are calculated for the members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

                                    THE FUND

     The Fund is a newly formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund invests substantially all of its assets in the Master Fund, a newly formed Delaware limited liability company that is also registered under the 1940 Act. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. This form of investment structure is commonly known as a "master/feeder fund" arrangement.

    The Fund's principal office is located at c/o Robeco Investment Management, Inc., 909 Third Avenue, 32nd Floor, New York, New York, 10022, and its telephone number is (212) 908-9660. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve on the board of managers of the Fund (the "Board of Managers"). Investors who purchase units of limited liability company interests in the Fund ("Units") in the offering being made hereby will become members of the Fund ("Members").

                        USE OF PROCEEDS; CASH EQUIVALENTS

    The net proceeds of the offering of Units (after payment of expenses) are expected to be invested at all times in accordance with the investment objective and policies of the Fund. During periods of adverse market conditions in the securities markets, as determined by the Adviser (as defined below), the Fund or the Master Fund may temporarily invest all or any portion of its assets in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold its assets as cash. The Fund and the Master Fund also may invest in money market instruments or shares of money market funds, or hold cash, for liquidity purposes. (SEE "Investment Practices and Related Risk Factors--Money Market Instruments.") The Portfolio Managers may also invest in such cash equivalents.

                                    STRUCTURE

    The Fund is a specialized investment vehicle that combines many of the features of a private investment fund with those of a closed-end investment company. Private investment funds are unregistered, commingled asset pools that are often aggressively managed and offered in large minimum denominations (often over $1 million) through private placements to a limited number of high net worth individuals and institutional investors. The investment advisers of these funds are typically compensated through asset-based fees and performance-based allocations. Closed-end investment companies are 1940 Act registered pools typically organized as corporations or business trusts that usually are managed more conservatively than most private investment funds. They generally impose relatively modest minimum initial investment requirements (often less than $2,000) and are publicly offered to a broad range of investors. The managers of these companies are typically compensated through asset-based (but not performance-based) fees.

    The Fund is similar to a private investment fund in that it will be actively managed and the Units will be sold solely to high net worth individuals and institutional investors, but differs from a typical private investment fund in that it will permit investments in relatively modest minimum denominations. The structure of the Fund is designed to permit sophisticated investors that have a higher tolerance for investment risk to participate in an aggressive investment program without making the more substantial minimum capital commitment that is required by many private investment funds.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

    The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund seeks to accomplish its investment objective by investing substantially all of its assets in the Master Fund. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers (the "Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

    At present, there are a number of money managers whose services are not generally available to the investing public. These managers, who generally place stringent restrictions on the number of persons whose money they will manage, employ a wide variety of investment strategies and techniques. By investing through this diverse group, the Master Fund seeks to provide investors with access to the varied skills and expertise of these managers while at the same time seeks to lessen the risks and volatility associated with investing through any single money manager. An investment in the Fund will also enable investors to avoid, to a significant extent, the high minimum investment requirements typically imposed on individual investors by Portfolio Managers.

    The Master Fund expects to diversify its holdings among broad categories of investment strategies and techniques. Robeco Investment Management, Inc. (the "Adviser") will not follow a rigid investment policy which would limit the Master Fund from participating in any single market, strategy or investment. Portfolio Managers are permitted to utilize leverage and invest in long and short positions in equities, options, warrants, fixed income securities, financial and commodity futures, currency forwards, over-the-counter derivative instruments, securities that lack active public markets, repurchase and reverse repurchase agreements, preferred stocks, convertible bonds and other financial instruments. When they determine that such an investment policy is warranted, Portfolio Managers may invest without limitation in cash and cash equivalents.

    PORTFOLIO MANAGER SELECTION PROCESS. It is the responsibility of the Adviser to research and determine the identity of the Portfolio Managers, to satisfy itself as to the suitability of the terms and conditions of the investment companies they manage (or, where relevant, to negotiate the respective investment advisory agreements) and to allocate and reallocate the Master Fund's assets among Portfolio Managers. The Adviser will allocate the Master Fund's assets among Portfolio Managers using its proprietary knowledge and experience to seek the optimal mix of investment sectors and styles given its outlook for the economic and investment environment. The Master Fund will not invest more than 20% of its net asset value (measured at the time an investment is made) in the investment program of any single Portfolio Manager.

    The Adviser is responsible for selecting Portfolio Managers and determining the portion of the Master Fund's assets to be allocated to each Portfolio Manager. Portfolio Managers are generally chosen on the basis of some or all of the following selection criteria established by the Adviser, including an analysis of the Portfolio Manager's performance during various time periods and market cycles, the Portfolio Manager's reputation, experience, training and investment philosophy and policies, whether the Portfolio Manager has an identifiable track record and/or the degree to which the Portfolio Manager has a personal investment in the investment program. In addition, the Portfolio Manager's ability to provide timely and accurate reporting and its internal controls are considered. Prior to investing with a Portfolio Manager, the Adviser will meet with the Portfolio Manager to discuss the Portfolio Manager's investment program and organization. Portfolio Managers are generally compensated on terms which will usually include asset-based and performance-based fees or allocations made by, or charged to, the relevant Portfolio Fund.

    Portfolio Managers may invest in a wide range of instruments, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, commodities, futures and fixed income and other debt-related instruments, cash and cash equivalents, options and warrants. The Adviser expects that Portfolio Managers will utilize both over-the-counter and exchange traded instruments (including derivative instruments), trade on margin and engage in short sales. In addition, Portfolio Managers are permitted to utilize leverage, without limit.

    The Master Fund's multi-asset, multi-manager structure seeks to take advantage of broad market opportunities. The Master Fund will not follow a rigid investment policy that would restrict it from participating in any market, strategy or investment. In fact, subject to certain limitations described herein, the Master Fund's assets may be deployed in whatever markets or strategies are deemed appropriate under prevailing economic and market conditions to attempt to achieve long-term capital appreciation. The Adviser seeks to monitor each Portfolio Manager on an ongoing basis. The identity and number of Portfolio Managers is likely to change over time. The Adviser may withdraw from or invest in different Portfolio Funds without prior notice to, or the consent of, the Members.

    The Adviser has developed a disciplined and detailed program for identifying, evaluating and monitoring Portfolio Managers. After allocating assets to a Portfolio Manager, the Adviser reviews the Portfolio Manager's investment performance and other factors in determining whether allocation of the Master Fund's assets to the Portfolio Manager continues to be appropriate.

    As noted above, Portfolio Managers generally conduct their investment programs through Portfolio Funds, which may include private investment funds, joint ventures, investment companies and similar investment vehicles. Portfolio Funds in which the Master Fund invests are not expected to be registered under the 1940 Act.

    PORTFOLIO FUNDS AND PORTFOLIO ACCOUNTS. The Master Fund invests its assets primarily in Portfolio Funds. The Master Fund may on occasion retain one or more Portfolio Managers to manage and invest designated portions of the Master Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Master Fund will be the sole limited partner). Any arrangement in which the Master Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle is referred to as a "Portfolio Account." Portfolio Managers for which such an investment vehicle is formed and Portfolio Managers who manage assets directly for the Master Fund on a managed account basis are collectively referred to as "Sub-Managers."

    The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the SEC (or assurances from the SEC staff) under which the Master Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

    PORTFOLIO FUND INVESTMENT PRACTICES. Unregistered investment funds typically provide greater flexibility than traditional investment funds (E.G., registered investment companies) as to the types of securities that may be owned, the types of trading strategies that may be employed, and in some cases, the amount of leverage that may be used. Portfolio Managers utilized by the Master Fund may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of Portfolio Managers may also involve the use of a variety of sophisticated investment techniques, for both hedging and non-hedging purposes, including: short sales of securities; use of leverage (i.e., borrowing money for investment purposes); and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, futures contracts and options on futures. These techniques may, in some cases, be an integral part of a Portfolio Manager's investment program and involve significant risks. Portfolio Managers are generally not limited in the markets (either by location or type, such as large capitalization, small capitalization or foreign markets) in which they invest or the investment discipline that they may employ (such as value or growth or bottom-up or top-down analysis).

    For purposes of complying with applicable investment restrictions and investment limitations imposed by the 1940 Act, the Master Fund will "look through" to the underlying investments of any Portfolio Account that the Master Fund may establish. However, Portfolio Funds in which the Master Fund invests are not subject to the investment restrictions of the Fund or the Master Fund and, unless registered under the 1940 Act, are not subject to any of the investment limitations imposed by the 1940 Act.

    TEMPORARY INVESTMENTS. During periods of adverse market conditions in the securities markets, as determined by the Adviser, the Fund or the Master Fund may temporarily invest all or any portion of its assets in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold its assets as cash. The Fund and the Master Fund also may invest in money market instruments or shares of money market funds, or hold cash, for liquidity purposes. (SEE "Investment Practices and Related Risk Factors--Money Market Instruments.")

    THE FUND'S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE FUND, THE MASTER FUND OR ANY PORTFOLIO FUND WILL BE ACHIEVED OR THAT THEIR INVESTMENT PROGRAMS WILL BE SUCCESSFUL. IN PARTICULAR, USE OF LEVERAGE, SHORT SALES AND DERIVATIVE TRANSACTIONS BY PORTFOLIO MANAGERS, AND LIMITED DIVERSIFICATION CAN, IN CERTAIN CIRCUMSTANCES, RESULT IN SIGNIFICANT LOSSES TO THE MASTER FUND, AND, THEREFORE, THE FUND. INVESTORS SHOULD CONSIDER THE FUND AS A SUPPLEMENT TO AN OVERALL INVESTMENT PROGRAM AND SHOULD INVEST ONLY IF THEY ARE WILLING TO UNDERTAKE THE RISKS INVOLVED. INVESTORS IN THE FUND COULD LOSE SOME OR ALL OF THEIR INVESTMENT.

INVESTMENT STRATEGIES

    The Master Fund seeks to provide investors with exposure to a mix of hedge fund strategies by investing in Portfolio Funds. The Adviser follows a well-developed investment process consisting of a rigorous evaluation of Portfolio Managers.

    The Portfolio Managers with whom the Master Fund invests may employ one or more of the investment strategies discussed below, among others. The discussion of particular strategies below is not, in any way, intended to predict the mix of strategies that will be represented in the Fund's portfolio. In fact, only a limited selection of the depicted strategies may be represented in the portfolio.

                         CONTROLLED RISK/RELATIVE VALUE

    Controlled risk/relative value investing involves taking simultaneous long and short positions in closely-related markets. This strategy relies on the exploitation of market inefficiencies, without speculating on the direction of interest rates, currency exchange rates or equity prices, and without assuming an unhedged exposure to any particular market.

     o CONVERTIBLE ARBITRAGE. Convertible arbitrage involves the purchase of an undervalued convertible bond, while hedging with a short position in the underlying equity. The future relationship of the prices of the two securities can be reasonably predicted, and profits are made as the price of the convertible bond converges to its fair value.

     o MORTGAGE-BACKED SECURITIES ARBITRAGE. This investment technique exploits relative-value inefficiencies in the mortgage-backed securities market. Undervalued assets are purchased and hedged and overvalued assets are sold short, resulting in a positive return to the investor regardless of movements in interest rates or the incidence of mortgage prepayments.

     o CLOSED-END FUND ARBITRAGE. This strategy involves the purchase of closed-end funds trading at significant discounts to their portfolio values. The Portfolio Manager hopes to profit from the mispricing of the closed-end fund's net asset value and the value of the fund's underlying financial instruments, but Portfolio Managers typically hedge these positions through index options or futures that closely represent the make-up of the specific closed-end fund or the market in general.

     o MULTI-STRATEGY ARBITRAGE. Multi-strategy arbitrage funds utilize a combination of arbitrage techniques to achieve their performance objective. The most common arbitrage strategies used include merger arbitrage, convertible arbitrage, equity and statistical arbitrage, and fixed-income arbitrage. These Portfolio Managers have the unique ability to shift capital across strategies based on the market environment and the opportunities available in the financial markets.

                                  EVENT-DRIVEN

    Event-driven investing is a strategy that focuses on the securities of companies undergoing some material structural changes. These changes can come in the form of mergers, acquisitions, and other transactions.

     o DISTRESSED/HIGH-YIELD. The distressed or high-yield strategy involves investing in the securities of companies experiencing financial or operational difficulties. These securities generally are of below investment grade quality and trade at substantial discounts to par value and, in part, each strategy is premised on the need for certain classes of investors to sell low-credit instruments. Profits are made based on two kinds of mispricings: (i) fundamental or intrinsic value; and (ii) relative value between comparable securities.

     o MERGER ARBITRAGE. Merger arbitrage entails investing in the securities of companies involved in mergers or acquisitions. In a typical stock acquisition transaction, merger arbitrageurs will purchase the stock of the target company and sell short the stock of the acquirer with the objective of realizing profits as the spread between the stock price of the target company converges with the stock price offered by the acquiring company. In a typical cash tender offer, this strategy may involve the purchase of the stock of the target company with the objective of profiting from the difference between the stock's current market price and the announced offer price. In both examples, the realization of profit depends on the consummation of the merger or acquisition. Other sources of income for this strategy include dividend payments and rebates net of expenses.

     o SPECIAL SITUATIONS. Special situation investing involves the purchase and sale of stocks of companies involved in spin-offs, capital structure reorganizations, liquidations, and other similar corporate restructuring events. This strategy involves seeking profits by taking positions in financial instruments that become mispriced due to these special situations.

                                     EQUITY

    Equity investing involves the purchase and sale of listed equity and equity-related financial instruments usually based on fundamental research and analysis. Portfolio Managers may invest opportunistically in several sectors or they may be sector specialists.

     o LONG-BIASED EQUITY. Long-biased equity investing generally involves the purchase of financial instruments a Portfolio Manager believes are undervalued. Long-biased Portfolio Managers generally have low short exposure and maintain a net exposure usually in excess of 60% net long.

     o HEDGED-EQUITY. Hedged-equity investing involves the purchase of financial instruments that a Portfolio Manager believes are undervalued and the short sale of financial instruments the Portfolio Manager determines to be overvalued. Hedged-equity Portfolio Managers seek to manage market risk by varying their levels of long and short exposure.

     o SHORT-BIASED EQUITY. Short-biased equity investing involves the purchase and short sale of equity and equity-related financial instruments. A short sale involves selling the securities of issuers that the Portfolio Manager believes are overvalued based upon an assessment of the prospects of those issuers. Portfolio Managers using this strategy consider a wide range of factors in determining whether a security is overvalued, and may sell a security short because: (a) an issuer has negative cash flows; (b) the security has an exceedingly high market value relative to the value of the assets or the earnings or expected earnings of the issuer; or (c) the issuer is operating at a deficit. Short-biased Portfolio Managers will generally be net short and maintain higher exposures on the short side relative to the long side.

                                      MACRO

    Macro strategies involve taking long and short positions in financial instruments based on a top-down view of economic and capital market conditions. Portfolio Managers begin evaluating opportunities based on economic factors, working their way down to industry, sector, and company specific fundamentals. Investments are usually made in a wide variety of instruments including stocks, bonds, currencies, derivatives, and commodities. Portfolio Managers pursuing macro strategies make judgments about the expected future price direction of these instruments and express that opinion by taking long or short positions in these instruments.

     o FUNDAMENTAL/OPPORTUNISTIC. Macro opportunistic Portfolio Managers use the top-down approach to identify long and short investment opportunities, and rely on a wide range of tools to assist in making these judgments, including, but not limited to, relying on instinct and human judgment. Interest rates, along with other economic indicators, are the main tools used in the research and security selection process.

     o SYSTEMATIC/SHORT-TERM TRADING. Systematic/short-term trading Portfolio Managers utilize proprietary computer-based models and trading strategies in seeking to profit from long and short investment opportunities. These Portfolio Managers usually employ very active, high portfolio turnover trading strategies in order to capture profits from shorter-term trading patterns and trends that emerge from macro-related factors.

     o COMMODITIES. Portfolio Managers in this area purchase and sell commodity futures and related options contracts based on supply and demand factors affecting pricing within each market. The commodity futures contracts traded may include agricultural commodities (such as corn, oats, wheat and oils), metals (such as gold, silver, copper, platinum and palladium), energy products (such as crude oil, gasoline, heating oil, natural gas, coal and propane), along with equity/bond index and currency futures. Certain Portfolio Managers also use commodity-related equities to implement their strategies.

NEGOTIATION OF TERMS

    In some cases, the Adviser actively negotiates the terms of an investment with a Portfolio Manager. The primary items that may be negotiated are management and incentive fees, liquidity and reporting transparency. These revised terms are typically reflected in a "side letter" that modifies the generic offering terms.

REDEMPTION OF INVESTMENTS

    When determined to be appropriate, the Adviser will withdraw the Master Fund's investment from a Portfolio Fund. These withdrawals can be for structural or strategic reasons (E.G., to emphasize a certain strategy based on market conditions) or for specific reasons (E.G., strategy/style drift; departure of key personnel; underperformance relative to peers or relative to expectations). Withdrawals may also be made to fund repurchase requests.

PORTFOLIO MANAGERS

    The identity and number of Portfolio Managers will change over time. The Adviser may withdraw from or invest in Portfolio Funds in its discretion. The retention of a Sub-Manager to manage a Portfolio Account is subject to the approval of the Board of Managers and the Master Fund's board of managers (the "Master Fund Board"), including a majority of the persons comprising the board of managers of each of the Fund and the Master Fund who are not "interested persons," as defined by the 1940 Act, of the Fund or the Master Fund. It is also subject to the approval of the Adviser. The retention of a Sub-Manager will in such cases also be subject to approval by investors in the Fund, unless the Fund seeks and obtains an order of the SEC exempting the Fund from this requirement. The Master Fund's participation in any Portfolio Account arrangement will be subject to the requirement that the Sub-Manager be registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and the Fund's and the Master Fund's contractual arrangements with the Sub-Manager will be subject to the requirements of the 1940 Act applicable to investment advisory contracts. The termination of Portfolio Managers and the addition of Portfolio Managers that do not manage Portfolio Accounts do not require the approval of investors in the Fund.

    Certain of the Portfolio Managers chosen for the Master Fund's portfolio may be registered as investment advisers under the Advisers Act, or similar state statutes. The Adviser does not require any Portfolio Managers it selects for the Fund or the Master Fund to be so registered.

BORROWING; USE OF LEVERAGE

    The Fund and the Master Fund generally do not expect to engage in borrowings other than on a short-term or temporary basis. Portfolio Funds generally are permitted to borrow money for a variety of purposes. The use of borrowings for investment purposes is known as "leverage" and involves a high degree of risk. Any borrowings for investment purposes (other than on a short-term or temporary basis) by the Fund or the Master Fund would be made solely for Portfolio Accounts and are not a principal investment strategy of the Fund or the Master Fund. The investment programs of certain Portfolio Managers may make extensive use of leverage.

    The Fund and the Master Fund are subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's and the Master Fund's total indebtedness may not exceed one-third the value of their total assets (including such indebtedness). These limits do not apply to the Portfolio Funds (except for Portfolio Funds that are registered under the 1940 Act) and, therefore, the Master Fund's and, thus, the Fund's portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds. (SEE "Investment Practices and Related Risk Factors--Leverage.") The Asset Coverage Requirement applies to borrowings by the Fund, as well as to other transactions by the Fund and the Master Fund that can be deemed to result in the creation of a "senior security." Generally, in conjunction with investment positions for Fund and the Master Fund that are deemed to constitute senior securities, the Fund and the Master Fund must: (i) observe the Asset Coverage Requirement; (ii) maintain daily a segregated account in cash or liquid securities at such a level that the amount segregated plus any amounts pledged to a broker as collateral will equal the current value of the position; or (iii) otherwise cover the investment position with offsetting portfolio securities. Segregation of assets or covering investment positions with offsetting portfolio securities may limit the Fund's and the Master Fund's ability to otherwise invest those assets or dispose of those securities.

                   INVESTMENT PRACTICES AND RELATED RISK FACTORS

GENERAL

    All investments made by the Fund and the Master Fund risk the loss of capital. The Portfolio Managers may utilize such investment techniques as margin transactions, short sales, option transactions and forward and futures contracts, which practices can, in certain circumstances, maximize the adverse impact to which the Fund, through the Master Fund, may be subject. No guarantee or representation is made that the Fund's or the Master Fund's program will be successful, and investment results may vary substantially over time. (SEE "Investment Program.")

    This section discusses the types of financial instruments that are used by Portfolio Managers, the types of investment practices that may be used and the risk factors associated with these instruments and practices. The impact of a particular risk on a Portfolio Fund will, in turn, have a corresponding impact on the Master Fund and, therefore, the Fund.

    PAST RESULTS OF THE PORTFOLIO MANAGERS SELECTED BY THE ADVISER ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE. NO ASSURANCE CAN BE MADE THAT PROFITS WILL BE ACHIEVED OR THAT SUBSTANTIAL LOSSES WILL NOT BE INCURRED.

EQUITY SECURITIES

    Portfolio Funds' investments may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Portfolio Funds also may invest in depositary receipts relating to foreign securities. (SEE "Foreign Securities" below.) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

    Portfolio Managers may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies because these securities typically are traded in lower volume and the issuers typically are subject to greater changes in earnings and prospects. Portfolio Managers may purchase securities in all available securities trading markets.

    COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a PRO RATA share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity's preferred stock and other senior securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

    PREFERRED STOCKS. Preferred stock generally has a preference as to dividends, and upon the event of liquidation, a preference over an issuer's common stock, but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

    CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

    A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, a Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Portfolio Fund's ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

BONDS AND OTHER FIXED-INCOME SECURITIES

    Portfolio Funds may invest in bonds and other fixed-income securities. Portfolio Managers will invest in these securities when they offer opportunities for capital appreciation and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

    Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities ("U.S. Government Securities") or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (I.E., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (I.E., market risk).

    Portfolio Managers may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by a Portfolio Manager to be of comparable quality. Non-investment grade debt securities (typically called "junk bonds") are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

FOREIGN SECURITIES

    Portfolio Managers may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the U.S. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of a Portfolio Fund between different countries;
difficulties  in  invoking  legal  process  abroad  and  enforcing   contractual
obligations; and the difficulty of assessing economic trends in foreign countries. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities.

    Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of a Portfolio Fund's foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, a Portfolio Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging and less developed countries. (SEE "Investment Practices and Related Risk Factors--Emerging Market Investments.")

    A Portfolio Fund may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving a Portfolio Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by a Portfolio Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Portfolio Fund anticipates purchasing or selling a foreign security. This technique would allow the Portfolio Fund to "lock in" the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Portfolio Fund's existing holdings of foreign securities. There may be, however, imperfect correlation between a Portfolio Fund's foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Portfolio Fund's investment objective, such as when a Portfolio Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio Fund's investment portfolio. There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

NON-DIVERSIFIED STATUS

    The Fund and the Master Fund are "non-diversified" investment companies. Thus, there are no percentage limitations imposed by the 1940 Act on the percentage of their assets that may be invested in the securities of any one issuer. Also, there generally are no requirements that the investments of Portfolio Funds be diversified. The portfolio of the Master Fund may, therefore, be subject to greater risk than the portfolio of a similar fund that diversifies its investments. To address this risk, the Master Fund will not invest more than 20% of its net asset value (measured at the time an investment is made) in the investment program of any single Portfolio Manager. The Adviser believes that this approach can help to reduce overall investment risk.

LEVERAGE

    Some or all of the Portfolio Managers may make margin purchases of securities and, in that regard, can borrow money from brokers and banks for investment purposes. This practice, which is known as "leverage," is speculative and involves certain risks. The Fund and the Master Fund may also borrow money as discussed under "Investment Program--Borrowing; Use of Leverage."

    Trading equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions.

    Although leverage can increase investment return if a Portfolio Fund earns a greater return on investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment return if a Portfolio Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the volatility of changes in the value of investments held by Portfolio Funds that engage in this practice. In the event that a Portfolio Fund's equity or debt instruments decline in value, the Portfolio Fund could be subject to a "margin call" or "collateral call," pursuant to which the Portfolio Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of a Portfolio Fund's assets, the Portfolio Manager might not be able to liquidate assets quickly enough to pay off the Portfolio Fund's borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. Portfolio Funds also may be required to maintain minimum average balances in connection with borrowings or to pay commitment or other fees to maintain lines of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

These risks are magnified under circumstances where the Fund or the Master Fund engages in permissible borrowing transactions as discussed in "Investment Program--Borrowing; Use of Leverage."

SHORT SALES

    Some or all of the  Portfolio  Managers  may  attempt  to limit a  Portfolio
Fund's exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Portfolio Manager believes possess volatility characteristics similar to those being hedged. In addition, Portfolio Managers may use short sales for non-hedging purposes to pursue their investment objectives. For example, a Portfolio Fund may effect a short sale of a security if, in the Portfolio Manager's view, the security is over-valued in relation to the issuer's prospects for growth.

    To effect a short sale, a Portfolio Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Portfolio Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio Fund, which would result in a loss or gain, respectively. This investment technique is considered speculative. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

REPURCHASE AGREEMENTS

    Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Portfolio Fund may encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Portfolio Fund is able to dispose of them. If a Portfolio Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Portfolio Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral as a result.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

FOREIGN CURRENCY TRANSACTIONS

    Portfolio Funds may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security a Portfolio Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Portfolio Fund already owns, particularly if a Portfolio Manager expects a decrease in the value of the currency in which the foreign security is denominated. Portfolio Funds may, in some cases, purchase and sell foreign currency for non-hedging purposes.

    Foreign currency transactions may involve the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve a Portfolio Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio Fund contracted to receive in the exchange. A Portfolio Manager's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

MONEY MARKET INSTRUMENTS

    Portfolio Managers may, for defensive purposes or otherwise, invest some or all of a Portfolio Fund's assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Portfolio Manager deems appropriate under the circumstances. The Fund and the Master Fund also may invest in these instruments for liquidity purposes. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

PURCHASING INITIAL PUBLIC OFFERINGS

    Portfolio Managers may purchase securities of companies in initial public offerings or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies and, thus, for Units. The limited number of shares available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

    Portfolio Managers may utilize a variety of special investment instruments and techniques (described below) to hedge the portfolios of the Portfolio Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund's investment objective. These strategies may be executed through derivative transactions. The instruments the Portfolio Managers may use and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

    DERIVATIVES. Some or all of the Portfolio Managers may invest in, or enter into, derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Portfolio Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the Portfolio Manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.

    Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Portfolio Fund's performance.

    If a Portfolio Manager invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower a Portfolio Fund's return and result in a loss. A Portfolio Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if a Portfolio Manager is unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

    OPTIONS AND FUTURES. Portfolio Managers may utilize options and futures contracts. They also may use so-called "synthetic" options or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, a Portfolio Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, a Portfolio Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Funds also may include options on baskets of specific securities.

    Portfolio Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund's books to fulfill the obligation undertaken. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in the price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated assets.

    A Portfolio Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Manager would ordinarily make a similar "closing sale transaction," which involves liquidating the Portfolio Fund's position by selling the option previously purchased, although the Portfolio Manager would be entitled to exercise the option should it deem it advantageous to do so.

    Portfolio Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Portfolio Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

    Engaging in these transactions involves risk of loss to the Portfolio Funds which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio Funds to substantial losses.

    Successful use of futures also is subject to the Portfolio Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

    Pursuant to regulations or published positions of the SEC, a Sub-Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Sub-Manager's ability otherwise to invest those assets.

    Portfolio Managers may purchase and sell stock index futures contracts for the Portfolio Funds. A stock index future obligates a Portfolio Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

    Portfolio Managers may purchase and sell interest rate futures contracts for the Portfolio Funds. An interest rate future obligates a Portfolio Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

    Portfolio Managers may purchase and sell currency futures. A currency future obligates a Portfolio Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

    CALL AND PUT OPTIONS ON SECURITIES INDICES. Portfolio Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Portfolio Manager of options on stock indexes will be subject to the Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

    WARRANTS AND RIGHTS. Portfolio Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

    SWAP AGREEMENTS. Portfolio Funds may enter into equity, interest rate, index and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a Portfolio Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

    Most swap agreements entered into by Portfolio Funds would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, a Portfolio Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that a Portfolio Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund's risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

    The Fund has claimed an exemption from the definition of the term commodity pool operator pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

    FORWARD TRADING. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by a Portfolio Manager due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Portfolio Managers would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, managed accounts or investment funds in which the Portfolio Fund has an interest may be exposed to credit risks with regard to counterparties with whom the Portfolio Managers trade as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund. To the extent possible, the Adviser will endeavor to select Portfolio Managers that it believes will deal only with counterparties that are creditworthy and reputable institutions, but such counterparties may not be rated investment grade.

    EMERGING MARKET INVESTMENTS. A Portfolio Manager may invest in securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in substantially greater price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict a Portfolio Manager's investment opportunities; and problems that may arise in connection with the clearance and settlement of trades. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, in emerging countries designed to protect investors than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.

LENDING PORTFOLIO SECURITIES

    Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

    Portfolio Managers may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, when effected by the Master Fund and by a Portfolio Account managed by a Sub-Manager, will be subject to the Master Fund's limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

RESTRICTED AND ILLIQUID INVESTMENTS

    Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

    Further, from time to time, certain Portfolio Managers may allocate certain Portfolio Fund assets (which generally are illiquid) to special investment accounts within the particular Portfolio Fund managed by the Portfolio Manager (I.E., "side pockets" or "special investment accounts"). Generally, the Portfolio Funds will not be able to withdraw their interest in such side pockets or special investment accounts until they are disposed of by the Portfolio Manager. The market prices, if any, for illiquid securities tend to be volatile and a Portfolio Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale.

    Where registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio Fund may be permitted to sell a security under an effective registration statement. If, during such period, adverse market conditions were to develop, a Portfolio Fund might obtain a less favorable price than prevailed when it decided to sell. For Portfolio Accounts that are managed by a Sub-Manager, restricted securities for which no market exists and other illiquid investments are valued at fair value, as determined in accordance with procedures approved and periodically reviewed by the Board of Managers and by the Master Fund Board. Portfolio Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

    In addition, the Master Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so. (SEE "Additional Risk Factors--Liquidity Risks.")

                             ADDITIONAL RISK FACTORS

INCENTIVE ALLOCATION

    The Portfolio Managers may receive compensation based on performance-based allocations, expected to range from 15% to 25% of net profits. Such compensation arrangements may create an incentive for the Portfolio Manager to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because the performance-based allocation will be calculated on a basis that includes realized and unrealized appreciation of a Portfolio Fund's assets, the performance-based allocation may be greater than if it were based solely on realized gains.

LIMITED OPERATING HISTORY

     The Fund and the Master Fund are newly formed entities and have no operating history of their own upon which prospective investors can evaluate their likely performance. However, although the Master Fund is newly formed, as of October 1, 2008, it acquired all of the investments of the Transferring Fund, which commenced operations on December 1, 2005. There can be no assurance that the Fund or the Master Fund will achieve their investment objective.

LIQUIDITY RISKS

    Units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer. No Member will have the right to require the Fund to redeem its Units in the Fund. Although the Fund will offer to repurchase Units from time to time, a Member may not be able to liquidate its Units for up to two years. The Adviser currently expects that it will recommend to the Board of Managers that the Fund offer to repurchase Units from Members no later than [June 30], 2009, and thereafter, twice a year, as of June 30 and December 31. (SEE "Redemptions, Repurchases of Units and Transfers.")

    Limitations on the Master Fund's ability to withdraw its assets from Portfolio Funds may limit the Fund's ability to repurchase Units. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Master Fund's investment. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Units will be withdrawals from Portfolio Funds, the application of these lock-ups and other withdrawal limitations will significantly limit the Fund's ability to tender for repurchase its units in the Master Fund.

DISTRIBUTIONS TO MEMBERS

    The Fund does not intend to make periodic distributions of its net income or gains, if any, to Members. Prospective Members should take note of this limitation when determining whether or not an investment in the Fund is suitable for their particular circumstances. The Board of Managers reserves the right to change this policy. (SEE "Tax Aspects.")

COUNTERPARTY CREDIT RISK

    Many of the markets in which the Portfolio Managers effect their transactions are "over-the-counter" or "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent a Portfolio Fund enters into swaps or transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes a Portfolio Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. Portfolio Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

BANKING REGULATION

    The Adviser is an indirect subsidiary of Robeco Groep, N.V. ("Robeco"), which is a subsidiary of Cooperatieve Centrale Raiffeissen-Boerenleen Bank B.A. ("Rabobank"), a financial holding company (an "FHC"). Rabobank and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System (the "Federal Reserve"). Because the Adviser is deemed to control the Fund and because the ultimate parent of the Adviser is Rabobank, Rabobank will be deemed to control the Fund for purposes of the BHCA, and the Fund will be subject to certain provisions of the BHCA until ownership of the Fund's voting securities by other investors reduces Rabobank's ownership percentage. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, Robeco, Rabobank and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund and the Master Fund. For example, the BHCA and the rules and regulations of the Federal Reserve currently impose certain restrictions on the ability of bank holding companies to own equity securities of certain issuers.

    Under the BHCA, a bank holding company, if it meets certain criteria, may elect to become an FHC. Rabobank has elected to become an FHC. An FHC may engage in, and may acquire companies engaged in, a wide range of activities that are "financial in nature" (or in some circumstances, "incidental" or "complementary" to financial activities), including certain banking, securities, merchant banking and insurance activities.

    Until Rabobank's ownership percentage in the Fund is reduced below the amount that would be regarded by the Federal Reserve as constituting control of the Fund for BHCA purposes, each of the Master Fund's investments would have to be a passive investment for purposes of the BHCA. To be a passive investment, the investment in a Portfolio Fund or in an issuer in which a Portfolio Account invests, by Rabobank and its affiliates, including the Fund (and all other funds "controlled" by Rabobank and its affiliates), must be limited, in the aggregate, to less than 5% of the outstanding shares of any class of voting securities, and less than 25% of the total equity (including subordinated debt), of the Portfolio Fund or such issuer. The Fund and the Master Fund (including any Portfolio Account) would also be prohibited from exercising a "controlling influence over the management or policies" of any Portfolio Fund or certain issuers in which a Portfolio Account invests. Alternatively, Rabobank may determine to restructure the Fund so that bank regulatory restrictions on the Fund's investment program are not applicable. To accomplish this result, the investments of Rabobank and its affiliates in the Fund could be reduced below the amount that would be regarded by the Federal Reserve as constituting control of the Fund for BHCA purposes. Rabobank may also, in the future, treat the Fund as part of its merchant banking activities (without obtaining the consent of the Fund or of investors in the Fund).

    If in the future Rabobank ceases to qualify as an FHC under the BHCA and the regulations of the Federal Reserve, additional restrictions may be imposed on the Fund's activities under applicable banking laws. There can be no assurance that the bank regulatory requirements applicable to the Fund, or any change in such requirements, would not have an adverse effect on the Fund's or the Master Fund's investment program or performance.

    The regulations summarized above may be changed by the Federal Reserve in the future, in which event the requirements applicable to the Adviser, the Fund and the Fund's investments also may change.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

    The Adviser invests assets of the Master Fund through the Portfolio Managers. The success of the Master Fund and, thus, the Fund depend upon the ability of the Adviser and the Portfolio Managers to develop and implement investment strategies that achieve the Fund's investment objective. For example, a Portfolio Manager's inability to effectively hedge an investment strategy that it utilizes may cause the assets of the Master Fund invested with such Portfolio Manager to significantly decline in value and could result in substantial losses to the Fund. Moreover, subjective decisions made by the Adviser and/or the Portfolio Managers may cause the Master Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

    INVESTMENTS IN UNREGISTERED PORTFOLIO FUNDS. The Portfolio Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund, as an investor in these Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds.

    There is also a risk that a Portfolio Manager could convert to its own use assets committed to it by the Master Fund or that a custodian could convert to its own use assets committed to it by a Portfolio Manager. There can be no assurance that the Portfolio Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Managers will be protected.

    RELIANCE ON INFORMATION PROVIDED BY PORTFOLIO MANAGERS. The Master Fund relies primarily on information provided by Portfolio Managers in valuing its investments in Portfolio Funds. There is a risk that inaccurate valuations provided by Portfolio Managers could adversely affect the value of Units and, therefore, the amounts Members receive upon the repurchase of Units. Because Portfolio Funds provide net asset value information to the Master Fund on a monthly basis and do not generally provide detailed information on their investment positions, except on an annual basis, the Master Fund generally will not be able to determine the fair value of its investments in Portfolio Funds or its net asset value other than as of the end of each month and may not be able to verify valuation information given to the Master Fund by Portfolio Managers (except in the case of Portfolio Accounts). A Portfolio Manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated by the Adviser. There can be no assurance that a Portfolio Manager will provide advance notice of any material change in a Portfolio Fund's investment program or policies and thus, the Master Fund's investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser.

    For the Fund to complete its tax reporting requirements and to provide an audited annual report to Members, it must receive information on a timely basis from the Master Fund which, in turn, receives such information from the Portfolio Managers. A Portfolio Manager's delay in providing this information could delay the Fund's preparation of tax information for investors, which will require Members to seek extensions on the deadline to file their tax returns, or could delay the preparation of the Fund's annual report.

    ADDITIONAL FEES AND EXPENSES. An investor who meets the conditions imposed by the Portfolio Managers, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly with the Portfolio Managers. By investing in the Portfolio Funds indirectly through the Fund, an investor bears a PRO RATA portion of the asset-based fee and other expenses of the Fund, and also indirectly bears a PRO RATA portion of the asset-based fees, performance-based allocations and other expenses borne by the Master Fund as an investor in Portfolio Funds.

    The fees and other expenses borne directly and indirectly by the Master Fund, including those fees, expenses and performance-based allocations that are borne by the Master Fund as an investor in Portfolio Funds or Portfolio Accounts, are higher than those of most other registered investment companies.

    The Master Fund, as an investor in a Portfolio Fund, may be required to indemnify the Portfolio Fund and its Portfolio Manager from liability, damage, cost or expense arising out of various matters where the Portfolio Fund or Portfolio Manager has been adversely affected by the Master Fund's actions or has incurred liabilities arising from the Master Fund's actions. In addition, the Master Fund may agree to indemnify the Portfolio Manager of a Portfolio Account for certain matters, subject to any applicable limitations imposed by the 1940 Act.

    INDEPENDENT PORTFOLIO MANAGERS. Each Portfolio Manager will receive any performance-based allocations to which it is entitled irrespective of the performance of the other Portfolio Managers generally. Thus, a Portfolio Manager with positive performance may receive compensation from the Master Fund, and thus indirectly from investors in the Fund, even if the Master Fund's overall returns are negative. Investment decisions of the Portfolio Funds are made by the Portfolio Managers independently of each other. As a result, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold by another Portfolio Fund. Consequently, the Master Fund could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

    LIQUIDITY IMPLICATIONS. The Master Fund may make additional investments in or effect withdrawals from Portfolio Funds only at certain specified times. The Master Fund may not be able to withdraw its investment in the Portfolio Fund promptly after it has made a decision to do so, which may result in a loss to the Master Fund and adversely affect the Fund's investment return.

    Portfolio Funds may be permitted to distribute securities in-kind to investors, including the Master Fund, making withdrawals of capital. Thus, upon the Master Fund's withdrawal of all or a portion of its interest in a Portfolio Fund, the Master Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would determine whether to attempt to liquidate the security, hold it in the Master Fund's portfolio or distribute it to investors in the Master Fund. In the event the Fund was to receive such securities from the Master Fund, it would be required to dispose of such securities immediately either through liquidation or by distributing such securities to Members in connection with a repurchase by the Master Fund of all or a portion of its units.

    LIMITATIONS ON VOTING RIGHTS OF PORTFOLIO FUNDS. To the extent the Master Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities with respect to Portfolio Funds, it will not be able to vote on matters that require the approval of the investors in the Portfolio Fund, including matters that could adversely affect the Master Fund's investment in the Portfolio Fund.

VALUATION ESTIMATES

    In most cases, the Adviser will have no ability to assess the accuracy of the valuations received from a Portfolio Manager regarding a Portfolio Fund. Furthermore, the net asset values received by the Adviser from such Portfolio Managers will typically be estimates only, subject to revision based on the Portfolio Fund's annual audit. Revisions to the Fund's gain and loss calculations will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final until the Fund's and the Master Fund's annual audits are completed.

    Certain securities in which Portfolio Funds invest may not have readily ascertainable market prices. These securities will nevertheless generally be valued by Portfolio Managers, which valuations will be conclusive with respect to the Master Fund, even though Portfolio Managers will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the Portfolio Managers. Any such securities held by a Portfolio Account will be valued at their "fair value" as determined in good faith by the Board of Managers.

    The valuation of the Master Fund's investment in a Portfolio Fund as provided by a Portfolio Manager as of a specific date may vary from the fair value of the investment as determined under procedures adopted by the Master Fund Board. In such event, the Master Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Portfolio Fund. The Adviser will attempt to resolve any conflicts between valuations assigned by a Portfolio Manager and fair value as determined by the Master Fund Board by seeking information from the Portfolio Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Master Fund's investment. Investors should recognize that valuations of illiquid securities, such as interests in Portfolio Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Master Fund (and thus the Fund), as determined based on the fair value of its interests in Portfolio Funds, may vary from the amount the Master Fund would realize on the withdrawal of its investments from the Portfolio Funds. This could adversely affect the Master Fund, the Fund, new Members and Members whose Units are repurchased.

OTHER CONSIDERATIONS

    MASTER-FEEDER STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests substantially all of its assets in the Master Fund. The Master Fund, in turn, purchases, holds and sells investments in accordance with its investment objectives and policies. The Fund does not have the right to withdraw its investment in the Master Fund. Instead, it may do so only through periodic repurchases by the Master Fund of the Fund's units in the Master Fund. This may limit the ability of the Fund to make offers to repurchase Units. In addition, the Fund may receive securities and other investments from the Master Fund in lieu of cash when it withdraws capital from the Master Fund. The Fund would incur expenses in liquidating investments received in connection with any in-kind distributions. A change in the investment objective, policies or restrictions of the Master Fund may cause the Fund to seek to have its units in the Master Fund repurchased. Alternatively, the Fund could seek to change its investment objective, policies or restrictions to conform to those of the Master Fund. The investment objectives and certain investment restrictions of the Master Fund may be changed without the approval of investors in the Master Fund. These investors may include other types of pooled investment vehicles that may or may not be investment companies registered under the 1940 Act. In addition, to the extent the Fund's assets are invested in the Master Fund, certain conflicts of interest may exist due to different tax considerations applicable to the Fund and other feeder funds. These conflicts may result in the Master Fund making investments that may have a negative impact on certain feeder funds (potentially, the Fund, for example) and not on others.

    DISTRIBUTIONS TO MEMBERS AND PAYMENT OF TAX LIABILITY. The Fund does not intend to make periodic distributions of its net income or gains, if any, to Members. Whether or not distributions are made, Members will be required each year to pay applicable Federal, state and local income taxes on their respective shares of the Fund's taxable income, and may have to pay applicable taxes from other sources. The amount and times of any distributions will be determined in the sole discretion of the Board. (SEE "Tax Aspects.")

    CONSIDERATIONS FOR ERISA PLANS AND OTHER TAX-EXEMPT ENTITIES. Investors subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other tax-exempt entities, including employee benefit plans, individual retirement accounts and 401(k) and Keogh Plans, may purchase Units. The Fund's assets should not be considered to be "plan assets" for purposes of ERISA's fiduciary responsibility and prohibited transaction rules or similar provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For further information regarding an investment in the Fund by investors subject to ERISA, SEE "ERISA Considerations." Because the Fund and the Portfolio Funds in which it invests may use leverage, and Portfolio Funds may engage in certain business activities, a tax-exempt investor may incur income tax liability to the extent the Fund's transactions are treated as giving rise to unrelated business taxable income. (SEE "Tax Aspects" and "ERISA Considerations.") The Fund is not designed for investment by charitable remainder trusts. For this reason, charitable remainder trusts may not purchase Units.

    NON-U.S. TAXATION. With respect to certain countries, there is a possibility of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains or other income, limitations on the removal of funds or other assets of the Master Fund, political or social instability or diplomatic developments that could affect investments in those countries. An issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other.

    DILUTION. In the case of Portfolio Managers which limit the amount of additional capital which they will accept from the Master Fund, continued sales of units in the Fund and the Master Fund will dilute the participation of existing Members in such Portfolio Funds.

    CHANGING MARKET AND ECONOMIC CONDITIONS. Changing market and economic conditions and other factors, such as changes in U.S. Federal, state or local tax laws, securities laws, bankruptcy laws or accounting standards, may make the business of the Fund less profitable or unprofitable.

    WITHDRAWAL BY ADVISER OR ITS AFFILIATES. The Adviser, or an affiliate of the Adviser, has made a substantial investment in the Fund. The Adviser, or its affiliate, is generally not restricted in its ability to have its Units repurchased by the Fund in connection with a repurchase offer conducted by the Fund in accordance with applicable law. As a result, the Adviser, or its affiliate, may reduce significantly its Units, or may withdraw completely as a Member. This could have a negative effect on the Fund including causing the Fund's fixed expenses to increase as a percentage of the Fund's net asset value.

    THE FOREGOING LIST OF RISK FACTORS DOES NOT PURPORT TO BE A COMPLETE ENUMERATION OF THE RISKS INVOLVED IN AN INVESTMENT IN THE FUND. PROSPECTIVE INVESTORS SHOULD READ THIS ENTIRE PROSPECTUS.


                               PERFORMANCE HISTORY

     The Fund has no operating history. Although the Master Fund is also newly formed, as of October 1, 2008, it will have acquired substantially all of the assets of the Transferring Fund, which commenced operations on December 1, 2005. Appendix C contains investment performance information for the Transferring Fund as well as for other investment vehicles ("Other Vehicles") that are managed by the Adviser using the same personnel that manage the Fund and the Master Fund in accordance with an investment program that is substantially similar to the Fund's and the Master Fund's investment program. The performance information of the Other Vehicles does not represent the investment performance of the Fund or the Master Fund. The information is provided to illustrate the experience and historic investment results obtained by the Adviser. It should not be viewed as indicative of the future investment performance of the Fund or the Master Fund.

     Prospective investors should carefully read the notes accompanying the investment performance charts in Appendix C. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.


                      INVESTMENT POLICIES AND RESTRICTIONS

    The Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities (as defined by the 1940 Act). The Fund may not:

    o Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.

    o Borrow money, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.

    o Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act, in connection with the disposition of its portfolio securities.

    o Make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities, or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

    o Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or that are issued by companies that invest or deal in real estate or real estate investment trusts.

    o Invest in commodities or commodity contracts, except that the Fund may purchase and sell foreign currency, options, futures and forward contracts, including those related to indices, and options on indices, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

    o Invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry or group of related industries, except that the Fund may invest 25% or more of the value of its total assets in Portfolio Funds.

    The investment objective of the Fund is also fundamental and may not be changed without a vote of a majority of the Fund's outstanding voting securities.

    Under the 1940 Act, the vote of a majority of the outstanding voting securities of an investment company, such as the Fund, means the vote, at an annual or a special meeting of the security holders of the Fund duly called: (i) of 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

    The Master Fund has adopted substantially similar investment restrictions to those applicable to the Fund. In applying these restrictions, the Master Fund will aggregate its investments and transactions with those of each Portfolio Account, if any, that is advised by a Sub-Manager.

    The investment restrictions and other policies described in this Prospectus do not apply to Portfolio Funds. However, such investment restrictions will apply to Portfolio Accounts. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the value of investments or the value of the Fund's or the Master Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

    The Adviser will not cause the Fund to make loans to or receive loans from the Adviser or its affiliates, except to the extent permitted by the 1940 Act or as otherwise permitted by applicable law. The Fund, the Master Fund and Portfolio Funds may effect brokerage transactions through affiliates of the Adviser, subject to compliance with the 1940 Act. (SEE "Conflicts of Interest" and "Brokerage.")

                             MANAGEMENT OF THE FUND

BOARD OF MANAGERS

    The Board of Managers has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. It exercises similar powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation, and has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Managers do not contribute to the capital of the Fund in their capacity as Managers, but may purchase Units, subject to the eligibility requirements described in this Prospectus.

    Information regarding each of the Managers and officers of the Fund, including their principal occupations during the past five years, is set forth below. The "Fund Complex" includes the Fund, the Master Fund, Robeco-Sage Multi-Strategy Fund, L.L.C., Robeco-Sage Triton Fund, L.L.C., Robeco-Sage Triton Institutional Fund, L.L.C. and Robeco-Sage Triton Master Fund, L.L.C. The business address of each Manager and officer is c/o Robeco Investment Management, Inc., 909 Third Avenue, 32nd Floor, New York, New York 10022.

------------------------- ------------------ --------------------------------------- --------------- -----------------------
NAME, AGE, AND POSITION   TERM OF OFFICE     PRINCIPAL OCCUPATION DURING PAST 5      NUMBER OF       OTHER DIRECTORSHIPS
WITH THE FUND             AND LENGTH OF      YEARS                                   FUNDS IN FUND   HELD BY MANAGERS
                          TIME SERVED                                                COMPLEX
                                                                                     OVERSEEN BY
                                                                                     MANAGER
----------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED MANAGERS
------------------------- ------------------ --------------------------------------- --------------- -----------------------
Charles S. Crow, III, 58  Indefinite/Since   Mr. Crow has been a partner of the           [6]        Member of the Board
                          [September 2008]   law firm of Crow & Associates since                     of Directors of 1st
                                             1981.                                                   Constitution Bank;
Manager                                                                                              Member of the Board
                                                                                                     of Trustees of
                                                                                                     Centurion Ministries,
                                                                                                     Inc.
------------------------- ------------------ --------------------------------------- --------------- -----------------------
Richard B. Gross, 60      Indefinite/Since   Mr. Gross is the co-founder,                 [6]        Member of the Board
                          [September 2008]   Co-President and Chief Legal Officer                    of Trustees of
                                             of GoldenRich Films, LLC                                Randall's Island
Manager                                      (2001-present).  From 1998 through                      Sports Foundation
                                             2001, he served as a Managing
                                             Director and General Counsel of U.S.
                                             Trust Corporation, a bank holding
                                             company.
------------------------- ------------------ --------------------------------------- --------------- -----------------------
David C. Reed, 57         Indefinite/Since   Mr. Reed is the Chief Executive              [6]        Member of the Board
                          [September 2008]   Officer, principal owner and                            of Directors of  1st
                                             co-founder of Mapleton Nurseries                        Constitution Bank
Manager                                      (1998-present).  He is also the
                                             Managing Director of Reed & Company
                                             (1995-present).
------------------------- ------------------ --------------------------------------- --------------- -----------------------
                                                     INTERESTED MANAGER*
----------------------------------------------------------------------------------------------------------------------------
Timothy J. Stewart, 34    Indefinite/Since   Mr. Stewart is the Director of               [6]                 N/A
                          [September 2008]   Operations and a Managing Director of
                                             the Robeco-Sage division of Robeco
Manager, President and                       Investment Management, Inc.
Chief Executive Officer                      (2003-present).(1)  From 2000 through
                                             2003, Mr. Stewart was an Analyst at
                                             Robeco-Sage Capital Management, L.L.C.
------------------------- ------------------ --------------------------------------- --------------- -----------------------

----------------------
* Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

(1) Prior to January 1, 2007, Mr. Stewart served as the Director of Operations and a Managing Director of Robeco-Sage Capital Management, L.L.C.

------------------------- ------------------ --------------------------------------- --------------- -----------------------
NAME, AGE, AND POSITION   TERM OF OFFICE     PRINCIPAL OCCUPATION DURING PAST 5      NUMBER OF       OTHER DIRECTORSHIPS
WITH THE FUND             AND LENGTH OF      YEARS                                   FUNDS IN FUND   HELD BY MANAGERS
                          TIME SERVED                                                COMPLEX
                                                                                     OVERSEEN BY
                                                                                     MANAGER
----------------------------------------------------------------------------------------------------------------------------
                                               OFFICERS WHO ARE NOT MANAGERS
----------------------------------------------------------------------------------------------------------------------------
Matthew J. Davis, 43      Indefinite/Since   Mr. Davis is Senior Managing Director        N/A                 N/A
                          [September 2008]   and Chief Financial Officer of the
                                             Adviser (July 1, 2008-present).  He
Chief Financial Officer                      is also the Chief Financial Officer
                                             of Robeco Securities (June
                                             2005-present).  From June 2005 to
                                             June 2008, Mr. Davis served as
                                             Managing Director and Controller of
                                             the Adviser.  From 2002 through 2005,
                                             he served as Controller of Lazard
                                             Freres and Co. LLC.
------------------------- ------------------ --------------------------------------- --------------- -----------------------
James Noone, 41           Indefinite/Since   Mr. Noone is a Senior Compliance             N/A                 N/A
                          [September 2008]   Manager at the Adviser (July 2008 -
                                             present).  From 2005 to 2008, he
Chief Compliance Officer                     served as Senior Vice President and
                                             Associate Counsel for the Adviser.
                                             From 1998 to 2005, Mr. Noone served
                                             as in-house counsel to Deutsche Asset
                                             Management and certain of its
                                             predecessor entities.
------------------------- ------------------ --------------------------------------- --------------- -----------------------


    The Managers serve on the Board of Managers for terms of indefinite duration. A Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy. A Manager may be removed either by a vote of two-thirds (2/3) of the Managers not subject to the removal vote or by a vote of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members. In the event of any vacancy in the position of a Manager, the remaining Managers may appoint an individual to serve as a Manager so long as immediately after the appointment, at least two-thirds (2/3) of the Managers then serving have been elected by the Members. The Board of Managers may call a meeting of Members to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which the Managers who were elected by the Members cease to constitute a majority of the Managers then serving.

    As of the date of this Prospectus, other than as described above, none of the Managers who are not "interested persons" (as defined by the 1940 Act) of the Fund, the Adviser or its affiliates (the "Independent Managers") who is a manager, director or trustee of another investment company whose adviser and principal underwriter is affiliated with the Adviser has held any other position with: (i) the Fund; (ii) an investment company having the same adviser or principal underwriter as the Fund or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser; (iii) the Adviser or other affiliate of the Fund; or (iv) any person controlling, controlled by or under common control with the Adviser.

    As of [ ], 2008, the Managers and officers as a group owned an aggregate of less than 1% of the outstanding Units of the Fund and none of the Independent Managers or any of their immediate family members owned beneficially or of record any securities in the Adviser.

SHARE OWNERSHIP

    The following table sets forth the dollar range of equity securities beneficially owned by each Manager as of [ ], 2008.

                                                        Aggregate Dollar Range
                                                        of Equity Securities of
                                                            All Registered
                                                         Investment Companies
                                                        Overseen by Manager in
                               Dollar Range of Equity   Family of Investment
    Name of Manager            Securities of the Fund          Companies*
------------------------      ----------------------    ------------------------
Charles S. Crow, III                     $0                        $0
Richard B. Gross                         $0                        $0
David C. Reed                            $0                        $0
Timothy J. Stewart                       $0                        $0

* The family of registered investment companies includes the Fund, the Master Fund, Robeco-Sage Multi-Strategy Fund, L.L.C., Robeco-Sage Triton Fund, L.L.C., Robeco-Sage Triton Institutional Fund, L.L.C. and Robeco-Sage Triton Master Fund, L.L.C.

    No Independent Manager or his immediate family member owns beneficially or of record any security of the Adviser, principal underwriter of the Fund or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Fund.

COMPENSATION

    The following table sets forth the approximate aggregate compensation the Fund expects to pay to the Independent Managers for their first full fiscal year of service and the aggregate compensation paid by all investment companies in the Fund Complex to the Independent Managers for the fiscal year ended March 31, 2008.

                                                       Pension or
                                 Aggregate        Retirement Benefits        Estimated        Total Compensation
                                Compensation       Accrued as Part of     Annual Benefits          from the
    NAME OF PERSON             FROM THE FUND         FUND EXPENSES        UPON RETIREMENT        FUND COMPLEX*
    --------------             -------------         -------------        ---------------        ------------
Charles S. Crow, III               $6,000                 None                 None                 $12,000
Richard B. Gross                   $6,000                 None                 None                 $12,000
David C. Reed                      $6,000                 None                 None                 $12,000

_________________________
* As of March 31, 2008, the Fund, Robeco-Sage Triton Institutional Fund, L.L.C., the Master Fund and Robeco-Sage Multi-Strategy Master Fund, L.L.C. had not yet commenced operations. Thus, total compensation represents compensation received from the Transferring Fund and Robeco-Sage Triton Fund, L.L.C.


Currently, the Independent Managers are each paid an annual retainer of $4,000 by the Fund and $2,000 by the Master Fund, and are reimbursed by the funds in the Fund Complex for travel-related expenses. It is estimated that each Independent Manager would receive a total of $20,000 per year (plus expenses) from the Fund Complex. The Managers do not receive any pension or retirement benefits from the Fund.

COMMITTEES

    The Board of Managers has formed an Audit Committee consisting of the Independent Managers of the Fund. The primary duties of the Audit Committee are:
(i) to recommend to the full Board of Managers and to approve the independent registered public accounting firm to be retained by the Fund each fiscal year;
(ii) to meet with the Fund's independent registered public accounting firm as the Audit Committee deems necessary; (iii) to review and approve the fees charged by the registered public accounting firm for audit and non-audit services; and (iv) to report to the full Board of Managers on a regular basis and to make recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Board of Managers of the Fund has adopted a written charter for the Audit Committee. As the Fund is newly organized, no meetings of the Audit Committee have been held as of the date of this Prospectus.

    The Board of Managers has also formed a Nominating Committee comprised of the Independent Managers to which the discretion to select and nominate candidates to serve as Independent Managers has been committed. While the Nominating Committee is solely responsible for the selection and nomination of the Fund's Independent Managers, the Nominating Committee may consider nominations for the office of Independent Manager made by investors in the Fund or by Fund management as it deems appropriate. Members who wish to recommend a nominee should send nominations to Mr. Stewart that include biographical information and set forth the qualifications of the proposed nominee. As the Fund is newly organized, no meetings of the Nominating Committee have been held as of the date of this Prospectus.

                                   THE ADVISER

    The Adviser, Robeco Investment Management, Inc., serves as the investment adviser of the Fund. The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is a Delaware corporation and subsidiary of Robeco. Robeco, headquartered in Rotterdam, the Netherlands, is a leading European asset manager that provides discretionary asset management products and services and a complete range of mutual funds to a large number of institutional and retail clients worldwide. Its products include equity funds, fixed income funds, money market funds and alternative products such as private equity funds of funds, hedge funds of funds and structured finance vehicles.

    Robeco distributes its funds for the retail market both directly and through other financial institutions. Its mutual funds are listed on major stock exchanges such as Amsterdam, Brussels, Paris, Frankfurt, London, Vienna and Zurich.

    Robeco has offices in France, Belgium, Luxembourg, Switzerland, Germany, Spain, the UK, New York, New York (Robeco Investment Management, Inc.), Boston, Massachusetts and Toledo, Ohio (Harbor Capital Advisors). Robeco is part of Rabobank. As of [ ], 2008, Robeco's total assets under management were $[ ] billion. As of the date of this Prospectus, the Fund is one of [seven] funds of hedge funds managed by the Adviser that are registered under the 1940 Act.

    Pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The agreement authorizes the Adviser to implement the Fund's investment program through investing in the Master Fund. The Adviser is authorized, subject to the approval of the Board of Managers and Members, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Adviser to the Fund or to assist in providing these services. To the extent that the Adviser retains a sub-adviser to manage the assets of the Fund, the Adviser is responsible under the Advisory Agreement to review and supervise the services provided by the sub-adviser. Under the Advisory Agreement, a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during the calendar quarter (after adjustment for any purchases effective on that date) is payable by the Fund to the Adviser (the "Advisory Fee"). However, under the agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund's assets remain invested in the Master Fund.

    In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) office space, telephone services and utilities, various administrative services to the Fund, including certain legal and compliance services and is responsible for the oversight of the Fund's administrator and other service providers. In consideration for these services, a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee") is payable by the Fund to the Adviser. However, under the agreement, the Fund is not subject to the Management Fee so long as substantially all of the Fund's assets remain invested in the Master Fund.

    The Master Fund has entered into an investment advisory agreement with the Adviser (the "Master Fund Advisory Agreement") pursuant to which the Adviser provides substantially similar services to the Master Fund as those set forth in the Fund's Advisory Agreement. As consideration for these services, the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during the calendar quarter (after adjustment for any purchases effective on that date) (the "Master Fund Advisory Fee"). The Master Fund Advisory Fee is payable in arrears within five business days after the end of the quarter.

    Additionally, the Master Fund has entered into a management agreement with the Adviser pursuant to which the Adviser provides substantially similar services to the Master Fund as those set forth in the Fund's Management Agreement. As consideration for these services, the Master Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during the calendar quarter (the "Master Fund Management Fee"). The Master Fund Management Fee will be payable in arrears within five business days after the end of the quarter.

    The Adviser manages both domestic and offshore investment vehicles.

INFORMATION REGARDING THE INDIVIDUALS RESPONSIBLE FOR PORTFOLIO MANAGEMENT

    The day-to-day management of the Fund's and the Master Fund's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Adviser, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Adviser. Investment decisions for the Fund and the Master Fund are made with the oversight of the Adviser's Investment Committee, which is comprised of Michael Abbott, Glenn Sloat, Mr. Platkin and Mr. Murphy.

OFFICERS OF THE ADVISER ON THE INVESTMENT COMMITTEE

    MICHAEL  ABBOTT,  Chief  Executive  Officer  and  Managing  Director  of the
Robeco-Sage division of the Adviser. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London
University, and spent the early part of his career as a member of the London Metropolitan Police force.

    Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

    PAUL S. PLATKIN, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Adviser. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending nine years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

    Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

    MICHAEL MURPHY, CFA, Director of Research and Managing Director of the Robeco-Sage division of the Adviser. Mr. Murphy joined Robeco-Sage Capital Management, L.L.C. in 2004 and is responsible for managing the Robeco-Sage division's investment research process. Prior to joining Robeco-Sage Capital Management, L.L.C., he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration MAGNA CUM LAUDE from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute.

    Mr. Murphy is a member of the Investment Committee. Mr. Murphy acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

    GLENN SLOAT, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of the Adviser. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

    Mr. Sloat is a member of the Investment Committee.

OTHER FUNDS AND ACCOUNTS MANAGED [UPDATE]

    The following tables set forth information about funds and accounts other than the Fund and the Master Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of [ ], 2008.

                                                             ---------------------------------
                                  REGISTERED INVESTMENT
                                 COMPANIES MANAGED BY THE    POOLED INVESTMENT VEHICLES MANAGED         OTHER ACCOUNTS MANAGED
                                    PORTFOLIO MANAGER             BY THE PORTFOLIO MANAGER             BY THE PORTFOLIO MANAGER
                                 ------------------------    ----------------------------------        --------------------------
NAME OF FUND'S PORTFOLIO
MANAGER                          NUMBER      TOTAL ASSETS      NUMBER         TOTAL ASSETS            NUMBER         TOTAL ASSETS
------------------------         ------      ------------      ------         ------------            ------         ------------
Michael Abbott                    [  ]       $[     ]           [  ]              [  ]                $[  ]              [  ]
Paul S. Platkin                   [  ]       $[     ]           [  ]              [  ]                $[  ]              [  ]
Michael Murphy                    [  ]       $[     ]           [  ]              [  ]                $[  ]              [  ]
Glenn Sloat                       [  ]       $[     ]           [  ]              [  ]                $[  ]              [  ]

                               REGISTERED INVESTMENT
                              COMPANIES MANAGED BY THE     POOLED INVESTMENT VEHICLES MANAGED         OTHER ACCOUNTS MANAGED
                                 PORTFOLIO MANAGER             BY THE PORTFOLIO MANAGER             BY THE PORTFOLIO MANAGER
                      -----------------------------------  ----------------------------------      -------------------------------
                       NUMBER WITH      TOTAL ASSETS WITH   NUMBER WITH    TOTAL ASSETS WITH      NUMBER WITH     TOTAL ASSETS WITH
NAME OF FUND'S        PERFORMANCE-       PERFORMANCE-       PERFORMANCE-    PERFORMANCE-          PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER      BASED FEES         BASED FEES         BASED FEES      BASED FEES            BASED FEES     BASED FEES
----------------      ------------      -----------------   ------------   ------------------     -------------   -----------------
Michael Abbott             [  ]           $[     ]               [  ]            [  ]              $[     ]          [  ]
Paul S. Platkin            [  ]           $[     ]               [  ]            [  ]              $[     ]          [  ]
Michael Murphy             [  ]           $[     ]               [  ]            [  ]              $[     ]          [  ]
Glenn Sloat                [  ]           $[     ]               [  ]            [  ]              $[     ]          [  ]

    Investment decisions of the Adviser are made with oversight by the Investment Committee. The committee holds regular meetings to discuss the investment portfolios, and their exposure in terms of risk, strategy, and geographic region, and to review forthcoming investment decisions.

COMPENSATION PROGRAM

    Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Fund or the Master Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFR Diversified Fund of Funds Index or another index or indices deemed relevant by the senior management of the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from the Adviser into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with the Adviser.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

    Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage other accounts with investment strategies similar to the Fund and the Master Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund or the Master Fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund or the Master Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund or the Master Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis. (SEE "Conflicts of Interest.")

FUND OWNERSHIP

    The following table sets forth the dollar range of Units beneficially owned by the portfolio managers as of [ ], 2008.

             PORTFOLIO MANAGER         DOLLAR RANGE
             -----------------         ------------
        Michael Abbott                     None
        Paul S. Platkin                    None
        Michael Murphy                     None
        Glenn Sloat                        None

                             THE ADVISORY AGREEMENTS

    The Advisory Agreement was initially approved by the Board of Managers (including all of the Independent Managers) at a meeting held in person on [September 12], 2008, and was approved by the Fund's sole member at that time. The Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by majority vote of the Board of Managers; by vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund; or by the Adviser.

    The Master Fund Advisory Agreement was initially approved by the Master Fund Board (including all of its Independent Managers) at a meeting held in person on [September 12, 2008], and was approved by the Master Fund's sole member at that time. The Master Fund Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by majority vote of the Master Fund Board; by vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund; or by the Adviser.

    The Advisory Agreement and the Master Fund Advisory Agreement may each be continued in effect from year to year after its initial two-year term if its continuance is approved annually by either its respective board of managers or the vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the respective fund, provided that in either event the continuance is also approved by a majority of its Independent Managers by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Master Fund Advisory Agreement also provide that each will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder.

    The Advisory Agreement and the Master Fund Advisory Agreement both provide that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund or Master Fund, as the case may be, the Adviser, and any member, director, officer or employee thereof, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Fund or Master Fund, as applicable, for any error of judgment, for any mistake of law or for any act or omission by such person in connection with the performance of services to the Fund or Master Fund. The Advisory Agreement and the Master Fund Advisory Agreement also both provide for indemnification, to the fullest extent permitted by law, by the Fund or Master Fund, as applicable, or the Adviser or any member, director, officer or employee thereof, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense directly arising from such person's performance or non-performance of its duties to the Fund or Master Fund, provided that the liability or expense is not incurred by reason of the person's willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations to the Fund or Master Fund.

    A description of the Board of Managers' considerations in connection with the approval of the Advisory Agreement is expected to be included in the Fund's semi-annual report for the period ending September 30, 2008. A description of the Master Fund Board's considerations in connection with the approval of the Master Fund Advisory Agreement is expected to be included in the Master Fund's semi-annual report for the period ending September 30, 2008.

                            THE MANAGEMENT AGREEMENTS

    The Management Agreement was initially approved by the Board of Managers (including all of the Independent Managers), at a meeting held in person on [September 12], 2008, and was approved by the Fund's sole Member at that time. The Management Agreement is terminable without penalty, on 60 days' prior written notice: by majority vote of the Board of Managers; by vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund; or by the Adviser. The Management Agreement may be continued in effect from year to year after its initial two-year term if its continuance is approved annually by the Board of Managers including the majority of the Independent Managers of the Fund.

    The Master Fund Management Agreement was initially approved by the Master Fund Board (including all of its Independent Managers), at a meeting held in person on [September 12], 2008, and was approved by the Master Fund's sole Member at that time. The Master Fund Management Agreement is terminable without penalty, on 60 days' prior written notice: by majority vote of the Master Fund Board; by vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Master Fund; or by the Adviser. The Master Fund
Management Agreement may be continued in effect from year to year after its initial two-year term if its continuance is approved annually by the Master Fund Board, including the majority of the Independent Managers of the Master Fund.

                                     VOTING

    Each Member has the right to cast a number of votes based on the value of the Member's respective capital account at meetings of Members called by the Board of Managers or by Members holding 25% or more of the total number of votes eligible to be cast. Members will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including election of Managers, approval of any investment advisory agreement entered into by the Fund and certain other matters. Except for the exercise of their voting privileges, Members are not entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund or the Master Fund.

    Notwithstanding the foregoing, the Fund will seek instructions from Members with regard to voting proxies of the Master Fund and vote such proxies of the Master Fund only in accordance with such instructions, or will vote its units in the Master Fund in the same proportion and in the same manner as the units of all other members of the Master Fund are voted.

                                  PROXY VOTING

    The Adviser votes proxy proposals, amendments, consents or resolutions (collectively, "proxies"), on behalf of the Master Fund, relating to the Master Fund's investments in Portfolio Funds (and any other Fund investments), in a manner that seeks to serve the best interests of the Fund and the Master Fund, taking into account the following factors: (i) the impact on the value of the returns of the Portfolio Fund; (ii) the attraction of additional capital to the Portfolio Fund; (iii) the alignment of the interests of the Portfolio Fund's management with the interests of the Portfolio Fund's beneficial owners, including establishing appropriate incentives for the Portfolio Fund's management; (iv) the costs associated with the proxy; (v) the impact on redemption or withdrawal rights; (vi) the continued or increased availability of portfolio information; and (vii) industry and business practices. In general, the Adviser seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Fund and the Master Fund. The Adviser has specific guidelines addressing how it votes proxies with regard to specific matters, such as voting rights, termination or liquidation of a Portfolio Fund, approval of members of the board of a Portfolio Fund or advisors and various other issues. Information regarding how the Adviser voted any proxies on behalf of the Fund during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year. Such information can be obtained: (i) without charge, upon request, by calling (866) 773-7145; and (ii) on the SEC's Internet site at http://www.sec.gov.

                                    BROKERAGE

    Each Portfolio Manager is directly responsible for placing orders for the execution of portfolio transactions and the allocation of brokerage for the Portfolio Fund it manages. Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, commissions are fixed. No stated commission is applicable to securities traded in certain over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

    The Adviser expects that each Portfolio Manager will generally select brokers and dealers to effect transactions on behalf of its Portfolio Fund substantially in the manner set forth below. However, no guarantee or assurance can be made that a Portfolio Manager (including a Sub-Manager) will adhere to, and comply with, its stated practices. The Adviser generally expects that, in selecting brokers and dealers to effect transactions on behalf of its Portfolio Fund, each Portfolio Manager will seek to obtain the best execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm and the firm's risk in positioning a block of securities. As described below, Portfolio Managers may place orders with brokers that provide research services. Certain Portfolio Managers may comply with the safe harbor under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Safe Harbor"), with respect to the receipt of such services. However, subject to appropriate disclosure, Portfolio Managers of Portfolio Funds that are not investment companies registered under the 1940 Act may select brokers on a basis other than that outlined above and may receive benefits other than research or benefits that accrue to the Portfolio Manager rather than its Portfolio Fund which are not covered by the Safe Harbor. The Adviser considers the broker selection process employed by a Portfolio Manager in determining whether to invest in its Portfolio Fund. Each Portfolio Manager generally will seek reasonably competitive commission rates. However, Portfolio Managers will not necessarily pay the lowest commission available on each transaction.

    Consistent with the principle of seeking best execution, a Portfolio Manager may place brokerage orders with brokers (including affiliates of the Adviser) that provide the Portfolio Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value
of  securities,   the  advisability  of  investing  in,  purchasing  or
selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The expenses of a Portfolio Manager are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Portfolio Manager or its affiliates in providing services to clients other than a Portfolio Fund. In addition, not all of the supplemental information is used by Portfolio Managers in connection with Portfolio Funds in which the Fund invests. Conversely, the information provided to Portfolio Managers by brokers and dealers through which other clients of the Portfolio Managers effect securities transactions may be useful to the Portfolio Managers in providing services to Portfolio Funds in which the Fund invests.

                                  ADMINISTRATOR

    Pursuant to an administration agreement (the "Administration Agreement"), SEI Investments Global Funds Services (the "Administrator") provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund. The Administrator may delegate certain of its administrative functions. In consideration for these services, the Fund pays the Administrator an annual fee (paid monthly) in an amount equal to a maximum of [____]%, per annum, of the average net assets of the Fund, subject to an annual minimum fee of $[_______]. The Administrator also serves as the transfer agent for the Units.

    Pursuant to the Administration Agreement, the Administrator provides or arranges for the provision of similar administrative services to the Master Fund. [In consideration for these services, the Master Fund pays the Administrator an annual fee (paid monthly) in an amount equal to a maximum of [____]%, per annum, of the average net assets of the Master Fund, subject to an annual minimum fee of $[____] (the "Master Fund Administration Fee").]

                           CUSTODIAN AND ESCROW AGENT

    SEI Private Trust Company (the "Custodian") serves as the custodian of the assets of the Fund and the Master Fund, and may maintain custody of such assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board of Managers or the Master Fund Board, as applicable, in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund and the Master Fund are not held by the Adviser or commingled with the assets of other accounts, except to the extent that securities may be held in the name of the Custodian or a subcustodian in a securities depository, clearing agency or omnibus customer account. The Custodian's principal business address is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

    SEI Investments Global Fund Services serves as Escrow Agent with respect to monies received from prospective investors in advance of dates when Units may be purchased and monies may be transmitted to the Fund. The Escrow Agent's principal business address is 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                FEES AND EXPENSES

    The Adviser bears all of its own costs incurred in providing investment advisory and other services to the Fund and the Master Fund, including travel and other expenses related to the selection and monitoring of Portfolio Managers.

    The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement, the Master Fund Advisory Agreement and the Management Agreement, and the Distributor pursuant to the Distribution Agreement and the Member Services Agreement, including, but not limited to: all investment related expenses (E.G., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a Portfolio Account, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees); all costs and expenses associated with the establishment of any Portfolio Accounts; any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund; administrative expenses and fees of the Fund and the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund Advisory Fee; the Master Fund Management Fee; the Member Servicing Fee; fees and travel-related and other expenses of members of the Board of Managers and the Master Fund Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board of Managers.

    The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable or allocable to the Portfolio Manager. In such cases, the fees or allocations may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board of Managers and Members.

    The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.40% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of the waiver of expenses. The Expense Limitation Agreement will remain in effect until terminated by the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

                        CAPITAL ACCOUNTS AND ALLOCATIONS

CAPITAL ACCOUNTS

    The Fund maintains a separate capital account for each Member which has an opening balance equal to the Member's initial contribution to the capital of the Fund. Each Member's capital account is increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account is reduced by the sum of the amount of any repurchase by the Fund of the Units, or any portion of them, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

    Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of the following: (i) the last day of each fiscal year (March
31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date on which any contribution to the capital of the Fund is made;
(iv) any day as of which the Fund repurchases any Units of any Member; or (v) any day as of which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

ALLOCATION OF NET PROFITS AND NET LOSSES

    Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited from the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. These credits or debits to a Member's capital account are in turn reflected in changes in the value of the Member's Units. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Fund of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages. Each Member's investment percentage will be determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

    Allocations for Federal income tax purposes generally will be made among the Members so as to reflect equitably amounts credited or debited to each Member's capital account for the current and prior fiscal years. (SEE "Tax Aspects.")

ALLOCATION OF SPECIAL ITEMS-CERTAIN WITHHOLDING TAXES AND OTHER EXPENDITURES

    Withholding taxes or other tax obligations incurred by the Fund which are attributable to any Member will be debited from the capital account of that Member as of the close of the fiscal period during which the Fund paid those obligations, and any amounts then or thereafter distributable to the Member will be reduced by the amount of those taxes. If the amount of those taxes is greater than the distributable amounts, then the Member and any successor to the Member's Units is required to pay upon demand to the Fund, as a contribution to the capital of the Fund, the amount of the excess. The Fund is not obligated to apply for or obtain a reduction of or exemption from withholding tax on behalf of any Member, although in the event that the Fund determines that a Member is eligible for a refund of any withholding tax, it may, in its sole discretion and at the request and expense of that Member, assist the Member in applying for the refund.

    Generally, any expenditures payable by the Fund, to the extent paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more, but fewer than all of the Members, will be charged to only those Members on whose behalf the payments are made or whose particular circumstances gave rise to the payments. These charges will be debited to the capital accounts of the applicable Members as of the close of the fiscal period during which the items were paid or accrued by the Fund.

RESERVES

    Appropriate reserves may be created, accrued and charged against net assets and proportionately against the capital accounts of the Members for contingent liabilities as of the date the contingent liabilities become known to the Fund. Reserves will be in such amounts (subject to increase or reduction) which the Fund may deem necessary or appropriate. The amount of any reserve (or any increase or decrease therein) will be proportionately charged or credited, as appropriate, to the capital accounts of those investors who are Members at the time when the reserve is created, increased or decreased, as the case may be; PROVIDED, HOWEVER, that if the reserve (or any increase or decrease therein) exceeds the lesser of $500,000 or 1% of the aggregate value of the capital accounts of all those Members, the amount of the reserve, increase, or decrease shall instead be charged or credited to those investors who were Members at the time, as determined by the Fund, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased in proportion to their capital accounts at that time.

NET ASSET VALUATION

    The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business as of the end of each fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The net asset value per Unit equals the net asset value of the Fund divided by the number of its outstanding Units. The net asset value of the Fund is based on the net asset value of its units in the Master Fund. The net asset value of the Master Fund is based primarily on the fair value of its interests in Portfolio Funds.

    In accordance with these policies, investments in Portfolio Funds are valued at their "fair values." Ordinarily, this will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive from the Portfolio Fund if the Master Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. Because Portfolio Funds provide net asset value information to the Master Fund on a monthly basis and do not generally provide detailed information on their investment positions, except on an annual basis, the Master Fund generally will not be able to determine the fair value of its investments in Portfolio Funds or its net asset values other than as of the end of each month and may not be able to verify valuation information given to the Master Fund by Portfolio Managers (except in the case of Portfolio Accounts). In the unlikely event that a Portfolio Fund does not report a value to the Master Fund on a timely basis, the Master Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Master Fund values its assets. The Master Fund Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

    Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Master Fund for valuing its own investments. In a situation where a Portfolio Manager allocates a Portfolio Fund's assets to special investment accounts or side pockets, the current fair value of the Master Fund's interest in that Portfolio Fund may not be accurately reflected in the Master Fund's and, thus, the Fund's net asset value. This is because the Portfolio Manager's most recent computation of the fair value of the special investment account or side pocket may have last occurred a significant amount of time (I.E., as much as eleven months or longer) before the current monthly computation of the Fund's and the Master Fund's net asset value. As a result, for any given month, the stated net asset value of the Master Fund and, thus, the Fund, may, under certain circumstances, be higher or lower than the value that would otherwise have been utilized had the Portfolio Manager determined and reported the fair value of any side pocket as of the end of the most recent calendar month. Although the procedures approved by the Master Fund Board provide that the Adviser will periodically review the valuations of interests in Portfolio Funds provided by the Portfolio Managers, the Adviser will not be able to confirm independently the accuracy of valuations of such interests provided by such Portfolio Managers (which are unaudited, except for year-end valuations).

    The Fund's and the Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund and the Master Fund value their respective assets. The Adviser or, in certain cases, the Master Fund Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Master Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Master Fund Board.

    The Portfolio Funds are required to provide estimated net asset value determinations to the Master Fund on a monthly basis, generally within one or two weeks following the end of the month. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation using various means, including: discussing monthly with Portfolio Managers their Portfolio Funds' values; reviewing Portfolio Fund portfolio positions, when available; and analyzing audited financial statements of Portfolio Funds. Failure of a Portfolio Fund to provide on a timely or accurate basis required monthly valuation information to the Master Fund could result in an adjustment to the fair value given by the Master Fund to its investment in a Portfolio Fund or a decision by the Adviser to liquidate the Master Fund's investment in a Portfolio Fund. The valuations reported by the Portfolio Managers, upon which the Master Fund calculates its net asset value, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the independent auditors of the Portfolio Funds and may be revised as a result of such audits. Other adjustments may occur from time to time.

    To the extent the Fund or the Master Fund invests its assets through Portfolio Accounts, and to the extent the Fund or the Master Fund invests in money market instruments, the Fund and the Master Fund will value portfolio securities (other than interests in Portfolio Funds) as follows:

    Securities listed on the Nasdaq National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP") (which, as of June 2003, is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund and the Master Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Listed options or futures contracts will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or under the supervision of, the Master Fund Board.

    Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Master Fund Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Master Fund Board to represent fair value.

    All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. Foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined. When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Master Fund Board.

    Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Master Fund's and, thus, the Fund's net assets, which, in turn, would affect amounts paid on repurchases of Units and the amount of fees paid, if the judgments made regarding appropriate valuations should be proven incorrect.

                              CONFLICTS OF INTEREST

GENERAL

    The Advisory Agreement and the Master Fund Advisory Agreement do not require the Adviser or its affiliates (together with their members, officers and employees, including those involved in the investment activities and business operations of the Fund and the Master Fund) to devote all or any specified portion of their time to managing the Fund's or the Master Fund's affairs, but only to devote so much of their time to the Fund's and the Master Fund's affairs as they reasonably believe necessary in good faith. The Advisory Agreement and the Master Fund Advisory Agreement do not prohibit the Adviser or its affiliates from engaging in any other existing or future business, and the Adviser or its affiliates may provide investment management services to other clients or family members of the portfolio managers. In addition, the portfolio managers and affiliates of the Adviser may invest for their own accounts in various investment opportunities, including in private investment funds. A determination may be made that an investment opportunity in a particular investment fund is appropriate for a portfolio manager or an affiliate of the Adviser, but not for the Fund or the Master Fund.

    The Adviser is an indirect subsidiary of Robeco Groep, N.V. The Adviser, Robeco Groep, N.V. and their affiliates (collectively, for the purposes of this section, "Robeco") and their partners, officers and employees, including those involved in the investment activities and business operations of the Fund and the Master Fund, are engaged in businesses unrelated to the Fund and the Master Fund.

    Robeco is a leading European asset manager that provides discretionary asset management products and services and a complete range of mutual funds to a large number of institutional and retail clients worldwide. As such, Robeco may engage in transactions in the same securities and other instruments in which the Portfolio Managers selected by the Adviser may invest. In addition, Robeco may have investments or other business relationships with the Portfolio Managers utilized by the Fund or the Master Fund. Robeco is not under any obligation to share any investment opportunity, idea or strategy with the Fund or the Master Fund.

    The proprietary activities or portfolio strategies of Robeco, or the activities or strategies used for accounts managed by Robeco for other customer accounts, could conflict with the transactions and strategies employed by a Portfolio Manager and affect the prices and availability of the securities and instruments in which the Portfolio Manager invests. Issuers of securities held by a Portfolio Manager may have publicly or privately traded securities in which Robeco is an investor or makes a market. Robeco's trading activities generally are carried out without reference to positions held directly or indirectly by the Master Fund and may have an effect on the value of the positions so held or may result in Robeco having an interest in the issuer adverse to that of the Master Fund and, thus, the Fund.

    Brokerage firms affiliated with the Portfolio Managers may execute securities transactions on behalf of the Fund consistent with the provisions of the 1940 Act and, with respect to the Portfolio Funds in which the Fund invests, consistent with best execution.

    The Adviser is also the investment manager for other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same Portfolio Funds as the Fund and the Master Fund. As a result, the Other Vehicles may compete with the Fund and the Master Fund for appropriate investment opportunities. As a general matter, the Adviser will consider participation by the Fund and the Master Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Other Vehicles. The Adviser will evaluate for the Fund, the Master Fund and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund, the Master Fund or the Other Vehicles at a particular time. Because these considerations may differ for the Fund, the Master Fund and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and the Master Fund and each of the Other Vehicles will differ. The Adviser will, however, attempt to allocate these investment opportunities in an equitable manner.

    The portfolio managers may manage other accounts for themselves, other clients and other investment companies, and may have financial incentives to favor certain of such accounts over the Fund and the Master Fund. Any of their proprietary accounts and other client accounts, including other investment companies, will compete with the Master Fund for specific trades, or may hold positions opposite to positions maintained on behalf of the Master Fund. The portfolio managers may give advice and recommend securities to, or buy or sell securities for, their respective portfolio or managed accounts in which the Fund's and the Master Fund's assets are invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund and the Master Fund.

    The Fund and the Master Fund, absent SEC exemptive relief, may be precluded from investing any assets in certain Portfolio Funds where an account managed by the Adviser is already invested (or seeks to invest) to the extent that the Fund is considered a "joint participant" (within the meaning of Section 17(d) of the 1940 Act or Rule 17d-1 thereunder) with an account managed by the Adviser.

    The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, Robeco, Rabobank and their affiliates on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund.

    Other present and future activities of the Adviser, the portfolio managers, the Administrator and/or their affiliates may give rise to additional conflicts of interest. In the event that a conflict of interest arises, the Managers will attempt to resolve such conflicts in a fair and equitable manner. The use of a master-feeder structure also may create a conflict of interest in that different tax considerations for the Fund and other feeder funds may cause the Master Fund to structure or dispose of an investment in a manner that is more advantageous to one feeder fund over another.

PORTFOLIO MANAGERS

    Any Portfolio Manager that is also a Sub-Manager will likely follow practices substantially similar to those described below. Although it is anticipated that Portfolio Managers that are not also Sub-Managers will follow practices similar to those described below, no guarantee or assurances can be made that similar practices will be followed or that a Portfolio Manager (including a Sub-Manager) will adhere to, and comply with, its stated practices. For purposes of this section only, the term "Portfolio Manager" will apply to both a "Portfolio Manager" and a "Sub-Manager."

    PARTICIPATION IN INVESTMENT OPPORTUNITIES. The Adviser anticipates that each Portfolio Manager will consider participation by the relevant Portfolio Fund in all appropriate investment opportunities that are also under consideration for investment by the Portfolio Manager for its Portfolio Accounts that pursue similar investment programs. There may be circumstances, however, under which a Portfolio Manager will cause its Portfolio Account to commit a larger percentage of its respective assets to an investment opportunity than to which the Portfolio Manager will commit the relevant Portfolio Fund's assets. There also may be circumstances under which a Portfolio Manager will consider participation by its Portfolio Account in investment opportunities in which the Portfolio Manager does not intend to invest on behalf of the relevant Portfolio Fund, or vice versa.

    Each Portfolio Manager is expected to evaluate a variety of factors in determining whether a particular investment opportunity or strategy is appropriate and feasible for the relevant Portfolio Fund and Portfolio Account at a particular time. These factors may include the following: (i) the nature of the investment opportunity taken in the context of the other investments at the time; (ii) the liquidity of the investment relative to the needs of the particular entity or account; (iii) the availability of the opportunity (I.E., size of obtainable position); (iv) the transaction costs involved; and (v) the investment or regulatory limitations applicable to the particular entity or account; however, particular Portfolio Managers may consider other factors. Because the relevant considerations may differ for a Portfolio Fund and a relevant Portfolio Account in the context of any particular investment opportunity, the investment activities of a Portfolio Fund, on the one hand, and a Portfolio Account, on the other, may differ considerably from time to time. In addition, the fees and expenses of the Portfolio Funds will differ from those of the Portfolio Accounts. Accordingly, prospective Members should note that the future performance of a Portfolio Manager's Portfolio Fund and its Portfolio Account will vary.

    When a Portfolio Manager determines that it would be appropriate for its Portfolio Fund and one or more of its Portfolio Accounts to participate in an investment opportunity at the same time, it will likely attempt to aggregate, place and allocate orders on a basis that the Portfolio Manager believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that any Portfolio Fund participate, or participate to the same extent as a Portfolio Account, in all trades. Although no assurances can be made, no participating entity or account will likely receive preferential treatment over any other and each Portfolio Manager will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders.

    Situations may occur, however, where a Portfolio Fund could be disadvantaged because of the investment activities conducted by the Portfolio Manager for a Portfolio Account. Such situations may be based on, among other things, the following: (i) legal restrictions on the combined size of positions that may be taken for the Portfolio Fund, and the Portfolio Accounts, thereby limiting the size of the Portfolio Fund's position; (ii) the difficulty of liquidating an investment for the Portfolio Fund and the Portfolio Accounts where the market cannot absorb the sale of the combined positions; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments.

    Each Portfolio Manager and its principals, officers, employees and affiliates, may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Master Fund or a Portfolio Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of the Portfolio Manager that are the same, different or made at a different time than positions taken for the Master Fund.

    Portfolio Managers or their affiliates may from time to time provide investment advisory or other services to private investment funds and other entities or accounts managed by the Adviser and its affiliates. In addition, Portfolio Managers or their affiliates may from time to time receive research products and services in connection with the brokerage services that the Adviser and its affiliates may provide either: (i) to one or more Portfolio Accounts; or
(ii) to the Master Fund.

    OTHER MATTERS. Except as may be permitted by applicable law, a Portfolio Manager and its affiliates are not expected to buy securities or other property from, or sell securities or other property to, the Portfolio Fund it manages. In this regard, a Portfolio Fund may effect certain principal transactions in securities with one or more Portfolio Accounts, subject to certain conditions. Such transactions would be made in circumstances where the Portfolio Manager has determined it would be appropriate for the Portfolio Fund to purchase and a Portfolio Account to sell, or the Portfolio Fund to sell and a Portfolio Account to purchase, the same security or instrument on the same day. Future investment activities of the Portfolio Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing may give rise to additional conflicts of interest.

                                 CODE OF ETHICS

    The Adviser and its affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Master Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by the Adviser and its affiliates (including personnel of the Adviser) that are the same, different or made at a different time than positions taken for the Master Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, the Fund and the Master Fund have adopted a code of ethics and furthermore the Adviser and Robeco Securities (as defined below) have adopted a joint code of ethics (collectively with the Fund's and the Master Fund's code of ethics, the "Codes of Ethics") in compliance with Rule 17j-1 under the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

    Future investment activities of the Adviser and its affiliates and their principals, managers, partners, directors, officers or employees may give rise to additional conflicts of interest.

                               PURCHASES OF UNITS

PURCHASE TERMS

    The initial closing date for purchases of Units is expected to be [October 1], 2008, or such earlier or later date as the Adviser determines, provided the Fund has received purchases of Units prior to such date in an amount the Adviser believes, in its sole discretion, is sufficient to effectively implement the investment program for the Fund. Monies received from prospective investors in advance of the initial closing date will be held in a non-interest-bearing escrow account until such time as the Adviser believes the investment program for the Fund can be implemented. Units may be purchased generally as of the first business day of each calendar month, except that the Fund may offer Units more or less frequently as determined by the Board of Managers. In order to purchase Units, an investor must submit a completed investor certification to the Administrator generally seven calendar days before the investor's proposed purchase. Cleared funds must be available in the investor's account no later than seven calendar days before the investor's proposed purchase, or such other date as Robeco Securities may determine in its sole discretion and communicate to the investor (the "Funding Deadline"). If an investor's certification is accepted by the Administrator prior to the Funding Deadline, monies representing the capital contribution will be debited from the investor's account by the Selling Agent (as defined below) servicing the investor's account and deposited in a non-interest bearing escrow account pending the deposit of such monies with the Fund. At the close of business on the Funding Deadline, the Fund will withdraw the monies representing the capital contribution from the escrow account or the Selling Agent servicing the investor's account will remit such monies representing the capital contribution from the investor's account, as applicable, and deposit such monies with the Fund. The Fund will then issue the requisite number of Units to the investor on the purchase date. All purchases are subject to the receipt of cleared funds from the investor prior to the applicable purchase date in the full amount of the purchase. The Board of Managers reserves the right to reject any purchase for Units and the Board of Managers may, in its sole discretion, suspend purchases of Units at any time.

    An investor purchases Units in the Fund. The Units represent a capital account maintained on the investor's behalf that reflects the purchaser's PRO rata share of the Fund's capital. An investor's capital account is used to facilitate tax reporting to the investor. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. The minimum initial investment from each investor is $100,000, and the minimum additional investment is $25,000. The minimum initial and additional investment for employees of the Adviser or a Selling Agent and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, the Managers, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board of Managers. Under certain circumstances, the minimum investment amounts may be waived, subject to the approval of Robeco Securities. An investor's purchase of Units is irrevocable by the investor and will generally require the investor to maintain its investment in the Fund until such time as the Fund offers to repurchase the Units in a tender offering. (SEE "Redemptions, Repurchases of Units and Transfers" below.) The Board of Managers may, in its discretion, cause the Fund to repurchase a Member's entire interest in the Fund (I.E., all Units held by the Member) if the Member's capital account balance, as a result of repurchase or transfer requests by the Member, is less than $100,000 (or any lower amount equal to the Member's initial purchase amount net of distribution fees).

    Except as otherwise permitted by the Board of Managers, initial and any additional contributions to the capital of the Fund by any Member will be payable in cash. Initial and any additional contributions to the capital of the Fund will be payable in one installment. Although the Fund may accept contributions of securities in the sole discretion of the Board of Managers, the Fund has no present intention of accepting contributions of securities. If the Fund were to accept a contribution of securities, the securities would be valued in the same manner as the Fund values its other assets. (SEE "Capital Accounts and Allocations--Net Asset Valuation.")

    Each new Member must agree to be bound by all of the terms of the Limited Liability Company Agreement of the Fund (the "Company Agreement").

ELIGIBLE INVESTORS

    Units are being offered only to investors: (i) who purchase their investment through a discretionary or non-discretionary fee-based advisory or wrap program of a Member Service Provider; (ii) who are clients of investment advisers or financial planners that participate in programs operated by Member Service Providers through which Units in the Fund are offered; or (iii) who are other customers or clients of Member Service Providers or their affiliates, as authorized by the Distributor, in consultation with the Member Service Provider. In addition, these investors must represent that they are: (i) natural persons and companies (other than investment companies) that represent that they have a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000; (ii) persons who have at least $750,000 under the Adviser's or its affiliates' management, including any amount invested in the Fund; (iii) persons who are "qualified purchasers," as defined by the 1940 Act and the rules thereunder; and (iv) certain knowledgeable employees who participate in the Adviser's investment activities. In addition, Units are offered only to investors that are U.S. persons for Federal income tax purposes, as defined below, and may not be purchased by charitable remainder trusts. Investors must complete and sign an investor certification that the investor meets these requirements before it may invest in the Fund. A form of the certification that each investor will be asked to sign is contained in Appendix B of this Prospectus. Units may not be purchased by nonresident aliens, foreign corporations, foreign partnerships, foreign trusts or foreign estates, each as defined in the Code. The Fund is not obligated to sell through brokers, dealers or other financial institutions, any Units that have not been placed with Eligible Investors that meet all applicable requirements to invest in the Fund. The Fund reserves the right to reject any order for the purchase of Units and may, in its sole discretion, suspend the offering of Units at any time.

    A person is considered a U.S. person for Federal income tax purposes if the person is: (i) a citizen or resident of the United States; (ii) a corporation or partnership (including an entity treated as a corporation or partnership for U.S. Federal income tax purposes) created or organized in the United States or under the laws of the United States, any state therein or the District of Columbia; (iii) an estate (other than a foreign estate defined in Section 7701(a)(31)(A) of the Code) which is subject to U.S. tax on its income from all sources; or (iv) a trust, if a court within the U.S. is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all substantial decisions of such trust.

DISTRIBUTION AND MEMBER SERVICES

    The Fund has entered into a distribution agreement (the "Distribution Agreement") with Robeco Securities, L.L.C., a Delaware limited liability company that is a subsidiary of the Adviser ("Robeco Securities"), whose principal business address is 909 Third Avenue, New York, New York 10022, to act as the distributor for the sale of Units (the "Distributor"). Robeco Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain broker-dealers and financial advisers (collectively with Robeco Securities, the "Selling Agents") to assist in the distribution of Units.

    The Fund has also entered into a Member Services Agreement with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. Under the terms of a Member servicing agreement between the Fund and the Distributor (the "Member Services Agreement"), the Distributor is authorized to provide, or retain other broker-dealers and financial advisors ("Member Service Providers") to provide, ongoing Member and account maintenance services to the Members of the Fund. These services include, but are not limited to, handling Member inquiries regarding the Fund (for example, responding to questions concerning capital account balances and reports and tax information provided by the Fund); assisting in the enhancement of communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; assisting in the maintenance of records containing Member information; and providing such other information and Member services as the Fund (or the Distributor) may reasonably request. Under the Member Services Agreement, the Fund pays an ongoing quarterly Member Servicing Fee at an annualized rate of 0.15% of the average net assets of the Fund during the calendar quarter to the Distributor.

    Aggregate compensation paid to Robeco Securities and to any Selling Agent in connection with the marketing and sales of Units and for ongoing Member and account related services and the Member Servicing Fee, may not exceed [8]% of the total proceeds to be received by the Fund in respect of sales of Units registered pursuant to this offering (the "Offering Proceeds"). Under this limitation, the aggregate compensation received by Robeco Securities or a Selling Agent may not exceed [8]% of the amount of Units sold by Robeco Securities or such Selling Agent. All compensation received by Robeco Securities under the Distribution Agreement and the Member Services Agreement have been deemed by the

Financial  Industry  Regulatory   Authority,   Inc.   (formerly,   the  National
Association of Securities Dealers) to be underwriting compensation and are subject to this limitation.


                           REDEMPTIONS, REPURCHASES OF
                               UNITS AND TRANSFERS

NO RIGHT OF REDEMPTION

    No Member or other person holding Units acquired from a Member will have the right to require the Fund to redeem those Units. There is no public market for Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund, as described below. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of the Units.

REPURCHASES OF UNITS

    The Fund from time to time will offer to repurchase outstanding Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as may be determined by the Board of Managers, in its sole discretion. A repurchase fee equal to 2.0% of the value of Units repurchased, which is retained by the Fund, will apply if the date as of which the Units are to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

    In determining whether the Fund should offer to repurchase Units from Members, the Board of Managers will consider various factors, including the recommendations of the Adviser. THE ADVISER CURRENTLY EXPECTS THAT IT WILL RECOMMEND TO THE BOARD OF MANAGERS THAT THE Fund OFFER TO REPURCHASE UNITS FROM MEMBERS NO LATER THAN JUNE 30, 2009, AND THEREAFTER, TWICE A YEAR, AS OF JUNE 30 AND DECEMBER 31. The Board of Managers will also consider the following factors, among others, in making this determination:

        o whether any Members have requested the Fund to repurchase their Units;

        o   the liquidity of the Master Fund's assets;

        o the investment plans and working capital requirements of the Fund and the Master Fund;

        o the relative economies of scale with respect to the size of the Fund;

        o   the history of the Fund in repurchasing Units;

        o   the economic condition of the securities markets; and

        o the anticipated tax consequences of any proposed repurchases of Units.

    The Fund will repurchase Units from Members pursuant to written tenders on terms and conditions that the Board of Managers determines to be fair to the Fund and to all Members. The value of a Member's Units that are being repurchased is equal to the value of the Member's capital account (or the portion thereof being repurchased) as of the close of business of any fiscal period, after giving effect to all allocations that are made as of such date. When the Board of Managers determines that the Fund shall repurchase Units, notice will be provided to Members describing the terms thereof, containing information Members should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Members who are deciding whether to tender Units during the period that a repurchase offer is open may ascertain the net asset value of their Units by contacting the Adviser during the period. However, because the Fund expects to determine its net asset value only on a monthly basis, approximately one or two weeks after the end of each month, Members may not be able to obtain current information regarding the value of Units when making their decision as to whether to tender Units for repurchase.

    The Company Agreement provides that the Fund shall be dissolved if the Units of any Member that has submitted a written request for the repurchase of its Units by the Fund, in accordance with the terms of the Company Agreement, is not repurchased by the Fund within a period of two years following the date of the request; PROVIDED, HOWEVER, that dissolution shall not be required if the Fund is unable to repurchase a Member's Units as a result of regulatory restrictions that prevent the Fund from fulfilling a repurchase request.

    Repurchases of Units from Members by the Fund may be made, in the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that the Fund does not have sufficient cash to pay for Units that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or on Members not tendering Units for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Units from Members. Any in-kind distribution of securities will consist of marketable securities traded on an established securities exchange (valued in accordance with the Company Agreement), which will be distributed to all tendering Members on a PARI PASSU basis. Except as described above, the Fund does not impose any charges in connection with repurchases of Units.

    The Fund's ability to conduct a repurchase offer will also be dependent upon the Master Fund's ability to conduct a repurchase offer that would provide the Fund with the liquidity necessary, and within the timeframe needed, to carry out the Fund's repurchase offer. Like the Fund, the Master Fund's ability to conduct a repurchase offer will be subject to the discretion of the Master Fund Board based on considerations substantially identical to those considered by the Board of Managers and which are described above. It is currently expected that the Adviser will recommend to the Master Fund Board that the Master Fund offer to repurchase units from its members no later than June 30, 2009, and thereafter, twice a year, as of June 30 and December 31.

REPURCHASE PROCEDURES

    Due to liquidity restraints associated with the Fund's investments in the Master Fund, which in turn is restricted as to its ability to withdraw from Portfolio Funds and the fact that the Master Fund may have to effect withdrawals from those funds to pay for Units being repurchased, the Adviser expects that, under the procedures applicable to the repurchase of Units, Units will be valued for purposes of determining their repurchase price as of a date at least 65 days after the date by which Members must submit a repurchase request (the "Valuation Date") and that the Fund will generally pay the value of the Units repurchased (or as discussed below, 90% of such value if all of a Member's Units are repurchased) approximately one month after the Valuation Date. The value of Units can change significantly between the date by which a Member must decide whether to tender its Units for repurchase and the Valuation Date. The amount that a Member may expect to receive on the repurchase of the Member's Units will be the value of the Member's capital account (or portion thereof being repurchased) determined on the Valuation Date and based on the net asset value of the Fund's assets as of that date, after giving effect to all allocations to be made as of that date to the Member's capital account and less the repurchase fee, if applicable. The balance due to each Member who tenders his Units will be subject to adjustment upon completion of the annual audit of the Fund's financial statements for the fiscal year in which the repurchase is effected (which it is expected will be completed within 60 days after the end of each fiscal year). If all of a Member's Units are repurchased, the Member will receive an initial payment equal to 90% of the estimated value of the Units and the balance due will be determined and paid promptly after completion of the Fund's audit and will be subject to audit adjustment.

    Under these procedures, Members will have to decide whether to tender their Units for repurchase without the benefit of having current information regarding the value of the Units as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Members must tender Units and the date they can expect to receive payment for their Units from the Fund. However, promptly after the expiration of a repurchase offer, Members whose Units are accepted for repurchase will be given non-interest bearing, non-transferable promissory notes by the Fund representing the Fund's obligation to pay for repurchased Units. Payments for repurchased Units may be delayed under circumstances where the Fund has determined to redeem its interests in Portfolio Funds to make such payments, but has experienced delays in receiving payments from the Portfolio Funds.

    If a repurchase offer is oversubscribed by Members who tender Units for repurchase, the Fund will repurchase only a PRO RATA portion of the Units tendered by each Member. A Member who tenders for repurchase only a portion of the Member's Units will be required to maintain a capital account balance of $100,000 (or any lower amount equal to the Member's initial purchase amount net of distribution fees), or such other amount as is determined by the Board of Managers. If a Member tenders a portion of its Units and the repurchase of that portion would cause the Member's capital account balance to fall below this required minimum, the Fund reserves the right to reduce the portion of the Units to be purchased from the Member so that the required minimum balance is maintained.

    Repurchases of Units by the Fund are subject to certain regulatory requirements imposed by SEC rules and the procedures applicable to repurchases of Units as described above may be amended by the Fund in order to comply with any regulatory requirements applicable to such repurchase procedures.

    The Fund may cancel an offer to repurchase Units (an "Offer"), amend the Offer or postpone the acceptance of tenders made pursuant to the Offer if: (a) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase Units tendered pursuant to the Offer; (b) there is, in the judgment of the Board of Managers any: (i) legal action or proceeding instituted or threatened challenging the Offer or otherwise materially adversely affecting the Fund; (ii) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by banks in the United States or the States of New York or Pennsylvania that is material to the Fund; (iii) limitation imposed by Federal or state authorities on the extension of credit by lending institutions;
(iv) suspension of trading on any organized exchange or over-the-counter market where the Fund has a material investment; (v) commencement of war, significant increase in armed hostilities or other international or national calamity directly or indirectly involving the United States that is material to the Fund;
(vi) material decrease in the net asset value of the Fund from the net asset value of the Fund as of commencement of the Offer; or (vii) other event or condition that would have a material adverse effect on the Fund or its investors if Units tendered pursuant to the Offer were purchased; or (c) the Board of Managers determines that it is not in the best interest of the Fund to purchase Units pursuant to the Offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the Offer or to postpone acceptance of tenders pursuant to the Offer.

    The Fund is permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for Members. (SEE "Investment Practices and Related Risk Factors--Leverage.")

MANDATORY REDEMPTION BY THE FUND

    The Company Agreement provides that the Fund may redeem the Units of a Member or any person acquiring Units from or through a Member under certain circumstances, including if: ownership of the Units by the Member or other person will cause the Fund or the Adviser to be in violation of certain laws or any of the representations and warranties made by a Member in connection with the acquisition of the Units was not true when made or has ceased to be true.

TRANSFERS OF UNITS

    Except as otherwise described below, no person shall become a substituted Member without the consent of the Board of Managers, or the Adviser, which consent may be withheld for any reason in its sole discretion. Units held by Members may be transferred only: (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency, dissolution or adjudication of incompetency of a Member; or (ii) with the consent of the Board of Managers (which may be withheld in its sole discretion). Under certain circumstances, the Board of Managers has delegated to the Adviser authority to consent to transfers of Units. The Board of Managers has also delegated to the Adviser authority to admit Members. The Board of Managers, or the Adviser, generally will not consent to a transfer unless the following conditions are met: (i) the proposed transfer is to be made on the last day of a fiscal quarter; and (ii) the transfer is (x) one in which the tax basis of the Units in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Member, (y) to members of the transferring Member's immediate family (E.G., brothers, sisters, spouse, parents and children), or (z) a distribution from a qualified retirement plan or an individual retirement account, unless the Fund consults with counsel to the Fund and such counsel confirms that the transfer will not cause the Fund to be treated as a "publicly traded partnership" taxable as a corporation. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board of Managers, or the Adviser, that the proposed transferee meets any requirements imposed by the Fund with respect to investor eligibility and suitability and must be accompanied by a properly completed investor certification. The Board of Managers, or the Adviser, may not consent to a transfer of Units by a Member unless such transfer is to a single transferee or after the transfer of a portion of the Units, the balance of the capital account of each of the transferee and transferor is not less than $100,000. A Member who transfers Units may be charged reasonable expenses, including attorneys' and accountants' fees, incurred by the Fund in connection with the transfer.

    Any transferee that acquires Units in the Fund by operation of law as the result of the death, divorce, dissolution, bankruptcy, insolvency or adjudication of incompetency of a Member or otherwise, shall be entitled to the allocations and distributions allocable to the Units so acquired, to transfer the Units in accordance with the terms of the Company Agreement and to tender the Units for repurchase by the Fund, but shall not be entitled to the other rights of a Member unless and until the transferee becomes a substituted Member as provided in the Company Agreement. If a Member transfers Units with the approval of the Board of Managers, or the Adviser, the Fund shall promptly take all necessary actions so that each transferee or successor to whom the Units are transferred is admitted to the Fund as a Member.

    By purchasing Units, each Member agrees to indemnify and hold harmless the Fund, the Board of Managers, the Adviser, each other Member and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that Member in violation of these provisions or any misrepresentation made by that Member in connection with any such transfer.

                                   TAX ASPECTS

    The following is a summary of certain aspects of the income taxation of the Fund and its Members which should be considered by a prospective Member. The Fund has not sought a ruling from the Internal Revenue Service (the "Service") or any other Federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any Federal tax issues other than the characterization of the Fund as a partnership for Federal tax purposes.

    This summary of certain aspects of the Federal income tax treatment of the Fund is based upon the Code, judicial decisions, Treasury Regulations (the "Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws, such as insurance companies.

    EACH  PROSPECTIVE  MEMBER  SHOULD  CONSULT WITH ITS OWN TAX ADVISER IN ORDER
FULLY  TO  UNDERSTAND  THE  FEDERAL,   STATE,   LOCAL  AND  FOREIGN  INCOME  TAX
CONSEQUENCES OF AN INVESTMENT IN THE FUND.

    In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of the Prospectus regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans. Each prospective tax-exempt Member is urged to consult its own counsel regarding the acquisition of Units.

TAX TREATMENT OF FUND OPERATIONS

    CLASSIFICATION OF THE FUND. The Fund will receive an opinion of Schulte Roth & Zabel LLP, counsel to the Fund, that under the provisions of the Code and the Regulations, as in effect on the date of the opinion, as well as under the relevant authority interpreting the Code and the Regulations, and based upon certain representations of the Board of Managers, the Fund will be classified as a partnership for Federal tax purposes and not as an association taxable as a corporation.

    Under Section 7704 of the Code, "publicly traded partnerships" are generally treated as corporations for Federal tax purposes. A publicly traded partnership is any partnership the interests in which are traded on an established securities market or which are readily tradable on a secondary market (or the substantial equivalent thereof). Units in the Fund will not be traded on an established securities market. Regulations concerning the classification of partnerships as publicly traded partnerships (the "Section 7704 Regulations") provide certain safe harbors under which interests in a partnership will not be considered readily tradable on a secondary market (or the substantial equivalent thereof). The Fund may not be eligible for any of those safe harbors. In particular, it will not qualify under the private placement safe harbor set forth in the Section 7704 Regulations if the Fund has more than 100 Members.

    The Section 7704 Regulations specifically provide that the fact that a partnership does not qualify for the safe harbors is disregarded for purposes of determining whether interests in a partnership are readily tradable on a secondary market (or the substantial equivalent thereof). Rather, in this event the partnership's status is examined under a general facts and circumstances test. Schulte Roth & Zabel LLP also will render its opinion that, under this "facts and circumstances" test, and based upon the anticipated operations of the Fund as well as the legislative history to Section 7704, the text of the Section 7704 Regulations and certain representations of the Board of Managers, the Units in the Fund will not be readily tradable on a secondary market (or the substantial equivalent thereof) and, therefore, that the Fund will not be treated as a publicly traded partnership taxable as a corporation.

    Neither of the opinions of counsel described above, however, is binding on the Service or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for Federal tax purposes (as a result of a successful challenge to such opinions by the Service, changes in the Code, the Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise), the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain redemptions of Units, would be treated as dividend income when received by the Members to the extent of the current or accumulated earnings and profits of the Fund; and Members would not be entitled to report profits or losses realized by the Fund.

    UNLESS OTHERWISE INDICATED, REFERENCES IN THE FOLLOWING DISCUSSION OF THE TAX CONSEQUENCES OF FUND INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS, INCLUDE THE DIRECT INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS OF THE FUND, AND THOSE INDIRECTLY

ATTRIBUTABLE TO THE FUND AS A RESULT OF IT BEING A DIRECT OR INDIRECT INVESTOR IN A PORTFOLIO FUND OR A PORTFOLIO ACCOUNT THAT IS TREATED AS A PARTNERSHIP FOR FEDERAL INCOME TAX PURPOSES (A "PORTFOLIO PARTNERSHIP").

    The Master Fund intends to operate as a partnership for Federal tax purposes and not as an entity taxable as a corporation. Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss, include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being a member of the Master Fund.

    As a partnership, the Fund is not itself subject to Federal income tax. The Fund files an annual partnership information return with the Service which reports the results of operations. Each Member is required to report separately on its income tax return its distributive share of the Fund's net long-term capital gain or loss, net short-term capital gain or loss and all other items of ordinary income or loss. Each Member is taxed on its distributive share of the Fund's taxable income and gain regardless of whether it has received or will receive a distribution from the Fund.

    ALLOCATION OF PROFITS AND LOSSES. Under the Company Agreement, the Fund's net capital appreciation or net capital depreciation for each accounting period is allocated among the Members and to their capital accounts without regard to the amount of income or loss actually recognized by the Fund for Federal income tax purposes. The Company Agreement provides that items of income, deduction, gain, loss or credit actually recognized by the Fund for each fiscal year generally are to be allocated for income tax purposes among the Members pursuant to the principles of Regulations issued under Sections 704(b) and 704(c) of the Code, based upon amounts of the Fund's net capital appreciation or net capital depreciation allocated to each Member's capital account for the current and prior fiscal years. There can be no assurance however, that the particular methodology of allocations used by the Fund will be accepted by the Service. If such allocations are successfully challenged by the Service, the allocation of the Fund's tax items among the Members may be affected.

    Under the Company Agreement, the Board of Managers has the discretion to allocate specially an amount of the Fund's ordinary income and/or capital gain (including short-term capital gain) and deductions, ordinary loss and/or capital loss (including long-term capital loss) for Federal income tax purposes to a withdrawing Member to the extent that the Member's capital account exceeds, or is less than, as the case may be, its Federal income tax basis in its Units. There can be no assurance that, if the Board of Managers makes any such special allocations, the Service will accept such allocations. If such allocations are successfully challenged by the Service, the Fund's tax items allocable to the remaining Members would be affected.

    TAX ELECTIONS; RETURNS; TAX AUDITS. The Code generally provides for optional adjustments to the basis of partnership property upon distributions of partnership property to a partner and transfers of partnership interests (including by reason of death) provided that a partnership election has been made pursuant to Section 754. Under the Company Agreement, the Board of Managers, in its sole discretion, may cause the Fund to make such an election. Any such election, once made, cannot be revoked without the Service's consent. The actual effect of any such election may depend upon whether the Master Fund and any Portfolio Partnership also makes such an election. As a result of the complexity and added expense of the tax accounting required to implement such an election, the Board of Managers presently does not intend to make such election.

    The Board of Managers decides how to report the partnership items on the Fund's tax returns. In certain cases, the Fund may be required to file a statement with the Service disclosing one or more positions taken on its tax return, generally where the tax law is uncertain or a position lacks clear authority. All Members are required under the Code to treat the partnership items consistently on their own returns, unless they file a statement with the Service disclosing the inconsistency. Given the uncertainty and complexity of the tax laws, it is possible that the Service may not agree with the manner in which the Fund's items have been reported. In the event the income tax returns of the Fund are audited by the Service, the tax treatment of the Fund's income and deductions generally is determined at the limited liability company level in a single proceeding rather than by individual audits of the Members. A Member chosen by the Board of Managers, designated as the "Tax Matters Partner," has considerable authority to make decisions affecting the tax treatment and procedural rights of all Members. In addition, the Tax Matters Partner has the authority to bind certain Members to settlement agreements and the right on behalf of all Members to extend the statute of limitations relating to the Members' tax liabilities with respect to Fund items.

    MANDATORY BASIS ADJUSTMENTS. The Fund and the Master Fund are generally required to adjust their tax basis in their assets in respect of all Members in cases of partnership distributions that result in a "substantial basis reduction" (I.E., in excess of $250,000) in respect of the relevant partnership's property. The Fund and the Master Fund are also required to adjust their tax basis in their assets in respect of a transferee, in the case of a sale or exchange of an interest, or a transfer upon death, when there exists a "substantial built-in loss" (I.E., in excess of $250,000) in respect of partnership property immediately after the transfer. For this reason, the Fund will require (i) a Member who receives a distribution from the Fund in connection with a complete withdrawal, (ii) a transferee of Units (including a transferee in case of death) and (iii) any other Member in appropriate circumstances to provide the Fund with information regarding its adjusted tax basis in its Units.

TAX CONSEQUENCES TO A WITHDRAWING MEMBER

    A Member receiving a cash liquidating distribution from the Fund, in connection with a complete withdrawal from the Fund, generally will recognize capital gain or loss to the extent of the difference between the proceeds received by such Member and such Member's adjusted tax basis in its Units. Such capital gain or loss will be short-term, long-term, or some combination of both, depending upon the timing of the Member's contributions to the Fund. However, a withdrawing Member will recognize ordinary income to the extent such Member's allocable share of the Fund's "unrealized receivables" exceeds the Member's basis in such unrealized receivables (as determined pursuant to the Regulations). For these purposes, accrued but untaxed market discount, if any, on securities held by the Fund will be treated as an unrealized receivable, with respect to which a withdrawing Member would recognize ordinary income. A Member receiving a cash nonliquidating distribution will recognize income in a similar manner only to the extent that the amount of the distribution exceeds such Member's adjusted tax basis in its Units.

    As discussed above, the Company Agreement provides that the Board of Managers may specially allocate items of Fund ordinary income and/or capital gain (including short-term capital gain) and deductions, ordinary loss and/or capital loss (including long-term capital loss) to a withdrawing Member to the extent its capital account would otherwise exceed or be less than, as the case may be, its adjusted tax basis in its Units. Such a special allocation of income or gain may result in the withdrawing Member recognizing ordinary income and/or capital gain, which may include short-term capital gain, in the Member's last taxable year in the Fund, thereby reducing the amount of long-term capital gain recognized during the tax year in which it receives its liquidating distribution upon withdrawal. Such a special allocation of deduction or loss may result in the withdrawing Member recognizing ordinary loss and/or capital loss, which may include long-term capital loss, in the Member's last taxable year in the Fund, thereby reducing the amount of short-term capital loss recognized during the tax year in which it receives its liquidating distribution upon withdrawal.

    DISTRIBUTIONS OF PROPERTY. A partner's receipt of a distribution of property from a partnership is generally not taxable. However, under Section 731 of the Code, a distribution consisting of marketable securities generally is treated as a distribution of cash (rather than property) unless the distributing partnership is an "investment partnership" within the meaning of Section 731(c)(3)(C)(i) and the recipient is an "eligible partner" within the meaning of
Section 731(c)(3)(C)(iii). The Fund will determine at the appropriate time whether it qualifies as an "investment partnership." Assuming it so qualifies, if a Member is an "eligible partner," which term should include a Member whose contributions to the Fund consisted solely of cash, the rule treating a distribution of property as a distribution of cash would not apply.

TAX TREATMENT OF FUND INVESTMENTS

    IN GENERAL. The Master Fund expects to act as a trader or investor, and not as a dealer, with respect to its securities transactions. A trader and an investor are persons who buy and sell securities for their own accounts. A dealer, on the other hand, is a person who purchases securities for resale to customers rather than for investment or speculation.

    Generally, the gains and losses realized by a trader or an investor on the sale of securities are capital gains and losses. Capital gains and losses recognized by the Fund may be long-term or short-term depending, in general, upon the length of time the Fund maintains a particular investment position and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to Section 1256 Contracts (defined below) may serve to alter the treatment of the Fund's securities positions.(2)

    The Fund may also realize ordinary income and losses with respect to its transactions. The Fund may hold debt obligations with "original issue discount." In such case the Fund would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. In addition, certain derivative transactions entered into by the Fund may also give rise to current income even though there has been no corresponding cash distribution to the Fund.

-------------------------
(2) Generally, in the absence of Regulations requiring it, the Fund will not treat positions held through different investment advisory agreements or Portfolio Partnerships as offsetting positions for purposes of the straddle rules.

    The maximum ordinary income tax rate for individuals is 35%(3) and, in general, the maximum individual income tax rate for "Qualified Dividends"(4) and long-term capital gains is 15%(5) (unless the taxpayer elects to be taxed at ordinary rates -- SEE "Limitation on Deductibility of Interest and Short Sale Expenses" below), although in all cases the actual rates may be higher due to the phase out of certain tax deductions, exemptions and credits. The excess of capital losses over capital gains may be offset against the ordinary income of an individual taxpayer, subject to an annual deduction limitation of $3,000. Capital losses of an individual taxpayer may generally be carried forward to succeeding tax years to offset capital gains and then ordinary income (subject to the $3,000 annual limitation). For corporate taxpayers, the maximum income tax rate is 35%. Capital losses of a corporate taxpayer may be offset only against capital gains, but unused capital losses may be carried back three years (subject to certain limitations) and carried forward five years.

    INVESTMENTS IN REGULATED INVESTMENT COMPANIES. The Fund may invest in certain entities which qualify as regulated investment companies ("RICs") under Subchapter M of the Code. In order to qualify as a regulated investment company, a RIC must, among other things, timely distribute its investment company taxable income and any net realized capital gains. Investment company taxable income includes net investment income and net realized short-term gains (if any). In general, a RIC is not subject to Federal income tax, although the RIC may be subject to a 4% nondeductible excise tax if it does not meet certain distribution requirements by the end of each calendar year. If the Fund is a shareholder of a RIC on the record date for a distribution, the Members will take into account their share of the income distributed by the RIC, whether such distribution is in cash or in kind. Dividends paid by a RIC from investment company taxable income generally will be taxed to the Members as ordinary income. However, a dividend paid by a RIC designated as a Qualified Dividend, which may not exceed the Qualified Dividend received by the RIC, is taxed at the beneficial rates applicable to Qualified Dividends, provided that certain holding period requirements are met by the Fund with respect to its investment in the RIC. Generally, distributions of the excess of a RIC's net long-term capital gain over net short-term capital loss will be taxable to the Members as long-term capital gain, regardless of the length of time the shares of a RIC have been held by the Fund. Distributions of a RIC's short-term capital gains are taxable to the Members as ordinary income. Distributions by a RIC result in a reduction in the net asset value of the RIC's shares. Should a distribution reduce the net asset value below the Fund's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to the Members, even though, from an investment standpoint, it may constitute a return of capital.

    SECTION 1256 CONTRACTS. In the case of Section 1256 Contracts, the Code generally applies a "mark-to-market" system of taxing unrealized gains and losses on such contracts and otherwise provides for special rules of taxation. A
Section 1256 Contract includes certain regulated futures contracts and certain other contracts. Under these rules, Section 1256 Contracts held by the Fund at the end of each taxable year of the Fund are treated for Federal income tax purposes as if they were sold by the Fund for their fair market value on the last business day of such taxable year. The net gain or loss, if any, resulting from such deemed sales (known as "marking to market"), together with any gain or loss resulting from actual sales of Section 1256 Contracts, must be taken into account by the Fund in computing its taxable income for such year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark-to-market" rules.

    With certain exceptions, capital gains and losses from such Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% thereof and as long-term capital gains or losses to the extent of 60% thereof. If an individual taxpayer incurs a net capital loss for a year, the portion thereof, if any, which consists of a net loss on Section 1256 Contracts may, at the election of the taxpayer, be carried back three years. Losses so carried back may be deducted only against net capital gain to the extent that such gain includes gains on Section 1256 Contracts. A Section 1256 Contract does not include any "securities futures contract" or any option on such a contract, other than a "dealer securities futures contract." (SEE "Certain Securities Futures Contracts.")


-------------------------
(3) This rate is scheduled to increase to 39.6% in 2011.

(4) A "Qualified Dividend" is generally a dividend from certain domestic corporations, and from certain foreign corporations that are either eligible for the benefits of a comprehensive income tax treaty with the United States or are readily tradable on an established securities market in the United States. Shares must be held for certain holding periods in order for a dividend thereon to be a Qualified Dividend.

(5) The maximum individual long-term capital gains tax rate is 20% for sales or exchanges on or after January 1, 2011. The 15% maximum individual tax rate on Qualified Dividends is scheduled to expire on December 31, 2010.

    CERTAIN SECURITIES FUTURES CONTRACTS. Generally, a securities futures contract is a contract of sale for future delivery of a single security or a narrow-based security index. Any gain or loss from the sale or exchange of a securities futures contract (other than a "dealer securities futures contract") is treated as gain or loss from the sale or exchange of property that has the same character as the property to which the contract relates has (or would have) in the hands of the taxpayer. If the underlying security would be a capital asset in the taxpayer's hands, then gain or loss from the sale or exchange of the securities futures contract would be capital gain or loss. Capital gain or loss from the sale or exchange of a securities futures contract to sell property (i.e., the short side of a securities futures contract) generally will be short term capital gain or loss.

    A "dealer securities futures contract" is treated as a Section 1256 Contract. A "dealer securities futures contract" is a securities futures contract, or an option to enter into such a contract, that: (i) is entered into by a dealer (or, in the case of an option, is purchased or granted by the dealer) in the normal course of its trade or business activity of dealing in the contracts; and (ii) is traded on a qualified board of trade or exchange.

    MIXED STRADDLE ELECTION. The Code allows a taxpayer to elect to offset gains and losses from positions which are part of a "mixed straddle." A "mixed straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts. Pursuant to Temporary Regulations, the Fund (and any Portfolio Partnership) may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the Temporary Regulations' mixed straddle account rules is not entirely clear. Therefore, there is no assurance that a mixed straddle account election by the Fund will be accepted by the Service.

    POSSIBLE "MARK-TO-MARKET" ELECTION. To the extent that a Portfolio Partnership is directly engaged in a trade or business as a trader in "securities," it may elect under Section 475 of the Code to "mark-to-market" the securities held in connection with such trade or business. Under such election, securities held by the Portfolio Partnership at the end of each taxable year will be treated as if they were sold by the Portfolio Partnership for their fair market value on the last day of such taxable year, and gains or losses recognized thereon will be treated as ordinary income or loss. Moreover, even if the Portfolio Partnership determines that its securities activities will constitute trading rather than investing, there can be no assurance that the Service will agree, in which case the Portfolio Partnership may not be able to mark-to-market its positions.

    SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

    Gain or loss on a short sale will generally not be realized until such time that the short sale is closed. However, if the Fund holds a short sale position with respect to stock, certain debt obligations or partnership interests that has appreciated in value and then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

    EFFECT OF STRADDLE RULES ON MEMBERS' SECURITIES POSITIONS. The Service may treat certain positions in securities held (directly or indirectly) by a Member and its indirect interest in similar securities held by the Fund as "straddles" for Federal income tax purposes. Investors should consult their tax advisors regarding the application of the "straddle" rules to their investment in the Fund.(6)

    LIMITATION ON DEDUCTIBILITY OF INTEREST AND SHORT SALE EXPENSES. For noncorporate taxpayers, Section 163(d) of the Code limits the deduction for "investment interest" (I.E., interest or short sale expenses for "indebtedness properly allocable to property held for investment"). Investment interest is not deductible in the current year to the extent that it exceeds the taxpayer's "net investment income," consisting of net gain and ordinary income derived from investments in the current year less certain directly connected expenses (other than interest or short sale expenses). For this purpose, Qualified Dividends and long-term capital gains are excluded from net investment income unless the taxpayer elects to pay tax on such amounts at ordinary income tax rates.

    For purposes of this provision, the Fund's activities (other than certain activities that are treated as "passive activities" under Section 469 of the
Code) will be treated as giving rise to investment income for a Member, and the investment

-------------------------
(6) The Fund will not generally be in a position to furnish to Members information regarding the securities positions of its Portfolio Partnerships which would permit a Member to determine whether its transactions in securities, which are also held by such Portfolio Partnerships, should be treated as offsetting positions for purposes of the straddle rules.

interest limitation would apply to a noncorporate Member's share of the interest and short sale expenses attributable to the Fund's operation. In such case, a noncorporate Member would be denied a deduction for all or part of that portion of its distributive share of the Fund's ordinary losses attributable to interest and short sale expenses unless it had sufficient investment income from all sources including the Fund. A Member that could not deduct losses currently as a result of the application of Section 163(d) would be entitled to carry forward such losses to future years, subject to the same limitation. The investment interest limitation would also apply to interest paid by a noncorporate Member on money borrowed to finance its investment in the Fund. Potential investors are advised to consult with their own tax advisers with respect to the application of the investment interest limitation in their particular tax situations.

    For each taxable year, Section 1277 of the Code limits the deduction of the portion of any interest expense on indebtedness incurred by a taxpayer to purchase or carry a security with market discount which exceeds the amount of interest (including original issue discount) includible in the taxpayer's gross income for such taxable year with respect to such security ("Net Interest Expense"). In any taxable year in which the taxpayer has Net Interest Expense with respect to a particular security, such Net Interest Expense is not deductible except to the extent that it exceeds the amount of market discount which accrued on the security during the portion of the taxable year during which the taxpayer held the security. Net Interest Expense which cannot be deducted in a particular taxable year under the rules described above can be carried forward and deducted in the year in which the taxpayer disposes of the security. Alternatively, at the taxpayer's election, such Net Interest Expense can be carried forward and deducted in a year prior to the disposition of the security, if any, in which the taxpayer has net interest income from the security.

    Section 1277 would apply to a Member's share of the Fund's Net Interest Expense attributable to a security held by the Fund with market discount. In such case, a Member would be denied a current deduction for all or part of that portion of its distributive share of the Fund's ordinary losses attributable to such Net Interest Expense and such losses would be carried forward to future years, in each case as described above. Although no guidance has been issued regarding the manner in which an election to deduct previously disallowed Net Interest Expense in a year prior to the year in which a bond is disposed of should be made, it appears that such an election would be made by the Fund rather than by the Member. Section 1277 would also apply to the portion of interest paid by a Member on money borrowed to finance its investment in the Fund to the extent such interest was allocable to securities held by the Fund with market discount.

    DEDUCTIBILITY OF FUND INVESTMENT EXPENDITURES AND CERTAIN OTHER EXPENDITURES. Investment expenses (E.G., investment advisory fees) of an individual, trust or estate are deductible only to the extent they exceed 2% of adjusted gross income. In addition, the Code further restricts the ability of an individual with an adjusted gross income in excess of a specified amount (for 2008, $159,950 or $79,975 for a married person filing a separate return) to deduct such investment expenses. Under such provision, there is a limitation on the deductibility of investment expenses in excess of 2% of adjusted gross income to the extent such excess expenses (along with certain other itemized deductions) exceed the lesser of (i) 3% of the excess of the individual's adjusted gross income over the specified amount or (ii) 80% of the amount of certain itemized deductions otherwise allowable for the taxable year.(7) Moreover, such investment expenses are miscellaneous itemized deductions which are not deductible by a noncorporate taxpayer in calculating its alternative minimum tax liability.

    Pursuant to a published ruling recently issued by the Service, these limitations on deductibility will apply to a noncorporate Member's share of the expenses of the Fund and the Master Fund, including the Management Fee, the Advisory Fee, the Member Servicing Fee, to the extent such expenses are allocable to the Fund's or the Master Fund's investments in Portfolio Partnerships or to any other investment activity of the Fund and the Master Fund. These limitations will also apply to a noncorporate Member's share of the investment expenses of any Portfolio Partnership (including any fee payable to a Portfolio Manager and payments made on certain derivative instruments entered into by such Portfolio Partnership), to the extent such Portfolio Partnership is not in a trade or business within the meaning of the Code.

    The consequences of these limitations will vary depending upon the particular tax situation of each taxpayer. Accordingly, noncorporate Members should consult their tax advisers with respect to the application of these limitations. Recently enacted legislation extends the period of time over which the Fund may elect to deduct organizational expenses for tax purposes from a period of at least 60 months to a fixed period of 180 months.

    A Member will not be allowed to deduct syndication expenses attributable to the acquisition of Units, including sales loads, paid by such Member or the Fund. Any such amounts will be included in the Member's adjusted tax basis for its Units. To the extent that any portion of the Member Servicing Fee is treated as a selling expense, such portion would be subject to the same treatment.

--------------------------
(7) Under recently enacted legislation, the latter limitation on itemized deductions has been reduced starting in calendar year 2006, has been further reduced starting in 2008, and will be completely eliminated in 2010. However, this legislation contains a "sunset" provision that will result in the limitation on itemized deductions being restored in 2011.

    APPLICATION OF RULES FOR INCOME AND LOSSES FROM PASSIVE ACTIVITIES. The Code restricts the deductibility of losses from a "passive activity" against certain income which is not derived from a passive activity. This restriction applies to individuals, personal service corporations and certain closely held corporations. Pursuant to Temporary Regulations issued by the Treasury Department, income or loss from the Fund's securities investment and trading activity generally will not constitute income or loss from a passive activity. Therefore, passive losses from other sources generally could not be deducted against a Member's share of such income and gain from the Fund. Income or loss attributable to certain activities of the Fund, including investments in partnerships engaged in certain trades or businesses, certain private claims or certain fundings of reorganization plans may constitute passive activity income or loss.

    APPLICATION OF BASIS AND "AT RISK" LIMITATIONS ON DEDUCTIONS. The amount of any loss of the Fund that a Member is entitled to include in its income tax return is limited to its adjusted tax basis in its Units as of the end of the Fund's taxable year in which such loss occurred. Generally, a Member's adjusted tax basis for its Units is equal to the amount paid for such Units, increased by the sum of: (i) its share of the Fund's liabilities, as determined for Federal income tax purposes; and (ii) its distributive share of the Fund's realized income and gains, and decreased (but not below zero) by the sum of: (i) distributions (including decreases in its share of Fund liabilities) made by the Fund to such Member; and (ii) such Member's distributive share of the Fund's realized losses and expenses.

    Similarly, a Member that is subject to the "at risk" limitations (generally, non-corporate taxpayers and closely held corporations) may not deduct losses of the Fund to the extent that they exceed the amount such Member has "at risk" with respect to its Units at the end of the year. The amount that a Member has "at risk" will generally be the same as its adjusted basis as described above, except that it will generally not include any amount attributable to liabilities of the Fund or any amount borrowed by the Member on a non-recourse basis.

    Losses denied under the basis or "at risk" limitations are suspended and may be carried forward in subsequent taxable years, subject to these and other applicable limitations.

    "PHANTOM INCOME" FROM FUND INVESTMENTS. Pursuant to various "anti-deferral" provisions of the Code (the "Subpart F" and "passive foreign investment company" provisions), investments (if any) by the Fund in certain foreign corporations may cause a Member to: (i) recognize taxable income prior to the Fund's receipt of distributable proceeds; (ii) pay an interest charge on receipts that are deemed as having been deferred; or (iii) recognize ordinary income that, but for the "anti-deferral" provisions, would have been treated as long-term or short-term capital gain.

FOREIGN TAXES

    It is possible that certain dividends and interest directly or indirectly received by the Fund, a Portfolio Fund or a Portfolio Account from sources within foreign countries will be subject to withholding taxes imposed by such countries. In addition, the Fund, the Master Fund, a Portfolio Fund or a Portfolio Account may also be subject to capital gains taxes in some of the foreign countries where they purchase and sell securities. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to predict in advance the rate of foreign tax the Fund will directly or indirectly pay since the amount of the Fund's assets to be invested in various countries is not known.

    The Members will be informed by the Fund as to their proportionate share of the foreign taxes paid by the Fund, the Master Fund or a Portfolio Partnership, which they will be required to include in their income. The Members generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such foreign taxes in computing their Federal income taxes. A Member that is tax-exempt will not ordinarily benefit from such credit or deduction.

UNRELATED BUSINESS TAXABLE INCOME

    Generally, an exempt organization is exempt from Federal income tax on its passive investment income, such as dividends, interest and capital gains, whether realized by the organization directly or indirectly through a partnership in which it is a partner.(8) This type of income is exempt even if it is realized from securities trading activity which constitutes a trade or business.


-------------------------
(8) With certain exceptions, tax-exempt organizations which are private foundations are subject to a 2% Federal excise tax on their "net investment income." The rate of the excise tax for any taxable year may be reduced to 1% if the private foundation meets certain distribution requirements for the taxable year. A private foundation will be required to make payments of estimated tax with respect to this excise tax.

    This general exemption from tax does not apply to the "unrelated business taxable income" ("UBTI") of an exempt organization. Generally, except as noted above with respect to certain categories of exempt trading activity, UBTI includes income or gain derived (either directly or through partnerships) from a trade or business, the conduct of which is substantially unrelated to the exercise or performance of the organization's exempt purpose or function. UBTI also includes "unrelated debt-financed income," which generally consists of: (i) income derived by an exempt organization (directly or through a partnership) from income-producing property with respect to which there is "acquisition indebtedness" at any time during the taxable year; and (ii) gains derived by an exempt organization (directly or through a partnership) from the disposition of property with respect to which there is "acquisition indebtedness" at any time during the twelve-month period ending with the date of such disposition. With respect to its investments in partnerships engaged in a trade or business, in certain private claims or in certain fundings of reorganization plans, the Fund's income (or loss) from these investments may constitute UBTI.

    The Fund may incur "acquisition indebtedness" with respect to certain of its transactions, such as the purchase of securities on margin. Based upon a published ruling issued by the Service which generally holds that income and gain with respect to short sales of publicly traded stock does not constitute income from debt financed property for purposes of computing UBTI, the Fund will treat its short sales of securities as not involving "acquisition indebtedness" and therefore not resulting in UBTI.(9) To the extent the Fund recognizes income (I.E., dividends and interest) from securities with respect to which there is "acquisition indebtedness" during a taxable year, the percentage of such income which will be treated as UBTI generally will be based on the percentage which the "average acquisition indebtedness" incurred with respect to such securities is of the "average amount of the adjusted basis" of such securities during the taxable year.

    To the extent the Fund recognizes gain from securities with respect to which there is "acquisition indebtedness" at any time during the twelve-month period ending with the date of their disposition, the percentage of such gain which will be treated as UBTI will be based on the percentage which the highest amount of such "acquisition indebtedness" is of the "average amount of the adjusted basis" of such securities during the taxable year. In determining the unrelated debt-financed income of the Fund, an allocable portion of deductions directly connected with the Fund's debt-financed property is taken into account. Thus, for instance, a percentage of losses from debt-financed securities (based on the debt/basis percentage calculation described above) would offset gains treated as UBTI.

    Since the calculation of the Fund's "unrelated debt-financed income" is complex and will depend in large part on the amount of leverage, if any, used by the Fund from time to time,(10) it is impossible to predict what percentage of the Fund's income and gains will be treated as UBTI for a Member which is an exempt organization. An exempt organization's share of the income or gains of the Fund which is treated as UBTI may not be offset by losses of the exempt organization either from the Fund or otherwise, unless such losses are treated as attributable to an unrelated trade or business (E.G., losses from securities for which there is acquisition indebtedness).

    To the extent that the Fund generates UBTI, the applicable Federal tax rate for such a Member generally would be either the corporate or trust tax rate depending upon the nature of the particular exempt organization. An exempt organization may be required to support, to the satisfaction of the Service, the method used to calculate its UBTI. The Fund will be required to report to a Member which is an exempt organization information as to the portion, if any, of its income and gains from the Fund for each year which will be treated as UBTI. The calculation of such amount with respect to transactions entered into by the Fund is highly complex, and there is no assurance that the Fund's calculation of UBTI will be accepted by the Service.

    In general, if UBTI is allocated to an exempt organization such as a qualified retirement plan or a private foundation, the portion of the Fund's income and gains which is not treated as UBTI will continue to be exempt from tax, as will the organization's income and gains from other investments which are not treated as UBTI. Therefore, the possibility of realizing UBTI from its investment in the Fund generally should not affect the tax-exempt status of such an exempt organization.(11) In addition, a charitable remainder trust will be subject to a 100% excise tax on any UBTI under Section

------------------------
(9)  Moreover,   income  realized  from  option  writing  and  futures  contract transactions generally would not constitute UBTI.

(10) The calculation of a particular exempt organization's UBTI would also be affected if it incurs indebtedness to finance its investment in the Fund. An exempt organization is required to make estimated tax payments with respect to its UBTI.

(11) Certain exempt organizations which realize UBTI in a taxable year will not constitute "qualified organizations" for purposes of Section 514(c)(9)(B)(vi)(I) of the Code, pursuant to which, in limited circumstances, income from certain real estate partnerships in which such organizations invest might be treated as exempt from UBTI. A prospective tax-exempt Member should consult its tax adviser in this regard.

664(c) of the Code. A title-holding company will not be exempt from tax if it has certain types of UBTI. Moreover, the charitable contribution deduction for a trust under Section 642(c) of the Code may be limited for any year in which the trust has UBTI. A prospective investor should consult its tax adviser with respect to the tax consequences of receiving UBTI from the Fund. (SEE "ERISA Considerations.")

CERTAIN ISSUES PERTAINING TO SPECIFIC EXEMPT ORGANIZATIONS

    PRIVATE FOUNDATIONS. Private foundations and their managers are subject to excise taxes if they invest "any amount in such a manner as to jeopardize the carrying out of any of the foundation's exempt purposes." This rule requires a foundation manager, in making an investment, to exercise "ordinary business care and prudence" under the facts and circumstances prevailing at the time of making the investment, in providing for the short-term and long-term needs of the foundation to carry out its exempt purposes. The factors which a foundation manager may take into account in assessing an investment include the expected rate of return (both income and capital appreciation), the risks of rising and falling price levels, and the need for diversification within the foundation's portfolio.

    In order to avoid the imposition of an excise tax, a private foundation may be required to distribute on an annual basis its "distributable amount," which includes, among other things, the private foundation's "minimum investment return," defined as 5% of the excess of the fair market value of its nonfunctionally related assets (assets not used or held for use in carrying out the foundation's exempt purposes), over certain indebtedness incurred by the foundation in connection with such assets. It appears that a foundation's investment in the Fund would most probably be classified as a nonfunctionally related asset. A determination that an interest in the Fund is a nonfunctionally related asset could conceivably cause cash flow problems for a prospective Member which is a private foundation. Such an organization could be required to make distributions in an amount determined by reference to unrealized appreciation in the value of its interest in the Fund. Of course, this factor would create less of a problem to the extent that the value of the investment in the Fund is not significant in relation to the value of other assets held by a foundation.

    In some instances, an investment in the Fund by a private foundation may be prohibited by the "excess business holdings" provisions of the Code. For example, if a private foundation (either directly or together with a "disqualified person") acquires more than 20% of the capital interest or profits interest of the Fund, the private foundation may be considered to have "excess business holdings." If this occurs, such foundation may be required to divest itself of its interest in the Fund in order to avoid the imposition of an excise tax. However, the excise tax will not apply if at least 95% of the gross income from the Fund is "passive" within the applicable provisions of the Code and Regulations. There can be no assurance that the Fund will meet such 95% gross income test.

    A substantial percentage of investments of certain "private operating foundations" may be restricted to assets directly devoted to their tax-exempt purposes. Otherwise, generally, rules similar to those discussed above govern their operations.

    QUALIFIED RETIREMENT PLANS. Employee benefit plans subject to the provisions of ERISA, Individual Retirement Accounts and Keogh Plans should consult their counsel as to the implications of such an investment under ERISA. (SEE "ERISA Considerations.")

    ENDOWMENT FUNDS. Investment managers of endowment funds should consider whether the acquisition of Units is legally permissible. This is not a matter of Federal law, but is determined under state statutes. It should be noted, however, that under the Uniform Management of Institutional Funds Act, which has been adopted, in various forms, by a large number of states, participation in investment partnerships or similar organizations in which funds are commingled and investment determinations are made by persons other than the governing board of the endowment fund is allowed.

    EXCISE TAX ON CERTAIN REPORTABLE TRANSACTIONS. A tax-exempt entity (including a state or local government or its political subdivision) may be subject to an excise tax equal to the greater of (i) one hundred percent (100%) of the net income or (ii) seventy five percent (75%) of the proceeds, attributable to certain "reportable transactions," including "listed transactions," in which it participates. Under recently issued Treasury guidance, these rules should not apply to a tax-exempt investor's Interest if such investor's tax-exempt status does not facilitate the Fund's participation, if any, in such transactions, unless otherwise provided in future guidance. Tax-exempt investors should discuss with their own advisors the applicability of these rules to their investment in the Fund. (SEE "Tax Shelter Reporting Requirements" below.)

TAX SHELTER REPORTING REQUIREMENTS

    The Regulations require the Fund to complete and file Form 8886 ("Reportable Transaction Disclosure Statement") with its tax return for any taxable year in which the Fund participates in a "reportable transaction." Additionally, each Member treated as participating in a reportable transaction of the Fund is required to file Form 8886 with its tax return (or, in certain cases, within 60 days of the return's due date). Under certain circumstances, the Service may designate a transaction as a reportable transaction after the close of the year in which the Fund or a Member participated in the transaction, in which case the Fund and/or such Member may have to file Form 8886 with respect to that transaction 90 days after the Service makes the designation. The Fund and any such Member, respectively, must also submit a copy of the completed form with the Service's Office of Tax Shelter Analysis. The Fund intends to notify the Members that it believes (based on information available to the Fund) are required to report a transaction of the Fund or a Portfolio Partnership, and intends to provide such Members with any available information needed to complete and submit Form 8886 with respect to the transactions of the Fund and the Portfolio Partnerships. In certain situations, there may also be a requirement that a list be maintained of persons participating in such reportable transactions, which could be made available to the Service at its request.

    A Member's recognition of a loss upon its disposition of Units in the Fund could also constitute a "reportable transaction" for such Member requiring such Member to file Form 8886.

    A significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. The penalty is generally $10,000 for natural persons and $50,000 for other persons (increased to $100,000 and $200,000, respectively, if the reportable transaction is a "listed" transaction). Investors should consult with their own advisors concerning the application of these reporting obligations to their specific situations.

STATE AND LOCAL TAXATION

    In addition to the Federal income tax consequences described above, prospective investors should consider potential state and local tax consequences of an investment in the Fund. State and local tax laws differ in the treatment of limited liability companies such as the Fund. A few jurisdictions may impose entity level taxes on a limited liability company if it is found to have sufficient contact with that jurisdiction. Such taxes are frequently based on the income and capital of the entity that is allocated to the jurisdiction. Although there can be no assurance, except as noted below, the Fund intends to conduct its activities so that it will not be subject to entity level taxation by any state or local jurisdiction.

    State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A Member's distributive share of the taxable income or loss of the Fund generally will be required to be included in determining its reportable income for state and local tax purposes in the jurisdiction in which it is a resident. A partnership in which the Fund acquires an interest may conduct business in a jurisdiction which will subject to tax a Member's share of the partnership's income from that business and may cause Members to file tax returns in those jurisdictions. Prospective investors should consult their tax advisers with respect to the availability of a credit for such tax in the jurisdiction in which that Member is a resident.

    One or more states may impose reporting requirements on the Fund and/or its Members in a manner similar to that described above in "Tax Shelter Reporting Requirements." Investors should consult with their own advisors as to the applicability of such rules in jurisdictions which may require or impose a filing requirement.

    The Fund, which is treated as a partnership for New York State and New York City income tax purposes, should not be subject to the New York City unincorporated business tax, which is not imposed on a partnership which purchases and sells securities for its "own account." (This exemption may not be applicable to the extent a partnership in which the Fund invests conducts a business in New York City.) By reason of a similar "own account" exemption, it is also expected that a nonresident individual Member should not be subject to New York State personal income tax with respect to his share of income or gain realized directly by the Fund.

    Individual Members who are residents of New York State and New York City should be aware that the New York State and New York City personal income tax laws limit the deductibility of itemized deductions and interest expense for individual taxpayers at certain income levels. These limitations may apply to a Member's share of some or all of the Fund's and the Master Fund's expenses. Prospective Members are urged to consult their tax advisers with respect to the impact of these provisions and the Federal limitations on the deductibility of certain itemized deductions and investment expenses on their New York State and New York City tax liability.

    For purposes of the New York State corporate franchise tax and the New York City general corporation tax, a corporation generally is treated as doing business in New York State and New York City, respectively, and is subject to such corporate taxes as a result of the ownership of a partnership interest in a partnership which does business in New York State and New York City, respectively.(12) Each of the New York State and New York City corporate taxes are imposed, in

-------------------------
(12) New York State (but not New York City) generally exempts from corporate franchise tax a non-New York corporation which (i) does not actually or constructively own a 1% or greater limited partnership interest in a partnership doing business in New York and (ii) has a tax basis in such limited partnership interest not greater than $1 million.

part, on the corporation's taxable income or capital allocable to the relevant jurisdiction by application of the appropriate allocation percentages. Moreover, a non-New York corporation which does business in New York State may be subject to a New York State license fee. A corporation which is subject to New York State corporate franchise tax solely as a result of being a non-managing member in a New York partnership may, under certain circumstances, elect to compute its New York State corporate franchise tax by taking into account only its distributive share of such partnership's income and loss. There is currently no similar provision in effect for purposes of the New York City general corporation tax.

    Regulations under both the New York State corporate franchise tax and New York City general corporation tax, however, provide an exception to this general rule in the case of a "portfolio investment partnership," which is defined, generally, as a partnership which meets the gross income requirements of Section 851(b)(2) of the Code. New York State (but not New York City) has adopted regulations that also include income and gains from commodity transactions described in Section 864(b)(2)(B)(iii) as qualifying gross income for this purpose. The qualification of the Fund as a "portfolio investment partnership" with respect to its investments through Portfolio Partnerships must be determined on an annual basis and, with respect to a taxable year, the Fund and/or one or more Portfolio Partnerships may not qualify as portfolio investment partnerships. Therefore, a corporate non-managing member may be treated as doing business in New York State and New York City as a result of its interest in the Fund or its indirect interest in a nonqualifying Portfolio Partnership.

    New York State has enacted legislation that imposes a quarterly withholding obligation on certain partnerships with respect to partners that are individual non-New York residents or corporations (other than "S" corporations). Accordingly, the Fund may be required to withhold on the distributive shares of New York source partnership income allocable to such partners to the extent such income is not derived from trading in securities for the Fund's or a Portfolio Partnership's own account.

    A trust or other unincorporated organization which by reason of its purposes or activities is exempt from Federal income tax is also exempt from New York State and New York City personal income tax. A nonstock corporation which is exempt from Federal income tax is generally presumed to be exempt from New York State corporate franchise tax and New York City general corporation tax. New York State imposes a tax with respect to such exempt entities on UBTI (including unrelated debt-financed income) at a rate which is currently equal to the New York State corporate franchise tax rate (plus the corporate surtax). There is no New York City tax on the UBTI of an otherwise exempt entity.

    Each prospective Member should consult its tax adviser with regard to the New York State and New York City tax consequences of an investment in the Fund.

                              ERISA CONSIDERATIONS

    Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (an "ERISA Plan" and "ERISA," respectively), and persons who are fiduciaries with respect to an IRA or Keogh Plan, which is not subject to ERISA but is subject to the prohibited transaction rules of Section 4975 of the Code (together with ERISA Plans, "Benefit Plans") should consider, among other things, the matters described below before determining whether to invest in the Fund.

    ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in prohibited transactions and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan's purposes, an examination of the risk and return factors, the portfolio's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (SEE "Tax Aspects--Unrelated Business Taxable Income" and "--Certain Issues Pertaining to Specific Exempt Organizations") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with its fiduciary responsibilities and the DOL's regulations. For example, a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative for a particular ERISA Plan, and whether the assets of the ERISA Plan would be sufficiently diversified. If a fiduciary with respect to any such ERISA Plan breaches its or his responsibilities with regard to selecting an investment or an investment course of action, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

    Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund should not be considered to be "plan assets" of the ERISA Plans investing in the Fund for purposes of ERISA's fiduciary responsibility and prohibited transaction rules and the Code's prohibited transaction rules. Thus, none of the Adviser or its affiliates will be fiduciaries within the meaning of ERISA by reason of their authority with respect to the Fund.

    A Benefit Plan which proposes to invest in the Fund will be required to represent that it, and any fiduciaries responsible for such Plan's investments, are aware of and understand the Fund's investment objective, policies and strategies, that the decision to invest in the Fund was made with appropriate consideration of relevant investment factors with regard to the Benefit Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and/or the Code.

    Certain prospective Benefit Plan Members may currently maintain relationships with the Adviser and/or its affiliates. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA and Benefit Plan assets for the benefit of a party in interest and also prohibits (or penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. ERISA and Benefit Plan Members should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA and/or the Code. Fiduciaries of ERISA or Benefit Plan Members will be required to represent that the decision to invest in the Fund was made by them as fiduciaries that are independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decision and that they have not relied on any individualized advice or recommendation of such affiliated persons, as a primary basis for the decision to invest in the Fund.

    The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained in this prospectus is general and may be affected by future publication of regulations and rulings. Potential Benefit Plan Members should consult their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.

                      ADDITIONAL INFORMATION AND SUMMARY OF
                       LIMITED LIABILITY COMPANY AGREEMENT

    THE FOLLOWING IS A SUMMARY DESCRIPTION OF ADDITIONAL ITEMS AND OF SELECT PROVISIONS OF THE COMPANY AGREEMENT WHICH MAY NOT BE DESCRIBED ELSEWHERE IN THIS PROSPECTUS. THE DESCRIPTION OF SUCH ITEMS AND PROVISIONS IS NOT DEFINITIVE AND REFERENCE SHOULD BE made TO THE COMPLETE TEXT OF THE COMPANY AGREEMENT, WHICH IS ATTACHED HERETO AS APPENDIX A.

MEMBER UNITS

    Persons who purchase Units in the offering being made hereby will be Members. The Adviser and its affiliates may contribute capital to and maintain an investment in the Fund, and to that extent will be Members of the Fund.

LIABILITY OF MEMBERS

    Under Delaware law and the Company Agreement, each Member will be liable for the debts and obligations of the Fund only to the extent of any contributions to the capital of the Fund (plus any accretions in value thereto prior to withdrawal) and a Member, in the sole discretion of the Board of Managers, may be obligated: (i) to satisfy withholding tax obligations with respect to such Members; or (ii) to return to the Fund amounts distributed to the Member in accordance with the Company Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Fund exceed the fair market value of the Fund's assets.

LIABILITY OF MANAGERS

    The Company Agreement provides that a Manager shall not be liable to the Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Manager's services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Manager's office. The Company Agreement also contains provisions for the indemnification, to the extent permitted by law, of a Manager by the Fund (but not by the Members individually) against any liability and expense to which the Manager may be liable which arise in connection with the performance of the Manager's activities on behalf of the Fund. Managers shall not be personally liable to any Member for the repayment of any positive balance in the Member's capital account or for contributions by the Member to the capital of the Fund or by reason of any change in the Federal or state income tax laws applicable to the Fund or its investors. The rights of indemnification and exculpation provided under the Company Agreement shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Company Agreement to the fullest extent permitted by law.

AMENDMENT OF THE COMPANY AGREEMENT

    The Company Agreement may generally be amended, in whole or in part, with the approval of the Board of Managers (including the vote of a majority of the Independent Managers, if required by the 1940 Act) and without the approval of the Members unless the approval of Members is required by the 1940 Act. However, certain amendments to the Company Agreement involving capital accounts and allocations thereto may not be made without the written consent of any Member adversely affected thereby or unless each Member has received written notice of the amendment and any Member objecting to the amendment has been allowed a reasonable opportunity (pursuant to any procedures as may be prescribed by the Board of Managers) to tender all of its Units for repurchase by the Fund.

POWER-OF-ATTORNEY

    By purchasing Units, each Member will appoint each of the Managers his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and maintenance of the Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Fund or the Company Agreement and conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

    The power-of-attorney granted as part of each Member's investor certification is a special power-of-attorney and is coupled with an interest in favor of the Board of Managers and as such shall be irrevocable and will continue in full force and effect notwithstanding the subsequent death or incapacity of any Member granting the power-of-attorney, and shall survive the delivery of a transfer by a Member of all or any portion of its Units, except that where the transferee thereof has been approved by the Board of Managers for admission to the Fund as a substitute Member, or upon the withdrawal of a Member from the Fund pursuant to a periodic tender or otherwise this power-of-attorney given by the transferor shall terminate.

                               REPORTS TO MEMBERS

    The Fund will furnish to Members as soon as practicable after the end of each taxable year such information as is necessary for them to complete their income tax or information returns, along with any other tax information required by law.

    THE FUND'S ABILITY TO PROVIDE FINAL SCHEDULES K-1 TO MEMBERS FOR ANY GIVEN TAX YEAR PRIOR TO APRIL 15 OF THE FOLLOWING YEAR WILL DEPEND UPON WHEN IT RECEIVES THE REQUISITE INFORMATION FROM PORTFOLIO FUNDS. (SEE "ADDITIONAL RISK FACTORS--SPECIAL RISKS OF MULTI-MANAGER STRUCTURE.") THE FUND WILL PROVIDE SCHEDULES K-1 AS SOON AS PRACTICABLE AFTER IT RECEIVES ALL NECESSARY INFORMATION. HOWEVER, DELAYS FREQUENTLY OCCUR. MEMBERS SHOULD THEREFORE BE PREPARED TO obtain EXTENSIONS OF THE FILING DATES FOR THEIR FEDERAL, STATE AND LOCAL INCOME TAX RETURNS. (SEE "ADDITIONAL RISK FACTORS--SPECIAL RISKS OF MULTI-MANAGER STRUCTURE.")

    The Fund will send Members an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act. Members also will be sent quarterly reports regarding the Fund's operations after the end of each quarter. Any Member may request from the Adviser an estimate, based on unaudited data, of the net asset value of the Fund as of the end of any calendar month.

     In addition, the Annual Reports of the Transferring Fund are also available to Members upon request. The financial statements of the Transferring Fund for the fiscal year ended March 31, 2008 are included in the Fund's Statement of Additional Information, dated [_______], 2008 (the "SAI"), which is available upon request from the Fund.

                        TERM, DISSOLUTION AND LIQUIDATION

    The Fund shall be dissolved:

     o upon the affirmative vote to dissolve the Fund by: (1) the Board of Managers or (2) Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members;

     o upon the failure of Members to elect successor Managers at a meeting called by the Adviser when no Manager remains to continue the business of the Fund;

     o upon the expiration of any two-year period which commences on the date on which any Member has submitted, in accordance with the terms of the Company Agreement, a written notice to the Fund requesting the repurchase of all of its Units by the Fund if those Units have not been repurchased by the Fund; or

     o   as required by operation of law.

    Upon the occurrence of any event of dissolution, the Board of Managers or the Adviser, acting as liquidator under appointment by the Board of Managers (or another liquidator, if the Board of Managers does not appoint the Adviser to act as liquidator or is unable to perform this function) is charged with winding up the affairs of the Fund and liquidating its assets. Net profits or net loss during the fiscal period including the period of liquidation will be allocated as described in the section titled "Capital Accounts and Allocations--Allocation of Net Profits and Net Losses."

    Upon the liquidation of the Fund, its assets will be distributed: (i) first to satisfy the debts, liabilities and obligations of the Fund (other than debts to Members) including actual or anticipated liquidation expenses; (ii) next to repay debts owing to the Members; and (iii) finally to the Members proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in-kind on a PRO RATA basis if the Board of Managers or liquidator determines that the distribution of assets in-kind would be in the interests of the Members in facilitating an orderly liquidation.

                                   FISCAL YEAR

    For accounting purposes, the Fund's fiscal year is the 12-month period ending on March 31. The first fiscal period of the Fund will end on March 31, 2009. The 12-month period ending December 31 of each year is the taxable year of the Fund.

                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    The Board of Managers and the Audit Committee have selected [____] as the independent registered public accounting firm of the Fund. The independent registered public accounting firm will be responsible for auditing the annual financial statements of the Fund. The principal business address of [____] is located at [__________________].

                                  LEGAL COUNSEL

    Schulte Roth & Zabel LLP, 919 Third Avenue, New York, NY 10022, serves as U.S. legal counsel to the Fund. The firm also acts as U.S. legal counsel to the Master Fund and the Adviser and its affiliates with respect to certain other matters.

                                    INQUIRIES

    You may request a copy of the Fund's annual and semi-annual reports to Members and the SAI by calling the telephone number below. Inquiries concerning the Fund and Units (including information concerning purchase and withdrawal procedures) should be directed to:

                  Timothy J. Stewart
                  Robeco Investment Management, Inc.
                  909 Third Avenue
                  32nd Floor
                  New York, New York 10022

                  Telephone: (212) 908-9660
                  Telecopier: (212) 908-0168

                                     * * * * *

    ALL POTENTIAL INVESTORS IN THE FUND ARE ENCOURAGED TO CONSULT APPROPRIATE LEGAL AND TAX COUNSEL.

                            TABLE OF CONTENTS OF SAI

                                                                        SAI PAGE

FINANCIAL STATEMENTS.........................................................[ ]

   FINANCIAL STATEMENTS OF THE FUND..........................................[ ]

   FINANCIAL STATEMENTS OF THE TRANSFERRING FUND.............................[ ]


                                    APPENDIX B: INVESTOR CERTIFICATION
                    ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL FUND, L.L.C. (THE "FUND")

I hereby certify that I am: (A) a natural person,  who either  individually or together with my spouse has a net  worth* in excess of $1.5  million  (the "Net Worth  Requirement");  (B) an  irrevocable  trust that meets the Net Worth  Requirement;  (C) a revocable trust and each grantor of the trust meets the Net Worth
Requirement;  (D) an  employee  benefit  plan (a  "Plan")  that  meets  the Net Worth  Requirement;  (E) a participant-directed  Plan and the person making the  investment  meets the Net Worth  Requirement;  (F) a corporation,  partnership,  limited liability company or other entity that meets the Net Worth Requirement that is not (i) a registered  investment company,  (ii) an entity which is excluded from the definition of
Investment  Company  under  Section 3(a) of the  Investment  Company Act of 1940 based on Section  3(c)(1)
because it is a non-publicly  offered entity whose securities are beneficially  owned by not more than 100 persons,  or (iii) a business  development  company;  (G) an entity  referred to in clause  F(i),  (ii) or
(iii)  above,  not formed for the  specific  purpose of  investing in the Fund and each equity owner meets the Net Worth Requirement;  or (H) a natural person or an entity that is otherwise an "Eligible  Investor"
as defined in the Fund's prospectus.  I am not a charitable remainder trust.

I understand that it may be a violation of state and Federal law for me to provide this  certification  if
I  know  that  it is  not  true.  I  have  read  the  prospectus  of  the  Fund,  including  the  investor qualification and investor  suitability  provisions  contained therein. I understand that an investment in the Fund  involves a  considerable  amount of risk and that some or all of the  investment  may be lost. I understand  that an  investment  in the Fund is  suitable  only  for  investors  who can  bear  the  risks associated with the limited liquidity of the investment and should be viewed as a long-term investment.

I am aware of the Fund's  limited  provisions for  transferability  and withdrawal and have carefully read and understand the "Redemptions, Repurchases of Units and Transfers" provision in the prospectus.

I am a  U.S.  person  and  am  NOT  (A) a  non-resident  alien  or  (B)  a  foreign  corporation,  foreign partnership,  foreign trust or foreign estate (as those terms are defined in the Internal  Revenue Code of
1986, as amended,  including  income tax  regulations)  for purposes of U.S.  Federal income  taxation.  I agree to notify the Fund  within 60 days of the date that I become a foreign  person or entity.  I further certify that my name,  U.S. tax  identification  number,  home address (in the case of an individual)  and business  address (in the case of an entity),  as they appear in your  records,  are true and  correct.  I further  certify that I am NOT subject to backup  withholding  because  either (1) I am exempt from backup withholding,  (2) I have not been notified by the Internal  Revenue  Service  ("IRS") that I am subject to backup  withholding  as a result of a failure  to report all  interest  or  dividends,  or (3) the IRS has notified  me that I am no longer  subject  to backup  withholding.**  I make  these  certifications  under penalty of perjury and  understand  that they may be  disclosed  to the IRS by the Fund and that any false statement contained in this paragraph could be punished by fine and/or imprisonment.

If I am the fiduciary  executing  this investor  certification  on behalf of a Plan (the  "Fiduciary"),  I represent and warrant that I have  considered the following  with respect to the Plan's  investment in the
Fund and have  determined  that, in review of such  considerations,  the investment is consistent with the
Fiduciary's  responsibilities  under the  Employee  Retirement  Income  Security  Act of 1974,  as amended
("ERISA"):  (i) the fiduciary  investment  standards  under ERISA in the context of the Plan's  particular circumstances;  (ii) the  permissibility  of an investment  in the Fund under the documents  governing the
Plan and the Fiduciary;  and (iii) the risks  associated  with an investment in the Fund and the fact that
I will be unable to redeem the  investment.  However,  the Fund may  repurchase  the investment at certain times and under certain conditions set forth in the prospectus.

I  understand  that the Fund and its  affiliates  are relying on the  certification  and  agreements  made herein in determining my  qualification  and  suitability as an investor in the Fund. I understand that an investment  in the Fund is not  appropriate  for,  and may not be acquired  by, any person who cannot make this  certification,  and agree to indemnify  Robeco  Investment  Management,  Inc. and its affiliates and hold  harmless  from any liability  that you may incur as a result of this  certification  being untrue in any respect.

By  signing  below,  I hereby  execute,  as a Member,  and  agree to be bound by the  terms of the  Fund's
Limited Liability  Company  Agreement (the  "Agreement"),  including its Power of Attorney  provisions,  a form of which is set  forth in  Appendix  A to the  prospectus.  I have  read the  Agreement  and,  to the extent I believe it necessary, have consulted with my tax and legal advisors and understand its terms.

            ------------------------------------------------------------------------------------------------------------------------
            Amount Invested: $_______________________ Investor Signature: __________________________________ Date: _________________

Investor    Print Investor Name: ______________________________________________    SSN/Tax ID Number: [ ][ ][ ] [ ][ ] [ ][ ][ ][ ]
Signature
Required    Investor Address: ______________________________________________________________________________________________________
            ------------------------------------------------------------------------------------------------------------------------
            Print Financial Advisor Name: _________________________________________ Financial Advisor Telephone #: _________________

            Financial Advisor Firm: _________________________________________________     Account Number: ____________   ___________
            ------------------------------------------------------------------------------------------------------------------------

PLEASE MAIL COMPLETED FORM TO:
Robeco Investment Management, Inc.
Attn: Operations Department
909 Third Avenue
New York, NY 10022
Fax# 212-812-7541

* As used herein, "net worth" means the excess of total assets at fair market value, including home, over total liabilities. For the purpose of determining "net worth," the principal residence owned by an individual shall be valued at either (A) cost, including the cost of improvements, net of current encumbrances upon the property, or (B) the appraised value of the property as determined by an institutional lender, net of current encumbrances upon the property. ** The Investor must cross out the preceding sentence if it has been notified by the IRS that it is currently subject to backup withholding because it has failed to report all interest and dividends on its tax return.

                     DATE OF FUND PROSPECTUS _______________________

                           APPENDIX C [TO BE UPDATED]

                         ADVISER PERFORMANCE INFORMATION


     Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Fund") invests substantially all of its assets into Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"). As of October 1, 2008, Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Transferring Fund") will be transferring substantially all of its assets to the Master Fund. As of that date, the Master Fund's portfolio will consist entirely of the Transferring Fund's investments on September 30, 2008. The Fund and the Master Fund have the same investment objective and substantially the same investment policies as those of the Transferring Fund. Accordingly, although the Fund and the Master Fund are newly formed, we have included below the performance information for the Transferring Fund.

     Robeco Investment Management, Inc. (the "Adviser") employs an investment program for the Fund and the Master Fund that is substantially the same as the investment program that it employs in managing various other investment vehicles that have investment objectives, programs, policies and strategies that are substantially the same as those of the Fund and the Master Fund (the "Other Vehicles"). The Adviser selects on behalf of the Other Vehicles various portfolio managers with which it will invest the Other Vehicles' assets. The personnel of the Adviser who are responsible for managing the investment portfolios of the Fund and the Master Fund manage the investment portfolios of the Other Vehicles. We have also included below performance information for the Other Vehicles.

     Because of the similarity of investment programs, as a general matter, the Adviser will consider participation by the Fund and the Master Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Other Vehicles. The Adviser will evaluate for the Fund, the Master Fund and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund, the Master Fund or the Other Vehicles at a particular time. Because these considerations may differ for the Fund, the Master Fund and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund, the Master Fund and each of the Other Vehicles will differ. (SEE "Conflicts of Interest.")

     THE FOLLOWING TABLES SET FORTH COMPOSITE MONTHLY PERFORMANCE INFORMATION OF THE OTHER VEHICLES, THE TRANSFERRING FUND AND VARIOUS INDICES FOR THE PERIODS INDICATED. THE RETURNS SHOWN FOR THE OTHER VEHICLES AND THE TRANSFERRING FUND REFLECT THE ACTUAL FEES AND EXPENSES INCURRED BY THE OTHER VEHICLES AND THE TRANSFERRING FUND, RESPECTIVELY. THE TABLE SHOULD BE READ IN CONJUNCTION WITH THE NOTES THERETO. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PROSPECTIVE INVESTORS SHOULD RECOGNIZE THAT THE FUND'S FEES AND EXPENSES MAY BE HIGHER THAN THOSE OF EACH OF THE OTHER VEHICLES. ACCORDINGLY, HAD THE OTHER VEHICLES' PERFORMANCE RECORDS REFLECTED THE FUND'S FEES AND ESTIMATED EXPENSES, THE OTHER VEHICLES' RETURNS SHOWN IN THE TABLE MAY HAVE BEEN LOWER. IN ADDITION, PROSPECTIVE INVESTORS SHOULD RECOGNIZE THAT THE FEES AND EXPENSES OF THE TRANSFERRING FUND ARE HIGHER THAN THOSE ANTICIPATED FOR THE FUND BECAUSE, UNLIKE THE TRANSFERRING FUND, THE FUND IS NOT SUBJECT TO AN ONGOING DISTRIBUTION FEE OF 0.85%. FURTHERMORE, THERE ARE CERTAIN DIFFERENCES BETWEEN THE INVESTMENT POLICIES OF THE FUND AND THE OTHER VEHICLES. UNLIKE THE FUND, CERTAIN OF THE OTHER VEHICLES ARE NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS IMPOSED BY APPLICABLE SECURITIES LAWS WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE OTHER VEHICLES' PERFORMANCE. THE FUTURE PERFORMANCE OF THE OTHER VEHICLES AND THE VARIOUS INDICES MAY DIFFER.


             COMPOSITE PERFORMANCE INFORMATION OF OTHER VEHICLES(1)
------------------------------------------------------------------------------------------------------------------------------------
        JAN.      FEB.      MAR.      APR.      MAY       JUN.     JUL.      AUG.      SEP.      OCT.      NOV.      DEC.       YTD
1994    1.50%    -1.40%    -1.78%    -1.42%    0.97%     -0.72%    1.21%     1.59%     0.16%     0.20%    -1.46%     0.16%    -1.07%
1995   -0.57%     0.35%     0.67%     0.91%    0.57%      1.66%    2.26%     1.49%     1.50%    -0.53%     0.79%     1.96%    11.59%
1996    3.93%     0.72%     0.56%     3.42%    1.86%     -0.69%   -0.70%     2.67%     1.75%     2.19%     2.42%     1.80%    21.72%
1997    2.26%     2.56%     0.55%     0.72%    2.77%      1.88%    3.83%     0.64%     2.44%    -0.37%    -1.45%     0.83%    17.85%
1998    0.53%     2.21%     2.46%     0.61%   -2.44%     -0.94%   -0.41%    -6.80%    -2.32%     1.53%     3.34%     1.76%    -0.91%
1999    2.44%    -0.89%     4.14%     4.13%    2.78%      2.35%    1.34%     0.63%     1.68%     1.16%     4.26%     5.63%    33.79%
2000    1.97%     3.31%     1.73%    -0.59%    0.01%      2.43%    0.21%     2.28%     0.31%     0.20%    -1.11%     1.32%    12.64%
2001    2.35%     1.15%     0.54%     1.12%    0.35%      0.76%    0.03%     1.21%     0.03%     0.79%     0.26%     0.79%     9.77%
2002    0.61%    -0.33%     0.55%     0.92%    0.69%     -1.37%   -1.29%     0.30%     0.58%    -0.38%     0.97%     0.89%     2.12%
2003    1.64%     0.32%     0.49%     1.14%    1.47%      1.23%    0.36%     0.62%     1.34%     1.38%     0.89%     1.50%    13.09%
2004    1.46%     1.10%     0.60%    -0.40%   -0.43%      0.44%   -0.77%     0.08%     0.75%     0.46%     2.43%     1.47%     7.40%
2005    0.28%     1.24%    -0.02%    -1.12%    0.90%      1.33%    1.67%     0.75%     1.63%    -1.12%     0.93%     1.84%     8.58%
2006    2.43%     0.27%     1.73%     1.57%   -1.46%     -0.35%    0.24%     0.56%     0.68%     1.57%     1.51%     1.67%    10.86%
2007    1.47%     0.78%     1.42%     1.75%    1.79%      0.35%   -0.95%    -1.57%     1.79%     2.02%    -1.68%     0.28%     7.59%
2008   -3.18%     1.09%    -3.02%     1.22%    1.56%                                                                          -2.42%
------------------------------------------------------------------------------------------------------------------------------------
  MONTHLY RETURNS AS OF [MAY 31], 2008

     COMPOSITE PERFORMANCE INFORMATION OF OTHER VEHICLES AND VARIOUS INDICES

  ANNUAL RETURNS FOR EACH CALENDAR YEAR
------------------------------------------------------------------------------------------------------------------------------------
             1994     1995     1996     1997     1998     1999     2000     2001     2002     2003     2004    2005    2006    2007
OTHER       -1.07%   11.59%   21.72%   17.85%   -0.91%   33.79%   12.64%    9.77%   2.12%    13.09%   7.40%   8.58%    10.86%  7.59%
VEHICLES(1)
S&P         1.32%    37.58%   22.96%   33.36%   28.58%   21.04%   -9.10%   -11.89% -22.10%   28.68%   10.86%  4.91%    15.78%  5.49%
500(2,3)
LEHMAN      -2.92%   18.47%    3.63%    9.65%    8.69%   -0.82%   11.63%    8.44%   10.25%    4.10%   4.34%   2.43%    4.33%   6.96%
AGG.(2,4)
HFR         -3.11%   7.76%    12.81%   13.69%   -5.49%   28.46%    2.47%    2.79%   1.17%    11.42%   7.19%   7.46%    10.18%  9.72%
DIVERSIFIED
FOF
INDEX(2,5)

AVERAGE ANNUAL TOTAL RETURNS AS OF [MAY 31], 2008
-----------------------------------------------------------------------------------------------------------------------
                            1 YEAR             3 YEAR              5 YEAR             7 YEAR        SINCE INCEPTION(6)
OTHER VEHICLES(1)           -2.26%             7.66%               7.86%               7.22%              10.22%
S&P 500(2,3)                -6.70%             7.56%               9.77%               3.39%              9.90%
LEHMAN AGG.(2,4)            6.90%              4.30%               3.83%               5.51%              6.15%
HFR DIVERSIFIED FOF         0.75%              8.71%               7.92%               6.42%              6.99%
INDEX(2,5)
-----------------------------------------------------------------------------------------------------------------------

RISK STATISTICS(6) AS OF [MAY 31], 2008
-------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL
                                           RETURNS                   STANDARD                 SHARPE
                                       SINCE INCEPTION             DEVIATION(7)               RATIO(8)
OTHER VEHICLES(1)                          10.22%                    5.21%                    1.20
S&P 500(2,3)                                9.90%                     13.97%                   0.42
LEHMAN AGG.(2,4)                            6.15%                     3.73%                    0.58
HFR DIVERSIFIED FOF INDEX(2,5)              6.99%                     6.10%                    0.49
--------------------------------- --------------------------- ----------------------- -----------------------

(1) This table is based on the investment performance of the Other Vehicles. The information contained in the table was prepared by the Adviser based on the following facts and assumptions:

(a) The composite performance information is an asset-weighted average of the returns of each of the Other Vehicles.

(b) The Other Vehicles' returns take into account each Other Vehicle's actual fees and expenses as well as all fees and expenses and incentive allocations borne indirectly by the Other Vehicles as investors in other investment funds. The returns do not reflect the reinvestment of any distributions made by the Other Vehicles. The Fund's fees and expenses may be higher than those of each of the Other Vehicles.

(c) The composite performance information from January 1, 1994 to December 31, 1999 is based on the performance of one Other Vehicle ("Vehicle One") which commenced investment operations on January 1, 1994 (because none of the Other Vehicles had commenced investment operations). The composite performance information from January 1, 2000 to September 30, 2003 is based on the performance of Vehicle One and one Other Vehicle which commenced investment operations on January 1, 2000 ("Vehicle Two"). The composite performance information from October 1, 2003 to November 30, 2005 is based on the performance of Vehicle One, Vehicle Two and one Other Vehicle ("Vehicle Three"), which commenced investment operations on October 1, 2003. The composite performance information beginning December 1, 2005 is based on the performance of Vehicle One, Vehicle Two, Vehicle Three and one Other Vehicle ("Vehicle Four"), which commenced investment operations on December 1, 2005. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(2) Does not reflect fees or expenses of any kind charged by the indices. However, with respect to the HFR Diversified Fund of Funds Index, the returns take into account the fees and expenses charged by the portfolio funds comprising the Index.

(3) The Standard & Poor's 500 Stock Index with Dividends Reinvested is a market capitalization-weighted index made up of the 500 US companies with the largest market capitalizations.

(4) The Lehman Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, which, in the aggregate, represent fixed-income securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

(5) The HFR Diversified Fund of Funds Index includes a representative group of various funds of funds, each of which invests with multiple managers and has an objective of reducing the risk associated with investments in a single manager. It is an equal weighted index. There are no asset-size or track record length minimums required for inclusion. Funds that close or stop reporting are included in the index up until the last reporting date. Both domestic and offshore funds are included in the index.

(6) Returns and Risk numbers are measured from the commencement of investment operations of Vehicle One on January 1, 1994, and include the performance information of Vehicle Two, Vehicle Three and Vehicle Four.

(7) A statistical measure of dispersion around a set of observations about their mean or other measure of central tendency.

(8) A mathematical measure utilized to assess the risk-adjusted return of a portfolio. The formula is stated as the (Portfolio Return minus the Risk Free rate) divided by the standard deviation of portfolio return.

                             PERFORMANCE INFORMATION OF THE TRANSFERRING FUND


MONTHLY RETURNS AS OF [MAY 31], 2008
-----------------------------------------------------------------------------------------------------------------
            JAN.    FEB.   MAR.    APR.     MAY    JUN.    JUL.    AUG.    SEP.   OCT.    NOV.    DEC.     YTD
-----------------------------------------------------------------------------------------------------------------
2005                                                                                               1.47%   1.47%
-----------------------------------------------------------------------------------------------------------------
2006         2.57%   0.16%  1.81%   1.53%  -1.57%  -0.79%  -0.04%   0.52%   0.42%  1.26%   1.53%   1.43%   9.11%
-----------------------------------------------------------------------------------------------------------------
2007         1.18%   0.62%  1.28%   1.66%   1.70%   0.29%  -1.11%  -1.74%   1.80%  1.96%  -1.94%   0.16%   5.89%
-----------------------------------------------------------------------------------------------------------------
2008        -3.47%   0.91% -3.22%   1.39%   1.77%                                                         -2.73%
-----------------------------------------------------------------------------------------------------------------


ANNUAL RETURNS FOR EACH CALENDAR YEAR
-------------- ------- ------- ------
               2005(1)  2006   2007
-------------- ------- ------- ------
TRANSFERRING   1.47%   9.11%   5.89%
FUND
-------------- ------- ------- ------
S&P 500(3,4)   0.43%   15.78%  5.49%
-------------- ------- ------- ------
LEHMAN         0.95%   4.33%   6.96%
AGG.(3,5)
-------------- ------- ------- ------
HFR            1.98%   10.18%  9.72%
DIVERSIFIED
FOF
INDEX(3,6)
-------------- ------- ------- ------



AVERAGE ANNUAL TOTAL RETURNS AS OF [MAY 31], 2008
------------------- ------------- ---------------- --------------- --------------- ---------------
                       1 YEAR         3 YEAR           5 YEAR          7 YEAR          SINCE
                                                                                    INCEPTION(7)
------------------- ------------- ---------------- --------------- --------------- ---------------
TRANSFERRING           -3.37%           N/A             N/A             N/A            5.40%
FUND(2)
------------------- ------------- ---------------- --------------- --------------- ---------------
S&P 500(3,4)           -6.70%           N/A             N/A             N/A            6.68%
------------------- ------------- ---------------- --------------- --------------- ---------------
LEHMAN AGG.(3,5)       6.90%            N/A             N/A             N/A            5.39%
------------------- ------------- ---------------- --------------- --------------- ---------------
HFR DIVERSIFIED        0.75%            N/A             N/A             N/A            8.09%
FOF INDEX(3,6)
------------------- ------------- ---------------- --------------- --------------- ---------------



RISK STATISTICS(6) AS OF [MAY 31], 2008
---------------------------- --------------------- ------------------- ------------------
                                AVERAGE ANNUAL          STANDARD            SHARPE
                                TOTAL RETURNS
                               SINCE INCEPTION        DEVIATION(8)          RATIO(9)
---------------------------- --------------------- ------------------- ------------------
                                    5.40%                5.40%               0.21
TRANSFERRING FUND(1)
---------------------------- --------------------- ------------------- ------------------
                                    6.68%                9.05%               0.27
S&P 500(3,4)
---------------------------- --------------------- ------------------- ------------------
                                    5.39%                2.66%               0.42
LEHMAN AGG.(3,5)
---------------------------- --------------------- ------------------- ------------------
                                    8.09%                5.41%               0.70
HFR DIVERSIFIED FOF
INDEX.(3,6)
---------------------------- --------------------- ------------------- ------------------

-----------------------------

(1) Reflects annual returns for the period from the Transferring Fund's commencement of operations on December 1, 2005 through December 31, 2005.

(2) This table is based on the investment performance of the Transferring Fund. The Transferring Fund's returns take into account its actual fees and expenses, which are higher than those anticipated by the Fund because, unlike the Transferring Fund, the Fund is not subject to an ongoing distribution fee of 0.85%. The information contained in the table was prepared by the Adviser. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(3)  Does not reflect fees or expenses of any kind.

(4) The Standard & Poor's 500 Stock Index with Dividends Reinvested is a market capitalization-weighted index made up of the 500 US companies with the largest market capitalizations.

(5) The Lehman Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, which, in the aggregate, represent fixed-income securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

(6) The HFR Fund of Funds Diversified Index includes a representative group of various funds of funds, each of which invests with multiple managers and has an objective of reducing the risk associated with investments in a single manager. It is an equal weighted index. There are no asset-size or track record length minimums required for inclusion. Funds that close or stop reporting are included in the index up until the last reporting date. Both domestic and offshore funds are included in the index.

(7) Returns and Risk numbers are measured from the commencement of investment operations of the Transferring Fund.

(8) A statistical measure of dispersion around a set of observations about their mean or other measure of central tendency.

(9) A mathematical measure utilized to assess the risk-adjusted return of a portfolio. The formula is stated as the (Portfolio Return minus the Risk Free rate) divided by the standard deviation of portfolio return.

OTHER DISCLOSURES

This information is intended for illustration purposes only. No index is directly comparable to the Fund, the Transferring Fund or the Other Vehicles. Past performance is not indicative of future results or performance of any account managed by the Adviser, including the Fund and the Transferring Fund. There is no guarantee that the Fund will achieve its investment objective.

              Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.

                       STATEMENT OF ADDITIONAL INFORMATION
                                    [ ], 2008

                     c/o Robeco Investment Management, Inc.
                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022

                                 (212) 908-9660


          This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to and should be read in conjunction with the Prospectus of Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Fund"), dated [___________], 2008. A copy of the Prospectus may be obtained by contacting the Fund at the telephone number or address set forth above.

          This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

          Except for the financial information discussed below, all information that is required to be provided in a statement of additional information has been included in the Fund's Prospectus, dated [_________], 2008.

                            TABLE OF CONTENTS OF SAI


                                                                           PAGE

FINANCIAL STATEMENTS.......................................................[   ]

   FINANCIAL STATEMENTS OF THE FUND........................................[   ]

   FINANCIAL STATEMENTS OF THE TRANSFERRING FUND...........................[   ]

                              FINANCIAL STATEMENTS

          Upon commencement of operations, the Fund will invest substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"), a newly formed entity. As of October 1, 2008, Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Transferring Fund") will be transferring substantially all of its assets to the Master Fund. As of that date, the Master Fund's portfolio will consist entirely of the Transferring Fund's investments on September 30, 2008. The Fund and the Master Fund have the same investment objective and substantially the same investment policies as those of the Transferring Fund. Accordingly, in addition to the Fund's seed capital financial statements (audited), dated [______], the following pages also include the Transferring Fund's financial statements (audited) for the fiscal year ended March 31, 2008.

          The audited financial information for the Transferring Fund for the fiscal years ended March 31, 2008, 2007 and 2006, included in the Fund's Prospectus under the caption "Financial Highlights," and the audited financial statements of the Fund and the Transferring Fund that are included in this SAI have been so included in reliance on the consent of [_________________], given upon their authority as experts in auditing and accounting.

ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Financial Statements

For the year ended March 31, 2008

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                                Table of Contents


Financial Statements:

Report of Independent Registered Public Accounting Firm......................1
Schedule of Investments......................................................2
Statement of Assets and Liabilities..........................................5
Statement of Operations......................................................6
Statements of Changes in Members' Capital....................................7
Statement of Cash Flows......................................................8
Financial Highlights.........................................................9
Notes to Financial Statements...............................................10
Managers and Officers of the Fund (unaudited)...............................26


















The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Schedule of Investments
                                 March 31, 2008

                                [GRAPHIC OMITTED]


                                                                                 %* OF
                                                                                 MEMBERS'
PORTFOLIO FUND                                         COST         VALUE        CAPITAL   LIQUIDITY
----------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Abchurch Europe Fund, Ltd.                          $ 2,250,000   $ 1,833,594    1.63%     Quarterly
Alson Signature Fund, L.P.                            3,250,000     3,300,096    2.93%     Quarterly
Apis Capital L.P.                                     2,600,000     2,604,086    2.31%     Quarterly
Clovis Capital Partners Institutional, L.P.           2,800,000     3,042,935    2.70%     Quarterly
Coeus Capital, L.P.                                   2,250,000     2,238,839    1.99%     Quarterly
Criterion Institutional Partners, L.P.                2,350,000     2,850,819    2.53%     Quarterly
Delta Institutional, L.P.                             2,050,000     1,934,626    1.72%     Quarterly
Dirigo, LLC                                           1,500,000     1,637,101    1.45%     Quarterly
Elm Ridge Capital Partners, L.P.                      1,700,000     1,769,053    1.57%     Quarterly
Highline Capital Partners QP, L.P.                    2,650,000     3,178,922    2.82%     Quarterly
Ivory Flagship Fund, L.P.                             2,800,000     3,062,383    2.72%     Quarterly
Marshall Wace Core Fund, Ltd.                         2,750,000     2,228,765    1.98%     Quarterly
PFM Diversified Fund, L.P.                            2,500,000     2,440,154    2.16%     Quarterly
Renaissance Institutional Equities Fund, LLC          2,800,000     2,576,795    2.29%      Monthly
Saras Capital Partners, L.P.                          2,450,000     2,294,833    2.04%     Quarterly
Tracer Capital Partners (QP), L.P.                    1,119,256     1,118,791    0.99%     Quarterly
U Capital Partners, L.P.                              1,650,000     1,790,466    1.59%     Quarterly
                                                   -----------------------------------
        TOTAL LONG/SHORT EQUITY                      39,469,256    39,902,258   35.42%
                                                   -----------------------------------

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Schedule of Investments (continued)
                                 March 31, 2008

                                                                           %* OF
                                                                          MEMBERS'
PORTFOLIO FUND                                         COST      VALUE    CAPITAL  LIQUIDITY
---------------------------------------------------------------------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.              $ 2,450,000   $ 2,875,774   2.55%    Quarterly
Centaurus Alpha Fund, L.P.                                 1,650,000     1,798,459   1.60%    Monthly
CSO US, Ltd.                                               2,050,000     1,527,247   1.36%    Quarterly**
Eton Park Fund, L.P.                                       3,650,000     4,838,688   4.29%   Bi-Annually
Fir Tree Value Fund II, L.P.                               2,450,000     2,347,791   2.08%    Quarterly
Magnetar Capital Fund, L.P.                                2,300,000     2,444,163   2.17%  Semi-Annually
Montrica Global Opportunities Fund, L.P.                   2,900,000     2,795,453   2.48%    Annually
Octavian Global Fund, L.P.                                 2,300,000     2,253,126   2.00%    Quarterly
Silver Point Capital Fund, L.P.                            3,500,000     3,572,591   3.17%    Annually
                                                         ---------------------------------
        TOTAL EVENT DRIVEN                                23,250,000    24,453,292  21.70%
                                                         ---------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                           3,050,000     3,461,396   3.07%   Bi-Annually
Matlin Patterson Distressed Opportunities Fund, L.P.       1,500,000     1,397,395   1.24%  Semi-Annually
Redwood Domestic Fund, L.P.                                3,000,000     2,819,473   2.50%   Bi-Annually
Wexford Credit Opportunities Fund, L.P.                    2,350,000     2,496,184   2.22%    Quarterly
                                                         ---------------------------------
        TOTAL DISTRESSED                                   9,900,000    10,174,448   9.03%
                                                         ---------------------------------
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                    3,500,000     3,525,820   3.13%  Semi-Annually
Dune Capital, L.P.                                         1,500,000     1,382,185   1.23%  Semi-Annually
Petra Offshore Fund, L.P.                                  1,750,000     1,999,894   1.77%    Quarterly
Sorin Fund, L.P.                                           1,500,000     1,454,974   1.29%    Quarterly
                                                         ---------------------------------
        TOTAL STRUCTURED CREDIT                            8,250,000     8,362,873   7.42%
                                                         ---------------------------------
MACRO:
AQR Absolute Return Institutional Fund, L.P.               1,200,000       810,676   0.72%    Quarterly
Brevan Howard Emerging Markets Strategies Fund             1,700,000     1,640,160   1.46%    Monthly
Fortress Commodities Fund, L.P.                            1,800,000     1,784,541   1.58%    Quarterly
QFS Global Macro Hedge Fund, LLC                           1,050,000     1,394,123   1.24%    Monthly
Wexford Spectrum Fund I, L.P.                              2,650,000     2,715,800   2.41%    Quarterly
                                                         ---------------------------------
        TOTAL MACRO                                        8,400,000     8,345,300   7.41%
                                                         ---------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Wellington Partners, LLC                           3,000,000     3,439,697   3.05%    Quarterly
Sandleman Partners Multi-Strategy Fund, L.P.               2,750,000     2,447,069   2.17%    Quarterly
                                                         ---------------------------------
        TOTAL MULTI-STRATEGY RELATIVE VALUE                5,750,000     5,886,766   5.22%
                                                         ---------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short      3,100,000     3,864,160   3.43%    Monthly
                                                         ---------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC      2,800,000     2,816,707   2.50%    Quarterly
The Drake Absolute Return Fund, L.P.                         600,000       512,369   0.45%    Quarterly**
                                                         ---------------------------------
        TOTAL FIXED INCOME RELATIVE VALUE                  3,400,000     3,329,076   2.95%
                                                         ---------------------------------

                               Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Schedule of Investments (concluded)
                                          March 31, 2008

                                                                           %* OF
                                                                          MEMBERS'
PORTFOLIO FUND                                         COST      VALUE    CAPITAL  LIQUIDITY
----------------------------------------------------------------------------------------------
CREDIT:
ARX Global High Yield Securities Fund I, L.P.              $ 737,500     $ 760,355   0.67%  Semi-Annually
Latigo Fund, L.P.                                          2,250,000     2,255,490   2.00%    Quarterly
                                                       -----------------------------------
        TOTAL CREDIT                                       2,987,500     3,015,845   2.68%
                                                       -----------------------------------
        TOTAL PORTFOLIO FUNDS                          $ 104,506,756  $107,334,018  95.26%
                                                       ===================================



       * Percentages are based on Members' Capital at end of period of $112,670,275.
      ** The manager has temporarily suspended redemptions. The aggregate cost of investments for tax purposes was $104,506,756. Net unrealized appreciation on investments for tax purposes was $2,827,262 consisting of $6,407,662 of gross unrealized appreciation and $(3,580,400) of gross unrealized depreciation.

      The investments in Portfolio Funds shown above, representing 95.26% of Members' Capital, have been fair valued as described in Note 2.B.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                       Statement of Assets and Liabilities
                                 March 31, 2008


ASSETS
Investments in Portfolio Funds, at fair value (cost $104,506,756)                $ 107,334,018
Receivable from Portfolio Funds                                                      4,085,131
Cash and cash equivalents                                                            2,195,438
Due from Adviser                                                                         2,099
Other assets                                                                             5,000
                                                                            -------------------
          Total assets                                                             113,621,686
                                                                            -------------------

LIABILITIES
Advisory fee payable                                                                   416,475
Member Servicing fee payable                                                           176,049
Redemptions payable                                                                    119,690
Professional fees payable                                                               90,686
Administration fee payable                                                              46,391
Management fee payable                                                                  27,771
Board of Managers' fees payable                                                          4,500
Other accrued expenses                                                                  69,849
                                                                            -------------------
          Total liabilities                                                            951,411
                                                                            -------------------

          NET ASSETS                                                             $ 112,670,275
                                                                            ===================

MEMBERS' CAPITAL
Net capital                                                                      $ 112,169,603
Accumulated net investment loss                                                     (3,294,538)
Accumulated net realized gain on Portfolio Funds                                       967,948
Net unrealized appreciation on investments in Portfolio Funds                        2,827,262
                                                                            -------------------
          Members' Capital                                                       $ 112,670,275
                                                                            ===================


          NET ASSET VALUE PER UNIT (BASED ON 101,953 UNITS OUTSTANDING)             $ 1,105.12
                                                                            ===================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Statement of Operations
                        For the year ended March 31, 2008


INVESTMENT INCOME
     Interest                                                                 $ 87,524
     Other income                                                                2,054
                                                                      -----------------
           Total investment income                                              89,578
                                                                      -----------------

EXPENSES
     Advisory fee                                                            1,512,076
     Member servicing fee                                                      252,065
     Professional fees                                                         217,872
     Administration fee                                                        144,995
     Management fee                                                            100,826
     Printing fees                                                              18,759
     Board of Managers' fees                                                    18,000
     Custody fee                                                                10,083
     Other expenses                                                             87,584
                                                                      -----------------
           Total expenses                                                    2,362,260
           Fund expenses reimbursed                                            (88,828)
                                                                      -----------------
     Net Expenses                                                            2,273,432
                                                                      -----------------
Net Investment Loss                                                         (2,183,854)
                                                                      -----------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS IN PORTFOLIO FUNDS
     Net Realized Gain on Investments in Portfolio Funds                       939,749
     Net Change in Unrealized Appreciation on
           Investments in Portfolio Funds                                   (3,427,192)
                                                                      -----------------
     Net Realized and Unrealized Losses                                     (2,487,443)
                                                                      -----------------
     Net Decrease in Members' Capital Derived
           from Investment Activities                                     $ (4,671,297)
                                                                      =================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                                       For the                 For the
                                                                      year ended              year ended
                                                                    March 31, 2008          March 31, 2007
                                                                 ---------------------   ---------------------
FROM INVESTMENT ACTIVITIES
       Net investment loss*                                              $ (2,183,854)             $ (955,507)
                                                                 ---------------------   ---------------------
       Net realized gain on investments
             in Portfolio Funds                                               939,749                  28,199
       Net change in unrealized appreciation
             on investments in Portfolio Funds                             (3,427,192)              4,914,355
                                                                 ---------------------   ---------------------
       Net realized and unrealized gains/(losses)                          (2,487,443)              4,942,554
                                                                 ---------------------   ---------------------

                 Net increase/(decrease) in Members'
                   Capital derived from investment activities              (4,671,297)              3,987,047
                                                                 ---------------------   ---------------------

MEMBERS' CAPITAL TRANSACTIONS
       Sales of Units                                                      70,316,242              40,375,291
       Redemption of Units                                                (18,621,930)                      -
                                                                 ---------------------   ---------------------
                                                                           51,694,312              40,375,291
                                                                 ---------------------   ---------------------

Net Increase in Members' Capital                                           47,023,015              44,362,338
Members' Capital at Beginning of Year                                      65,647,260              21,284,922
                                                                 ---------------------   ---------------------
Members' Capital at End of Year                                         $ 112,670,275            $ 65,647,260
                                                                 =====================   =====================

Accumulated Net Investment Loss                                          $ (3,294,538)           $ (1,110,684)
                                                                 =====================   =====================


          * Investment income less net expenses.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                             Statement of Cash Flows
                        FOR THE YEAR ENDED MARCH 31, 2008


CASH FLOWS USED IN OPERATING ACTIVITIES
Net decrease in Members' Capital derived from investment activities                    $ (4,671,297)
Adjustments to reconcile net decrease in Members' Capital derived from investment activities to cash used in operating activities:
            Purchases of Portfolio Funds                                                (62,150,000)
            Sales of Portfolio Funds                                                     16,932,993
            Net change in unrealized appreciation on
                investments in Portfolio Funds                                            3,427,192
            Net realized gain on investments in Portfolio Funds                            (939,749)
            Decrease in due from Adviser                                                     65,899
            Increase in receivable from investment funds                                 (3,400,152)
            Decrease in fund investments made in advance                                  9,650,000
            Increase in other assets                                                         (4,787)
            Increase in member servicing fees                                                80,245
            Increase in advisory fee payable                                                187,155
            Increase in professional fees payable                                            28,763
            Decrease in administration fee payable                                          (65,383)
            Increase in management fee payable                                               12,480
            Increase in other accrued expenses                                               32,102
                                                                                  ------------------
Net cash used in operating activities                                                   (40,814,539)
                                                                                  ------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                                             61,099,242
Redemption of Units                                                                     (18,502,240)
                                                                                  ------------------
Net cash provided by financing activities                                                42,597,002
                                                                                  ------------------

Net increase in cash and cash equivalents                                                 1,782,463
Cash and cash equivalents, beginning of year                                                412,975
                                                                                  ------------------
Cash and cash equivalents, end of year                                                  $ 2,195,438
                                                                                  ==================

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Proceeds from sales of Units received in advance in prior year                          $ 9,217,000
                                                                                  ==================

Redemptions payable                                                                       $ 119,690
                                                                                  ==================





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                              Financial Highlights

                                                                                                              For the period
                                                                                                               June 8, 2005
                                                                     For the               For the          (date of inception)
                                                                   year ended             year ended              through
                                                                 March 31, 2008         March 31, 2007        March 31, 2006
                                                              ----------------------   -----------------    --------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                                                $ 1,141.44          $ 1,061.24              $ 1,000.00
                                                              ----------------------   -----------------    --------------------
Income from operations:
   Net investment loss                                                       (25.30)             (26.36)                  (8.03)
   Net realized and unrealized appreciation/
        (depreciation) from Portfolio Funds                                  (11.02)             106.56                   69.27
                                                              ----------------------   -----------------    --------------------
Net change in net assets resulting from operations                           (36.32)              80.20                   61.24
                                                              ----------------------   -----------------    --------------------
Ending net asset value                                                   $ 1,105.12          $ 1,141.44              $ 1,061.24
                                                              ======================   =================    ====================

Total Return                                                                  (3.18)%             7.56%                    6.12%(1)

Net assets, end of period (000's)                                         $ 112,670            $ 65,647                $ 21,285

RATIOS TO AVERAGE NET ASSETS
Expenses, before waivers and reimbursements (2)                                2.34%               3.56%                   6.09%(3)

Expenses, net of waivers and reimbursements (2)                                2.25%               2.50%                   2.50%(3)

Net investment loss, before waivers and reimbursements                        (2.25)%             (3.46)%                 (5.90)(3)

Net investment loss, net of  waivers and reimbursements                       (2.16)%             (2.40)%                 (2.31)(3)

Portfolio turnover rate                                                       17.47%               7.82%                   0.00%(4)



   (1) Total return is for the period indicated and has not been annualized.
   (2) Expenses of Portfolio Funds are not included in the expense ratio.
   (3) Annualized, with the exception of non-recurring organizational expenses of $67,500.
   (4) Not annualized.

   Note: The expense ratios, the net investment loss ratio, and the total return percentage are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                          Notes to Financial Statements
                                 March 31, 2008

1. ORGANIZATION


Robeco-Sage Multi-Strategy Fund, L.L.C. (formerly Sage Multi-Strategy Fund, L.L.C.) (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund is a "fund of funds" that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on December 1, 2005.



The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.


Investors who purchase Units and who are admitted to the Fund by its Board of Managers ("the Board") will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES


The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates


The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Adviser (See
Note 3) to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. Management considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

E. Distributions from Portfolio Funds (continued)

income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F.  Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.


3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund. Prior to January 1, 2007, Robeco-Sage Capital Management, L.L.C., a wholly-owned subsidiary of Robeco USA, Inc., served as the investment adviser of the Fund. Effective January 1, 2007, Robeco-Sage Capital Management, L.L.C. was merged into its parent, Robeco USA, Inc. (which changed its name to Robeco Investment Management, Inc. after the merger). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund pays the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter (the "Investment Advisory Fee"). The Investment Advisory Fee is payable in arrears within five business days after the end of the quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $416,475.

In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) office space, telephone and utilities, and various administrative services to the Fund, including certain legal and compliance services, and is responsible for oversight of the Fund's administrator and other service providers.

In consideration for these services, the Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee"). Prior to February 1, 2006, the Fund paid the Adviser a quarterly management fee at an annualized rate of 0.35%. The accompanying Statement of Assets and Liabilities includes a management fee payable of $27,771.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

RELATED PARTIES (CONCLUDED)

The Fund has entered into a Member Services Agreement with Robeco Securities, L.L.C. ("Robeco Securities") (the "Service Agent"), an affiliate of the Adviser, to provide (or arrange for the provision of) ongoing Member and account maintenance services.

The Fund pays a quarterly fee to the Service Agent at an annualized rate of 0.25% of the average net assets of the Fund during the calendar quarter (the "Member Servicing Fee"). The Service Agent may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. Furthermore, the Adviser, in its discretion and from its own resources, may pay to Member Service Providers, in respect of their customers' investments in the Fund, additional ongoing compensation not to exceed 0.60% (on an annualized basis) of the aggregate value of outstanding Units held by Members introduced by the Member Service Provider.

Robeco Securities serves as a distributor of the Units and serves in that capacity on a reasonable best efforts basis. The distributors may impose a sales load of up to 2% to each investor. No sales loads were charged by Robeco Securities during the year.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of

Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

Affiliates of the Adviser have invested in the Fund primarily as seed investors. Capital transactions during the year for these affiliates consisted of capital withdrawals of $15,868,350. At March 31, 2008 the affiliate capital balances totaled $7,305,249.

OTHER
SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement dated as of February 1, 2006 (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

OTHER (CONCLUDED)
for certain out-of-pocket expenses. After its initial term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

4. FUND EXPENSES

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, and the Service Agent pursuant to the Member Services Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; the Member Servicing Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

4. FUND EXPENSES (CONCLUDED)

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $2,099 for the reimbursement of excess expenses. Prior to April 1, 2007, the Expense Limitation was 2.5 % per annum.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2008, the amount of the carryforward is $776,755 which includes $270,079, $417,848 and $88,828 from the fiscal years ending March 31, 2006, 2007 and 2008, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $199,599 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs were amortized over the initial twelve-month period ending November 30, 2006. These offering costs were subject to the Expense Limitation and Reimbursement Agreement.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

6. MEMBERS' CAPITAL

Unit transactions for the period ended March 31, 2008 were as follows:


Units outstanding at beginning of year                          57,512
Units issued                                                    60,236
Units redeemed                                                 (15,795)
                                                         --------------
Units outstanding at end of year                               101,953
                                                         ==============

The Fund is authorized to issue Units the value of which at time of issuance is not to exceed $250 million in aggregate.

7. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Fund has established a line of credit with the Adviser. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Borrowings under the line of credit do not bear any interest. The Fund does not pay a facility fee. At March 31, 2008, the Fund had no outstanding borrowings.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Units of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts charged against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Units of any Member; or (v) any day

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

on which any amount is credited to or charged against the capital account of any Member other than an amount to be credited to or charged against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or charged against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), after giving effect to contributions and before giving effect to any repurchases by the Fund of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

Generally, the minimum initial investment in the Fund from each investor is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum initial and additional investment for employees of the Adviser or a selling agent of the Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000.The minimum initial and minimum additional investment requirements may be reduced or increased by the Board

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members, twice a year, as of June 30 and December
31. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

9. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS (CONCLUDED)

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund;
(iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of the Fund's investment.

11. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


12. CONCENTRATION OF RISK (CONTINUED)

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


12. CONCENTRATION OF RISK (CONTINUED)

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


12. CONCENTRATION OF RISK (CONTINUED)

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. CONCENTRATION OF RISK (CONCLUDED)

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

M. Credit Risk

The Fund will be exposed to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

N. Interest Rate Risk

A number of the underlying funds that the Fund invests in may be interest rate sensitive, which means that their value and, consequently, the Net Asset Value of the Fund, may fluctuate as interest rates fluctuate.

13. INVESTMENT TRANSACTIONS

For the year ended March 31, 2008, the Fund had purchases of investments of $62,150,000 and sales of investments of $16,932,993.

14. INVESTMENTS

As of March 31, 2008, the Fund had investments in forty-six Portfolio Funds, none of which were related parties.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)


14. INVESTMENTS (CONTINUED)

Portfolio Funds' Investment Strategies (continued):

CREDIT

Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across 2 different companies.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

14. INVESTMENTS (CONCLUDED)
Portfolio Funds' Investment Strategies (concluded):

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

15. TENDER OFFER

On March 4, 2008, the Fund offered to purchase up to $25,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of June 30, 2008. In May 2008, the fund accepted tender offer requests of approximately $2,900,000. The final tender amount will be based upon the June 30, 2008 net asset value.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (concluded)

16. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted the provisions of FIN 48 as of April 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

17. SUBSEQUENT EVENT

Subsequent to year end through May 27, 2008, the Fund received $4,517,450 of subscriptions.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                  Managers and Officers of the Fund (unaudited)
                              as of March 31, 2008


NAME, AGE,              TERM OF           PRINCIPAL                        NUMBER OF  OTHER
AND POSITION            OFFICE            OCCUPATION                       FUNDS IN   DIRECTORSHIPS
WITH THE                AND               DURING PAST 5                    FUND       HELD BY
FUND                    LENGTH            YEARS                            COMPLEX    MANAGERS
                        OF TIME                                            OVERSEEN
                        SERVED                                             BY
                                                                           MANAGER
-------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED MANAGERSo
-------------------------------------------------------------------------------------------------------------------------
Charles S. Crow, III,   Indefinite/Since  Mr. Crow has been a partner of     2        Member of the Board of
58                      July 2004         the law firm of Crow &                      Directors of 1st
                                          Associates since 1981.                      Constitution Bank;
                                                                                      Member of the Board of
Manager                                                                               Trustees of Centurion
                                                                                      Ministries, Inc.; Member
                                                                                      of the Board of Managers
                                                                                      of Robeco-Sage Triton
                                                                                      Fund, L.L.C.
-------------------------------------------------------------------------------------------------------------------------
Richard B. Gross, 60    Indefinite/Since  Mr. Gross is the co-founder,       2        Member of the Board of
                        July 2004         co-President and Chief Legal                Trustees of Randall's
                                          Officer of GoldenRich Films,                Island Sports
Manager                                   LLC (2002 - present).  From                 Foundation; Member of
                                          1998 to 2001 he served as a                 the Board of Managers of
                                          Managing Director and General               Robeco-Sage Triton Fund,
                                          Counsel of U.S. Trust                       L.L.C.
                                          Corporation, a bank holding
                                          company.
-------------------------------------------------------------------------------------------------------------------------
David C. Reed, 57       Indefinite/Since  Mr. Reed is the Chief Executive    2        Member of the Board of
                        February 2005     Officer, principal owner and                Directors of  1st
                                          co-founder of Mapleton                      Constitution Bank;
Manager                                   Nurseries (1998 - present).  He             Member of the Board of
                                          is also the Managing Director               Managers of Robeco-Sage
                                          of Reed & Company (1995                     Triton Fund, L.L.C.
                                          -present).

-------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED MANAGER*o
-------------------------------------------------------------------------------------------------------------------------
Timothy J. Stewart, 33  Indefinite/       Mr. Stewart is the Director of      2        Member of the Board of
                        Since October     Operations and a Managing                    Managers of Robeco-Sage
                        2003              Director of Robeco-Sage                      Triton Fund, L.L.C.
Manager, President                        division of Robeco Investment
and Chief Executive                       Management (2003 -
Officer                                   present)(1).  From 2000 to
                                          2003 Mr. Stewart was an
                                          Analyst at Robeco-Sage Capital
                                          Management, L.L.C.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
            Managers and Officers of the Fund (concluded) (unaudited)
                              as of March 31, 2008


NAME, AGE,              TERM OF           PRINCIPAL                        NUMBER OF  OTHER
AND POSITION            OFFICE            OCCUPATION                       FUNDS IN   DIRECTORSHIPS
WITH THE                AND               DURING PAST 5                    FUND       HELD BY
FUND                    LENGTH            YEARS                            COMPLEX    MANAGERS
                        OF TIME                                            OVERSEEN
                        SERVED                                             BY
                                                                           MANAGER
-------------------------------------------------------------------------------------------------------------------------
                                           OFFICERS WHO ARE NOT MANAGERSo
-------------------------------------------------------------------------------------------------------------------------
Roland Toppen, 37       Indefinite/       Mr. Toppen is the Chief             N/A        N/A
                        Since  December   Financial Officer and a Senior
                        2005              Managing Director of Robeco
Chief Financial                           Investment Management (2005 -
Officer                                   present).  From 2002 to 2005
                                          he served as Head of Corporate
                                          Marketing/Pan-European Sales &
                                          Executive Vice President of
                                          Robeco Netherlands.  From 2000
                                          to 2002 he served as Head of
                                          Corporate
                                          Strategy/Acquisitions & Senior
                                          Vice President of Robeco
                                          Netherlands.
-------------------------------------------------------------------------------------------------------------------------
Christine Mevs, 53      Indefinite/       Ms. Mevs is a Senior                N/A        N/A
                        Since  December   Compliance Manager at Robeco
                        2005              Investment Management (2005 -
Chief Compliance                          present).  From February 2005
Officer                                   to May 2005 she served as a
                                          Compliance Officer for General
                                          Motors Asset Management.  From
                                          February 2004 to January 2005
                                          Ms. Mevs was employed by
                                          Arnhold and Bleichroeder Asset
                                          Management.  From 1997 through
                                          2004 Ms. Mevs served as a Vice
                                          President and Senior
                                          Compliance Manager at Lazard
                                          Asset Management.


*Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

oThe  address  of each  Manager  and  Officer  is as  follows:  c/o  Robeco-Sage
 Multi-Strategy Fund, L.L.C., 909 Third Avenue, 28th Floor, New York, NY 10022.

(1)Prior to January 1, 2007, Mr. Stewart served as the Director of Operations and a Managing Director of Robeco-Sage Capital Management, L.L.C.

                                     PART C

                                OTHER INFORMATION

ITEM 25.   FINANCIAL STATEMENTS AND EXHIBITS

 25(1) Financial Statements:

          The statement of assets and liabilities of the Registrant, dated as of [___________], 2008, is included in Part B of the Registrant's Registration Statement.*

 25(2)    Exhibits

          (a)(1) Certificate of Formation, filed herewith.

          (a)(2) Limited Liability Company Agreement.*

          (b)    Not Applicable

          (c)    Not Applicable

          (d)    Incorporated by reference to Exhibits (a)(2) and (b) above.

          (e)    Not Applicable

          (f)    Not Applicable

          (g) Form of Advisory Agreement between the Registrant and Robeco Investment Management, Inc.*

          (h) Form of Distribution Agreement between the Registrant and Robeco Securities, LLC.*

          (i)    Not Applicable

          (j) Form of Custodian Services Agreement between the Registrant and [____________].*

          (k)(1) Form of Administration Agreement between the Registrant and [____________]*

          (k)(2) Form of Management Agreement between the Registrant and Robeco Investment Management, Inc.*

          (k)(3) Form of Member Services Agreement between the Registrant and Robeco Investment Management, Inc.*

          (k)(4) Form of Escrow Agreement between the Registrant and [_______________].*

          (k)(5) Form of Master/Feeder Agreement*

          (l)    Opinion and Consent of Schulte Roth & Zabel LLP.*

          (m)    Not Applicable

          (n)(1) Consent of ___________________, independent registered public accounting firm for the Registrant.*

          (n)(2) Tax Opinion of Schulte Roth & Zabel LLP*

          (o)    Not Applicable

          (p)    Certificate of Initial Member.*

          (q)    Not Applicable

          (r)(1) Code of Ethics of the Registrant.*

          (r)(2) Code of Ethics of the Adviser and Robeco Securities, LLC.*

* To be filed by amendment.


ITEM 26.   MARKETING ARRANGEMENTS

      Please refer to Item 25(2)(h) above.

 ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    All Figures are estimates
    Accounting Fees and Expenses*    $[             ]
    Legal fees and expenses*         $[             ]
    Printing and engraving*          $[             ]
    Total*                           $[             ]
* To be completed by amendment

 ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

      Not Applicable

 ITEM 29. NUMBER OF HOLDERS OF LIMITED LIABILITY COMPANY INTERESTS**

      The following table sets forth the approximate number of record holders of the Registrant's limited liability company interests as of [______________].

TITLE OF                                                      NUMBER OF
CLASS                                                      RECORD HOLDERS
Units of Limited Liability Company
Interests                                                        [ ]

** To be completed by amendment

ITEM 30.  INDEMNIFICATION

     [To be completed by amendment]


 ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      [There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each executive officer and manager of Robeco Investment Management, Inc. (the "Adviser") is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

      To the knowledge of the Registrant, none of the managers or executive officers of the Adviser are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

    The Adviser provides investment advisory and management services to Registrant and to the fund in which the Registrant invests substantially all of its assets. The Adviser is a Delaware limited liability corporation and a subsidiary of Robeco Groep, N.V. Information with respect to each manager and executive officer of the Adviser is incorporated by reference to Form ADV filed by the Adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended (File no. 801-61786). The principal business address of the Adviser is 909 Third Avenue, 32nd Floor, New York, NY 10022.]

 ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

          (1) the Registrant, Robeco-Sage Multi-Strategy Institutional Fund, L.L.C., 909 Third Avenue, New York, New York 10022;

          (2)      the Administrator, [_______________];

          (3)      the Custodian, [_______________]; and

          (4) the Adviser, Robeco Investment Management, Inc., 909 Third Avenue, New York, New York 10022.

 ITEM 33. MANAGEMENT SERVICES

    Except as described under "The Advisory Agreements," "The Management Agreements" and "Administrator" in this Registration Statement, the Fund is not party to any management service related contract.

 ITEM 34. UNDERTAKINGS

      The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
 (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
 (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (3) to include any material information with respect to any plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

      The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.


      The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of August, 2008.


                                       ROBECO-SAGE MULTI-STRATEGY INSTITUTIONAL
                                       FUND, L.L.C.


                                       By:/s/ Timothy J. Stewart
                                          -------------------------------------
                                          Timothy J. Stewart
                                          Manager

                                  EXHIBIT INDEX

Exhibits  Description

---------------------

 (a)(1) Certificate of Formation of Robeco-Sage Multi-Strategy Institutional Fund, L.L.C.